UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21457

Name of Fund:	BlackRock Allocation Target Shares
BATS: Series A Portfolio
BATS: Series C Portfolio
BATS: Series E Portfolio
BATS: Series M Portfolio
BATS: Series P Portfolio
BATS: Series S Portfolio

Fund Address: 100	Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2021

Date of reporting period: 09/30/2020

Item 1 – Report to Stockholders

SEPTEMBER 30, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock Allocation Target Shares

•	BATS: Series A Portfolio
•	BATS: Series C Portfolio
•	BATS: Series E Portfolio
•	BATS: Series M Portfolio
•	BATS: Series P Portfolio
•	BATS: Series S Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	31.31%	15.15%
U.S. small cap equities (Russell 2000® Index)	31.60	0.39
International equities (MSCI Europe, Australasia, Far East Index)	20.39	0.49
Emerging market equities (MSCI Emerging Markets Index)	29.37	10.54
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	1.10
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.71	10.74
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.53	6.98
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.78	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	15.18	3.20
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2020	BATS: Series A Portfolio

Investment Objective

BATS: Series A Portfolio’s (the “Fund”) investment objective is to seek a high level of current income consistent with capital preservation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2020, the Fund outperformed both its broad-based benchmark, the Bloomberg Barclays U.S. Universal Index, and its “Reference Benchmark,” consisting of 50% Bloomberg Barclays U.S. Asset-Backed Securities Index and 50% Bloomberg Barclays Non-Agency Investment Grade CMBS Index. Shares of the Fund can be purchased or held only by or on behalf of (i) certain separately managed account clients; (ii) collective trust funds managed by BlackRock Institutional Trust Company, N.A., an affiliate of the investment adviser; and (iii) mutual funds advised by BlackRock Advisors, LLC or its affiliates. Comparisons of the Fund’s performance versus its Reference Benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

The largest contributor to the Fund’s performance relative to the benchmark was an overweight allocation to securitized assets. These included collateralized loan obligations (“CLOs”), non-agency residential mortgage-backed securities (“MBS”), agency MBS, legacy (i.e., issued before 2009) commercial mortgage-backed securities (“CMBS”), and private student loan and consumer loan asset-backed securities (“ABS”).

Detractors from the Fund’s relative performance included allocations to subordinate, bank prime and credit card receivables within ABS. Exposure to AAA conduit loans within CMBS weighed on the Fund’s return.

Describe recent portfolio activity.

The Fund’s allocations to CMBS and consumer loans within ABS were decreased, while exposures within ABS were shifted further down the capital stack. Exposure to AAA-rated CLOs was reduced as well. Additionally, within ABS the investment adviser increased the allocation to senior subprime auto and equipment loans, as well as to bank card receivables.

The Fund’s cash position was increased in the wake of the disruption in financial markets when COVID-19 concerns crested, as the investment adviser sought to maintain liquidity and preserve capital. The cash position did not have any material impact on the Fund’s return for the period.

Describe portfolio positioning at period end.

The Fund ended the period underweight duration (and corresponding interest rate sensitivity) relative to the Reference Benchmark. The Fund continued to hold non-benchmark allocations to CLOs, non-agency MBS, and risk sharing deals within agency MBS. In addition, the Fund finished the period underweight CMBS and ABS relative to the Reference Benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020 (continued)	BATS: Series A Portfolio

Performance Summary for the Period Ended September 30, 2020

		Average Annual Total Returns(a)(b)
	6-Months Total Returns	1 Year	5 Years	Since Inception	(c)
BATS: Series A Portfolio	11.48%	1.83%	5.38%	5.41%
Bloomberg Barclays U.S. Universal Index(d)	4.84	6.68	4.49	4.51
Reference Benchmark(e)	5.52	4.71	3.46	3.54

(a)	See “About Fund Performance” on page 17 for a detailed description of performance related information.
(b)

The Fund will primarily invest its assets in fixed-income securities, such as ABS, CMBS and residential mortgage-backed securities (“RMBS”) issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government, CMBS and RMBS issued by banks and other financial institutions, collateralized mortgage obligations, loans backed by commercial or residential real estate, derivatives and repurchase agreements and reverse repurchase agreements.

(c)	The Fund commenced operations on September 21, 2015.
(d)

An unmanaged, market value weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, ABS and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

(e)

A customized weighted index comprised of the returns of the Bloomberg Barclays U.S. Asset-Backed Securities Index (50%)/Bloomberg Barclays Non-Agency Investment Grade CMBS Index (50%). The Bloomberg Barclays U.S. Asset-Backed Securities Index is composed of debt securities backed by credit card, auto and home equity loans that are rated investment grade or higher by Moody’s Investors Service (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”). Issues must have at least one year to maturity and an outstanding par value of at least $50 million. The Bloomberg Barclays Non-Agency Investment Grade CMBS Index measures the market of conduit and fusion CMBS deals with a minimum current deal size of $300 million that are rated investment grade or higher using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. Securities must have a remaining average life of at least one year and must be fixed-rate, weighted average coupon (“WAC”), or capped WAC securities.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual				Hypothetical(a)
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00	$ 1,114.80	$ 0.00		$ 1,000.00	$ 1,025.07	$ 0.00		0.00%

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

See “Disclosure of Expenses” on page 18 for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2020 (continued)	BATS: Series A Portfolio

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments	(a)
Asset-Backed Securities	56%
Non-Agency Mortgage-Backed Securities	42
U.S. Government Sponsored Agency Securities	1
Floating Rate Loan Interests	1
Corporate Bonds	—(b	)

CREDIT QUALITY ALLOCATION

Credit Rating(c)	Percent of Total Investments	(a)
AAA/Aaa(d)	40%
AA/Aa	4
A	4
BBB/Baa	2
BB/Ba	4
B	3
CCC/Caa	4
CC/Ca	5
C	1
N/R	33

(a)	Total investments exclude short-term securities.
(b)	Amount is less than 1%.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

6	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	BATS: Series C Portfolio

Investment Objective

BATS: Series C Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2020, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Credit Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

Overweights in technology, independent energy and wireline telecommunications issuers made the largest contribution to relative performance. An allocation to fallen angels (investment-grade securities that were downgraded to high yield) also contributed positively.

An underweight in U.S. dollar denominated emerging market issues detracted from results, as did underweight positions in food/beverage and manufacturing issuers. The Fund’s duration and yield curve positioning detracted as well. (Duration is a measure of interest-rate sensitivity).

Describe recent portfolio activity.

The portfolio was positioned defensively heading into the coronavirus-induced economic shutdown that occurred in March, largely as a result of the unattractive valuations that existed at that time. Valuations became more compelling in the subsequent sell-off, prompting the investment adviser to increase the portfolio’s risk profile in April and May 2020. Portfolio activity was heavily focused on adding newly issued corporates, where the investment adviser identified a sizable yield advantage over securities already trading in the secondary market. The investment adviser reduced portfolio risk in the third quarter of 2020 due to a rebound in valuations, particularly among higher-quality issuers. As the Fed’s buying program caused yield spreads for shorter-dated bonds to tighten, the investment adviser decreased the Fund’s positions in shorter-term debt in favor of intermediate-term issues.

Describe portfolio positioning at period end.

The Fund’s leading overweight positions were in the technology, banks, independent energy and cable/satellite sectors, while its largest underweights were in sovereigns, integrated energy, life insurance and media/entertainment issues. The Fund’s duration was below that of the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2020 (continued)	BATS: Series C Portfolio

Performance Summary for the Period Ended September 30, 2020

		Average Annual Total Returns(a)(b)
	6-Months Total Returns	1 Year	5 Years	10 Years
BATS: Series C Portfolio	10.44%	9.19%	6.18%	5.62%
Bloomberg Barclays U.S. Credit Index(c)	9.84	7.50	5.75	4.92

(a)	See “About Fund Performance” on page 17 for a detailed description of performance related information.
(b)

The Fund will primarily invest its assets in investment grade fixed-income securities, such as corporate bonds, notes and debentures, ABS, CMBS and RMBS, obligations of non-U.S. governments and supranational organizations which are chartered to promote economic development, collateralized mortgage obligations, U.S. Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives, repurchase agreements and reverse repurchase agreements.

(c)

An unmanaged index that includes publicly issued U.S. corporate and non-corporate securities which include foreign agencies, sovereigns, supranationals and local authorities that meet the specified maturity, liquidity, and quality requirements.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual				Hypothetical(a)
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00	$ 1,104.40	$ 0.00		$ 1,000.00	$ 1,025.07	$ 0.00		0.00%

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

See “Disclosure of Expenses” on page 18 for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments	(a)
Corporate Bonds	88%
U.S. Treasury Obligations	4
Foreign Government Obligations	3
Municipal Bonds	3
Preferred Securities	2
Foreign Agency Obligations	—(b	)

CREDIT QUALITY ALLOCATION

Credit Rating(c)	Percent of Total Investments	(a)
AAA/Aaa(d)	5%
AA/Aa	7
A	29
BBB/Baa	58
BB/Ba	1

(a)	Total investments exclude short-term securities.
(b)	Amount is less than 1%.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

8	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	BATS: Series E Portfolio

Investment Objective

BATS: Series E Portfolio’s (the “Fund”) investment objective is to seek to maximize Federal tax-free yield with a secondary goal of total return.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2020, the Fund outperformed its broad-based benchmark, the S&P® Municipal Bond Index and its customized “Reference Benchmark,” consisting of 50% S&P® Municipal High-Yield Index, 25% S&P® Municipal Bond A Rating Band Index (using the returns of only those A rated bonds that have maturities greater than five years) and 25% S&P® Municipal Bond BBB Rating Band Index (using the returns of only those BBB rated bonds that have maturities greater than five years). Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

The Fund’s duration (interest rate sensitivity) was above that of the benchmark, which helped Fund performance given that yields declined during the period. (Prices and yields move in opposite directions). Overweight positions in bonds with maturities of 20 years and above also aided results at a time in which longer-term bonds outperformed. The Fund’s use of leverage further boosted returns by providing additional income and amplifying the effect of rising prices.

Overweight positions in lower-rated investment-grade issues in the single A and BBB rating categories contributed positively, as investors’ robust appetite for risk translated to elevated demand for higher-yielding debt. Overweight positions in the project finance, transportation and tobacco sectors contributed, as well.

An underweight position in securities rated below investment grade (those with ratings of BB and below) detracted from Fund performance. In the early part of the period, the Fund had a bias toward investment-grade securities, which lagged lower-rated issues in the recovery from the March 2020 sell-off. Underweight positions in school districts, local tax-backed and utilities also detracted.

Describe recent portfolio activity.

At the beginning of the reporting period, the market was dislocated due to COVID-19 and the associated lockdowns. As a result, yield spreads were well above average and liquidity conditions were unfavorable. The investment adviser used these unusual circumstances as an opportunity to increase the Fund’s weighting in non-investment grade securities.

During times in which the Fund faced redemptions, the investment adviser raised cash primarily through the sale of higher-quality, more liquid securities. The investment adviser also sought to manage the Fund’s capital gains by harvesting losses via sales of higher-cost, lower-yielding positions.

At the sector level, the Fund increased its allocations to the tax-backed, corporate and project finance sectors, and reduced its weightings in health care and utilities.

Describe portfolio positioning at period end.

The Fund’s duration (interest rate sensitivity) was above that of the index. The Fund remained overweight in longer-term bonds, specifically the 20-year plus maturity range, and it was underweight in short- and intermediate-term debt. The transportation sector was its largest overweight, followed by education and project finance. The tax-backed local, school districts and utilities sectors were its most notable underweights.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2020 (continued)	BATS: Series E Portfolio

Performance Summary for the Period Ended September 30, 2020

		Average Annual Total Returns(a)(b)
	6-Months Total Returns	1 Year	5 Years	Since Inception	(c)
BATS: Series E Portfolio	7.51%	1.90%	6.14%	6.34%
S&P® Municipal Bond Index(d)	3.78	3.85	3.80	3.81
Reference Benchmark(e)	6.72	3.17	5.67	5.56	(f)

(a)	See “About Fund Performance” on page 17 for a detailed description of performance related information.
(b)

The Fund will invest in investment grade and non-investment grade municipal bonds. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Reference Benchmark.

(c)	The Fund commenced operations on August 4, 2014.
(d)

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

(e)

A customized weighted index comprised of the returns of the S&P® Municipal High-Yield Index (50%)/S&P® Municipal Bond A Rating Band Index (25%) using the returns of only those A rated bonds that have maturities greater than 5 years/S&P® Municipal Bond BBB Rating Band Index (25%) using the returns of only those BBB rated bonds that have the maturities greater than 5 years.

(f)

The benchmark value used to calculate since inception return is from the close of July 31, 2014. By using this value, the benchmark is using 2 extra days of performance (August 1, 2014 and August 4, 2014) compared to the Fund.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual						Hypothetical(a)
		Including Interest Expense and Fees		Excluding Interest Expense and Fees			Including Interest Expense and Fees			Excluding Interest Expense and Fees
Beginning Account Value (04/ 01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Expenses Paid During the Period	(c)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(c)
$ 1,000.00	$ 1,075.10	$ 0.27		$ 0.00		$ 1,000.00	$ 1,024.81	$ 0.27		$ 1,025.07	$ 0.00

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

(c)

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

See “Disclosure of Expenses” on page 18 for further information on how expenses were calculated.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
County/City/Special District/School District	28%
Transportation	17
Education	17
Health Care	16
Tobacco	9
Utilities	9
Housing	3
Corporate	1

CREDIT QUALITY ALLOCATION

Credit Rating(b)	Percent of Total Investments	(a)
AA/Aa	11%
A	15
BBB/Baa	18
BB/Ba	9
B	4
CC/Ca	3
N/R	40

(a)	Total investments exclude short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

10	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	BATS: Series M Portfolio

Investment Objective

BATS: Series M Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2020, the Fund outperformed its benchmark, the Bloomberg Barclays MBS Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

The largest contributors to the Fund’s performance relative to the benchmark included an allocation to out-of-benchmark securitized sectors, specifically commercial mortgage-backed securities (“CMBS”) and agency collateralized mortgage obligations (“CMOs”). In addition, security selection within agency mortgage-backed securities (“MBS”) contributed positively to performance.

The Fund’s cash position was elevated in the wake of the disruption in financial markets when COVID-19 concerns crested, as the investment adviser sought to maintain liquidity and preserve capital. The Fund’s cash position did not have a material impact on the Fund’s return for the period.

There were no material detractors from the Fund’s performance relative to the benchmark.

Describe recent portfolio activity.

Over the period, the Fund transitioned from a slightly underweight stance with respect to duration (and corresponding sensitivity to interest rate changes) to a more neutral stance. Within agency MBS, the fund shifted to favor lower coupon pools in the 2% range along with higher coupon pools in the 4% to 4.5% range, while avoiding 3% to 3.5% coupons. The Fund’s allocation to agency CMBS was reduced modestly.

Describe portfolio positioning at period end.

The Fund ended the period overweight in agency MBS relative to the benchmark, based on Fed support for lower coupons within the sector and on the view that higher coupons should continue to benefit from slowing prepayment speeds due to “borrower burnout.” Within securitized assets, the Fund favored agency CMBS, as well as high quality single-asset/single-borrower paper within CMBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2020 (continued)	BATS: Series M Portfolio

Performance Summary for the Period Ended September 30, 2020

		Average Annual Total Returns(a)(b)
	6-Months Total Returns	1 Year	5 Years	10 Years
BATS: Series M Portfolio	2.98%	5.17%	3.42%	4.00%
Bloomberg Barclays MBS Index(c)	0.78	4.36	2.98	3.01

(a)	See “About Fund Performance” on page 17 for a detailed description of performance related information.
(b)

The Fund will primarily invest its assets in investment grade CMBS and RMBS, ABS, collateralized mortgage obligations, U.S. Treasury and agency securities, cash equivalent instruments, when-issued and delayed delivery securities, derivatives and dollar rolls.

(c)	An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet the maturity and liquidity criteria.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual				Hypothetical(a)
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00	$ 1,029.80	$ 0.00		$ 1,000.00	$ 1,025.07	$ 0.00		0.00%

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

See “Disclosure of Expenses” on page 18 for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments	(a)
U.S. Government Sponsored Agency Securities	93%
Non-Agency Mortgage-Backed Securities	7
Asset-Backed Securities	—(b	)

CREDIT QUALITY ALLOCATION

Credit Rating(c)	Percent of Total Investments	(a)
AAA/Aaa(d)	98%
AA/Aa	1
N/R	1

(a)	Total investments exclude short-term securities ,TBA sale commitments and options written.
(b)	Amount is less than 1%.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

12	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	BATS: Series P Portfolio

Investment Objective

BATS: Series P Portfolio’s (the “Fund”) investment objective is to seek to provide a duration that is the inverse of its benchmark.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2020, the Fund outperformed the Bloomberg Barclays U.S. Treasury 7-10 Year Bond Index and the Bloomberg Barclays U.S. Bellwether 10 Year Swap Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark indexes will differ from comparisons of the benchmarks against the performance of the separately managed accounts.

What factors influenced performance?

The use and cost of derivatives will result in a negative contribution to returns when interest rates fall; however, the Fund’s strategy is designed to offset these costs by holding shares of BATS: Series S Portfolio (“Series S Portfolio”), a short-term proprietary fund. The use of derivatives is necessary to achieve the Fund’s objective and should therefore be evaluated in a portfolio context and not as a standalone strategy. Given that yields fell, the Fund’s use of derivatives to facilitate an inverse exposure to the 7- to 10-year part of the U.S. Treasury yield curve detracted from results.

The Fund’s position in the Series S Portfolio—which was helped by its allocations to investment-grade corporate bonds, commercial mortgage-backed securities, residential mortgage-backed securities, asset-backed securities and the emerging markets—contributed to performance.

The Fund held cash at the end of the period as collateral in conjunction with its investments in U.S. Treasury futures and interest rate swaps. The cash position had no material impact on performance.

Describe recent portfolio activity.

The Fund actively managed interest rate risk on the seven- to 10-year part of the yield curve by using derivatives as described above. The Fund maintained its allocation to Series S Portfolio in order to offset the cost of the derivatives. Since this is an overlay strategy designed to manage interest-rate risk, the portfolio’s positioning was relatively static.

Describe portfolio positioning at period end.

The Fund held positions in U.S. Treasury futures and interest rate swaps, and an out-of-benchmark allocation to Series S Portfolio.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	13

Fund Summary as of September 30, 2020 (continued)	BATS: Series P Portfolio

Performance Summary for the Period Ended September 30, 2020

		Average Annual Total Returns(a)(b)
	6-Months Total Returns	1 Year	5 Years	Since Inception	(c)
BATS: Series P Portfolio	1.64%	(6.25)%	(2.15)%	(2.47)%
Bloomberg Barclays U.S. Treasury 7-10 Year Bond Index(d)	1.17	10.07	4.52	3.80
Bloomberg Barclays U.S. Bellwether 10 Year Swap Index(e)	0.53	9.75	4.69	4.25

(a)	See “About Fund Performance” on page 17 for a detailed description of performance related information.
(b)	The Fund may invest in a portfolio of securities and other financial instruments, including derivative instruments, in an attempt to provide returns that are the inverse of its benchmark index.
(c)	The Fund commenced operations on March 20, 2013.
(d)

An unmanaged index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated Baa3 (or better) by Moody’s or BBB- (or better) by S&P, are fixed rate, and have more than $250 million par outstanding.

(e)	Provides total returns for swaps with varying maturities. For example, the 10-year swap index measures the total return of investing in 10-year par swaps over time.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual				Hypothetical(a)
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00	$ 1,016.40	$ 0.00		$ 1,000.00	$ 1,025.07	$ 0.00		0.00%

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

See “Disclosure of Expenses” on page 18 for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	100%

PORTFOLIO HOLDINGS

Security	Percent of Total Investments
BATS: Series S Portfolio	100%

14	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2020	BATS: Series S Portfolio

Investment Objective

BATS: Series S Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended September 30, 2020, the Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

The Fund’s allocations to investment-grade corporate bonds, commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“MBS”), asset-backed securities (“ABS”) and the emerging markets—together with a corresponding underweight in U.S. Treasuries—was the primary contributor to performance. The credit sectors strongly outperformed U.S. Treasuries in the recovery from the sell-off that occurred in February and March.

As part of its investment strategy, the Fund used interest rate derivatives to manage the portfolio’s duration and yield curve positioning. The use of derivatives detracted from results.

Describe recent portfolio activity.

The Fund increased its allocations to ABS, non-agency residential MBS, CMBS and agency MBS, while keeping its allocation to corporate bonds static. Management retains a positive view on investment-grade corporates due to the combination of Fed support and favorable supply-and-demand trends.

Describe portfolio positioning at period end.

The Fund’s duration (interest rate sensitivity) was above that of the benchmark. The Fund remained overweight in ABS, CMBS, agency MBS, and U.S. investment-grade corporate bonds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	15

Fund Summary as of September 30, 2020 (continued)	BATS: Series S Portfolio

Performance Summary for the Period Ended September 30, 2020

		Average Annual Total Returns(a)(b)
	6-Months Total Returns	1 Year	5 Years	10 Years
BATS: Series S Portfolio	6.78%	3.94%	3.22%	2.93%
ICE BofA 1-3 Year U.S. Treasury Index(c)	0.24	3.58	1.80	1.28

(a)	See “About Fund Performance” on page 17 for a detailed description of performance related information.
(b)

The Fund will primarily invest its assets in investment grade fixed-income securities, such as CMBS and RMBS, obligations of non-U.S. governments and supranational organizations, which are chartered to promote economic development, obligations of domestic and non-U.S. corporations, ABS, collateralized mortgage obligations, U.S. Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives, repurchase agreements, reverse repurchase agreements and dollar rolls.

(c)	An unmanaged index comprised of Treasury securities with maturities ranging from one to three years.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual						Hypothetical(a)
		Including Interest Expense		Excluding Interest Expense			Including Interest Expense			Excluding Interest Expense
Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Expenses Paid During the Period	(c)	Beginning Account Value (04/01/20)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(b)	Ending Account Value (09/30/20)	Expenses Paid During the Period	(c)
$ 1,000.00	$ 1,067.80	$ 0.25		$ 0.00		$ 1,000.00	$ 1,024.83	$ 0.24		$ 1,025.07	$ 0.00

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

(c)

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses, incurred by the Fund. Extraordinary expenses may include dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses. This agreement has no fixed term.

See “Disclosure of Expenses” on page 18 for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments	(a)
Corporate Bonds	44%
U.S. Government Sponsored Agency Securities	22
Non-Agency Mortgage-Backed Securities	17
Asset-Backed Securities	15
U.S. Treasury Obligations	2
Foreign Agency Obligations	—(b	)

CREDIT QUALITY ALLOCATION

Credit Rating(c)	Percent of Total Investments	(a)
AAA/Aaa(d)	55%
AA/Aa	2
A	20
BBB/Baa	22
N/R	1

(a)	Total investments exclude short-term securities, options purchased and options written.
(b)	Amount is less than 1%.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

16	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Fund. The Funds’ returns would have been lower if there were no such waivers and reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2020 and held through September 30, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance returns and NAV. However, there is no guarantee that these objectives can be achieved in all interest rate environments.

The Funds may utilize leverage by entering into reverse repurchase agreements.

Series E Portfolio may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, the Series E Portfolio transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Series E Portfolio with economic benefits in periods of declining short-term interest rates, but expose the Series E Portfolio to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Series E Portfolio’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

A B O U T F U N D P E R F O R M A N C E	17

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

18	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
ABFC Trust, Series 2007-WMC1, Class A2B, (1 mo. LIBOR US + 1.00%), 1.15%, 06/25/37(a)	USD	3,948	$3,562,443
Ajax Mortgage Loan Trust
Series 2017-D, Class A, 3.75%, 12/25/57(b)		1,680	1,686,491
Series 2017-D, Class B, 0.00%, 12/25/57(b)(c)(d)		1,626	954,926
Series 2018-A, Class A, 3.85%, 04/25/58(b)(c)		1,814	1,804,821
Series 2018-A, Class B, 0.00%, 04/25/58(b)		594	304,399
Series 2018-B, Class A, 3.75%, 02/26/57(b)(c)		1,717	1,715,073
Series 2018-B, Class B, 0.00%, 02/26/57(b)		698	192,202
Series 2018-D, Class A, 3.75%, 08/25/58(b)(c)(d)		3,288	3,287,618
Series 2018-D, Class B, 0.00%, 08/25/58(b)(c)(d)		912	460,639
Series 2018-E, Class A, 4.38%, 06/25/58(b)(d)		3,529	3,621,054
Series 2018-E, Class B, 5.25%, 06/25/58(b)(c)(d)		368	369,668
Series 2018-E, Class C, 0.00%, 06/25/58(b)(d)		913	695,431
Series 2018-F, Class A, 4.38%, 11/25/58(b)(c)(d)		3,597	3,625,850
Series 2018-F, Class B, 5.25%, 11/25/58(b)(c)(d)		420	415,919
Series 2018-F, Class C, 0.00%, 11/25/58(b)		987	617,954
Series 2018-G, Class A, 4.38%, 06/25/57(b)(c)(d)		4,078	3,976,037
Series 2018-G, Class B, 5.25%, 06/25/57(b)(c)(d)		560	422,800
Series 2018-G, Class C, 0.00%, 06/25/57(b)(c)		1,430	1,406,156
Series 2019-A, Class A, 3.75%, 08/25/57(b)(d)		3,290	3,346,849
Series 2019-A, Class B, 5.25%, 08/25/57(b)(d)		350	313,818
Series 2019-A, Class C, 0.00%, 08/25/57(b)(c)		875	725,163
Series 2019-B, Class A, 3.75%, 01/25/59(b)(d)		3,084	3,137,152
Series 2019-B, Class B, 5.25%, 01/25/59(b)(c)(d)		409	308,795
Series 2019-B, Class C, 0.00%, 01/25/59(b)(c)		1,045	897,001
Series 2019-C, Class A, 3.95%, 10/25/58(b)(d)		3,380	3,394,246
Series 2019-E, Class A, 3.00%, 09/25/59(b)(e)		3,012	2,992,058
Series 2019-E, Class B, 4.88%, 09/25/59(b)(e)		350	302,323
Series 2019-E, Class C, 0.00%, 09/25/59(b)		808	432,745
Series 2019-G, Class A, 3.00%, 09/25/59(b)(e)		2,272	2,253,909
Series 2019-G, Class B, 4.25%, 09/25/59(b)(e)		224	188,710
Series 2019-G, Class C, 0.00%, 09/25/59(b)		573	442,948
Series 2019-H, Class A, 3.00%, 11/25/59(b)(e)		1,213	1,203,150
Series 2019-H, Class B, 4.25%, 11/25/59(b)(e)		140	117,944
Series 2019-H, Class C, 0.00%, 11/25/59(b)		358	290,187
Series 2020-A, Class A, 2.38%, 12/25/59(b)(e)		9,961	9,932,981
Series 2020-A, Class B, 3.50%, 12/25/59(b)(e)		999	994,544
Series 2020-A, Class C, 0.00%, 12/25/59(b)(c)		2,415	1,513,207
Series 2020-C, Class A, 2.25%, 09/27/60(b)(c)(e)		3,900	3,833,551
Series 2020-C, Class B, 5.00%, 09/27/60(b)(e)		250	246,512
Series 2020-C, Class C, 0.00%, 09/27/60(b)		850	693,819
Series 2020-D, Class A, 2.25%, 06/25/60(b)(c)(e)		3,750	3,688,721
Series 2020-D, Class B, 5.00%, 06/25/60(b)(e)		350	345,117
Series 2020-D, Class C, 0.00%, 06/25/60(b)		900	717,493
Allegro CLO II-S Ltd.
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 1.35%, 10/21/28(a)(b)		2,000	1,994,633
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 2.42%, 10/21/28(a)(b)		300	293,835
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 3.27%, 10/21/28(a)(b)		750	712,887
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 1.40%, 01/17/31(a)(b)		1,000	993,649
ALM VII Ltd., Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.17%), 1.45%, 07/15/29(a)(b)		1,000	994,648
ALM XVI Ltd./ALM XVI LLC
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.50%), 1.78%, 07/15/27(a)(b)		1,000	990,348
Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.70%), 2.98%, 07/15/27(a)(b)		1,000	968,127

Security	Par (000)		Value

Asset-Backed Securities (continued)
ALM XVII Ltd., Series 2015-17A, Class BR, (3 mo. LIBOR US + 2.10%), 2.38%, 01/15/28(a)(b)	USD	500	$481,339
American Express Credit Account Master Trust
Series 2017-2, Class A, (1 mo. LIBOR US + 0.45%), 0.60%, 09/16/24(a)		8,000	8,033,459
Series 2017-5, Class A, (1 mo. LIBOR US + 0.38%), 0.53%, 02/18/25(a)		9,000	9,022,429
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class A2A, 0.60%, 12/18/23		19,500	19,536,217
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.25%), 1.49%, 07/25/29(a)(b)		500	498,179
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.30%, 01/28/31(a)(b)		1,000	991,320
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 1.75%, 01/28/31(a)(b)		1,000	981,685
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.10%, 01/28/31(a)(b)		500	484,160
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.30%, 01/28/31(a)(b)		2,050	2,029,758
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 2.10%, 01/28/31(a)(b)		1,500	1,437,715
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.85%, 01/28/31(a)(b)		750	679,838
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 1.73%, 01/15/30(a)(b)		1,700	1,660,428
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 2.13%, 01/15/30(a)(b)		3,000	2,867,585
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.68%, 01/15/30(a)(b)		1,000	856,049
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.00%, 01/28/31(a)(b)		1,500	1,467,924
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 2.45%, 01/28/31(a)(b)		625	606,287
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.75%, 01/28/31(a)(b)		1,000	952,141
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.00%), 1.25%, 07/28/28(a)(b)		5,000	4,986,538
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.60%), 1.85%, 07/28/28(a)(b)		1,000	984,244
Series 2016-8A, Class CR, (3 mo. LIBOR US + 2.10%), 2.35%, 07/28/28(a)(b)		1,000	973,123
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.25%, 07/28/28(a)(b)		750	733,101
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.75%), 6.00%, 07/28/28(a)(b)		2,060	1,738,634
Anchorage Capital CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.42%, 10/13/30(a)(b)		500	485,079
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 7.07%, 10/13/30(a)(b)		1,000	954,110
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.36%, 04/15/31(a)(b)		1,387	1,365,500
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.28%, 04/20/31(a)(b)		1,000	993,582

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Apidos CLO XXI
Series 2015-21A, Class A1R, (3 mo. LIBOR US + 0.93%), 1.20%, 07/18/27(a)(b)	USD	3,000	$2,984,440
Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.20%), 5.47%, 07/18/27(a)(b)		500	441,315
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 5.50%, 07/25/30(a)(b)		500	422,299
Ares XLIII CLO Ltd., Series 2017-43A, Class E, (3 mo. LIBOR US + 6.47%), 6.75%, 10/15/29(a)(b)		750	651,331
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.45%, 10/15/30(a)(b)		600	593,961
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 0.63%, 05/25/35(a)		60	54,052
ASSURANT CLO III Ltd., Series 2018-3A, Class C, (3 mo. LIBOR US + 2.25%), 2.52%, 10/20/31(a)(b)		500	483,111
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.24%), 1.50%, 05/28/30(a)(b)		1,825	1,780,915
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.09%, 04/22/27(a)(b)		989	979,496
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.05%), 1.30%, 08/05/27(a)(b)		1,500	1,498,196
Babson CLO Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 1.46%, 10/20/30(a)(b)		1,000	992,856
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class AR, (3 mo. LIBOR US + 1.14%), 1.42%, 01/15/29(a)(b)		3,390	3,356,224
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 1.35%, 07/19/31(a)(b)		1,000	987,713
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(d)		5,740	3,400,258
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 1.22%, 07/20/29(a)(b)		1,000	989,528
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.04%), 1.31%, 07/17/28(a)(b)		1,750	1,739,789
Series 2014-7A, Class BRR, (3 mo. LIBOR US + 2.50%), 2.77%, 07/17/28(a)(b)		750	736,633
Battalion CLO X Ltd., Series 2016-10A, Class DR, (3 mo. LIBOR US + 6.65%), 6.91%, 01/24/29(a)(b)		500	478,089
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 6.24%, 10/24/29(a)(b)		1,000	912,087
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 02/28/40(a)(b)		5,478	5,134,843
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 12/28/40(a)(b)		2,992	2,639,487
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.93%), 1.08%, 12/28/40(a)(b)		2,619	2,171,459
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.40%), 1.55%, 12/15/35(a)(b)		6,205	6,096,687

Security	Par (000)		Value

Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.47%, 03/25/37(a)	USD	800	$640,159
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.29%, 03/25/37(a)		110	115,169
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.50%, 04/25/37(a)		309	277,262
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.20%), 1.35%, 01/25/36(a)		23	22,834
Benefit Street Partners CLO IV Ltd., Series 2014- IVA, Class A1RR, (3 mo. LIBOR US + 1.25%), 1.52%, 01/20/29(a)(b)		500	498,010
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 1.36%, 04/20/31(a)(b)		1,000	991,966
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.37%, 01/20/31(a)(b)		900	887,617
Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.42%, 10/17/26(a)(b)		9	8,955
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.44%, 10/22/30(a)(b)		2,183	2,159,490
Series 2015-1A, Class D, (3 mo. LIBOR US + 5.45%), 5.72%, 04/13/27(a)(b)		250	216,153
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.05%), 1.20%, 03/15/28(a)(b)		784	779,564
Burnham Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.42%, 10/20/29(a)(b)		4,000	3,940,115
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.03%), 1.31%, 10/15/25(a)(b)		318	316,428
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.30%, 04/30/31(a)(b)		2,000	1,975,580
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.24%, 04/17/31(a)(b)		1,510	1,492,208
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.85%, 07/28/28(a)(b)		1,000	981,360
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.50%), 8.77%, 07/20/32(a)(b)		68	59,311
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.25%), 0.40%, 10/25/36(a)		1,960	1,682,075
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.31%, 10/25/36(a)		65	62,318
Series 2007-FRE1, Class A3, (1 mo. LIBOR US + 0.26%), 0.41%, 02/25/37(a)		2,200	2,045,049
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.52%, 07/20/30(a)(b)		1,500	1,498,684
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.23%), 1.50%, 10/17/29(a)(b)		2,500	2,489,824
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.70%), 1.97%, 10/17/29(a)(b)		500	489,692
Series 2018-6A, Class B1R, (3 mo. LIBOR US + 2.10%), 2.38%, 01/15/31(a)(b)		1,000	997,165

20	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.25%, 04/20/31(a)(b)	USD	500	$493,316
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.37%, 07/17/31(a)(b)		1,750	1,731,844
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.09%), 1.36%, 10/20/28(a)(b)		500	496,257
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 1.52%, 10/17/30(a)(b)		1,000	992,492
Cent CLO Ltd., Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.35%, 10/15/26(a)(b)		1,934	1,929,890
CIFC Funding Ltd.
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 1.21%), 1.48%, 10/18/30(a)(b)		1,350	1,344,483
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.27%, 04/18/31(a)(b)		710	695,907
Citibank Credit Card Issuance Trust, Series 2018- A2, Class A2, (1 mo. LIBOR US + 0.33%), 0.49%, 01/20/25(a)		8,000	8,017,544
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.42%, 05/25/37(a)		15	12,338
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.47%), 0.62%, 03/25/37(a)		5,000	4,526,008
Series 2007-WFH4, Class M3A, (1 mo. LIBOR US + 2.50%), 2.65%, 07/25/37(a)		1,000	1,010,969
Clear Creek CLO
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.22%, 10/20/30(a)(b)		330	309,452
Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.30%), 6.57%, 10/20/30(a)(b)		1,000	897,529
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(d)		59	60,066
Series 1998-4, Class M1, 6.83%, 04/01/30(d)		1,178	1,138,378
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		1,046	969,205
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		2,399	858,697
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		2,419	858,470
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.62%, 04/25/36(d)		1,601	1,599,236
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.31%, 09/25/46(a)		10	9,674
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.42%, 03/15/34(a)		34	32,531
Credit Acceptance Auto Loan Trust, Series 2019- 1A, Class A, 3.33%, 02/15/28(b)		3,950	4,046,574
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.20%, 12/25/36(e)		20	19,615
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)		2,900	3,026,906
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.44%), 0.59%, 09/25/36(a)(b)		6,130	619,434
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.45%, 12/15/33(a)(b)		28	26,660

Security	Par (000)		Value

Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.34%, 05/15/35(a)(b)(c)	USD	7	$6,914
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.33%, 05/15/36(a)		2,095	2,018,566
Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.15%), 0.30%, 10/15/36(a)		269	251,634
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.45%, 10/20/30(a)(b)		1,000	986,958
Dorchester Park CLO DAC
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.45%), 1.72%, 04/20/28(a)(b)		1,500	1,469,121
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.75%), 2.02%, 04/20/28(a)(b)		500	479,911
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.40%, 01/15/31(a)(b)		2,000	1,983,491
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.18%, 10/15/27(a)(b)		225	222,936
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.48%, 08/15/30(a)(b)		1,247	1,233,421
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(b)(d)		1,904	2,025,816
Elm CLO Ltd., Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.17%), 1.44%, 01/17/29(a)(b)		5,000	4,975,571
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 0.85%, 11/25/35(a)		3,000	2,881,754
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.29%, 12/25/36(a)		588	363,059
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.30%, 12/25/36(a)		2,670	2,432,202
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.29%, 02/25/37(a)		2,427	1,898,062
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.28%), 1.54%, 04/24/29(a)(b)		4,000	3,975,049
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (3 mo. LIBOR US + 1.68%), 1.96%, 11/15/26(a)(b)		2,150	2,043,808
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.50%), 0.65%, 12/25/35(a)		14	13,688
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.32%), 0.46%, 11/25/36(a)		117	141,361
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.38%, 10/29/29(a)(b)		500	499,032
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.93%, 10/29/29(a)(b)		750	682,816
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.35%), 0.50%, 12/25/35(a)		283	114,357
Series 2006-4, Class 1A1, 3.53%, 03/25/36(d)		1,034	819,402

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
GSAA Home Equity Trust
Series 2007-2, Class AF3, 5.92%, 03/25/37(d)	USD	27	$7,817
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.35%, 01/25/47(a)		13	8,847
Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.25%), 2.40%, 02/25/47(a)		3,566	3,660,692
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 2.25%), 2.40%, 02/25/47(a)		3,000	2,834,688
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.70%), 1.96%, 10/22/25(a)(b)		1,600	1,590,270
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.33%, 07/25/27(a)(b)		141	139,991
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 5.42%, 07/18/31(a)(b)		1,120	943,578
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.17%, 07/25/34(a)		27	26,828
HPS Loan Management Ltd.
Series 10A-16, Class A1R, (3 mo. LIBOR US + 1.14%), 1.41%, 01/20/28(a)(b)		5,000	4,973,377
Series 10A-16, Class C, (3 mo. LIBOR US + 3.65%), 3.92%, 01/20/28(a)(b)		500	481,240
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.41%, 10/19/28(a)(b)		1,150	1,142,378
Invitation Homes Trust
Series 2018-SFR2, Class E, (1 mo. LIBOR US + 2.00%), 2.15%, 06/17/37(a)(b)		2,000	2,002,190
Series 2018-SFR2, Class F, (1 mo. LIBOR US + 2.25%), 2.60%, 06/17/37(a)(b)		929	919,431
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.00%), 2.15%, 07/17/37(a)(b)		2,545	2,546,253
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.80%), 0.95%, 07/25/36(a)		3,498	3,173,168
Kayne CLO II Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.24%), 1.52%, 10/15/31(a)(b)		1,000	998,077
KKR CLO 23 Ltd., Series 23, Class E, (3 mo. LIBOR US + 6.00%), 6.27%, 10/20/31(a)(b)		500	428,221
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.34%, 01/20/31(a)(b)		2,000	1,978,278
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.15%, 04/20/28(a)(b)		500	495,639
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(b)(c)(d)		2,784	2,791,950
Series 2019-SL2, Class B, 0.00%, 02/25/59(b)(c)		616	104,554
Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(c)(d)		600	573,000
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		871	770,685
Lendmark Funding Trust
Series 2018-2A, Class A, 4.23%, 04/20/27(b)		3,000	3,077,931
Series 2019-2A, Class A, 2.78%, 04/20/28(b)		3,720	3,761,322
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.28%, 05/15/28(a)(b)		2,138	2,127,156
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		1,348	1,377,039

Security	Par (000)		Value

Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.18%), 0.33%, 03/25/46(a)	USD	937	$790,041
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.30%, 06/25/36(a)		3,797	2,347,791
Series 2006-7, Class 1A, (1 mo. LIBOR US + 0.16%), 0.30%, 08/25/36(a)		4,801	3,153,362
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.31%, 08/25/36(a)		6,952	3,642,828
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 0.39%, 08/25/36(a)		1,604	857,521
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.11%), 0.26%, 10/25/36(a)		7,073	3,211,143
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.31%, 10/25/36(a)		2,359	1,088,105
Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.30%), 0.45%, 01/25/36(a)		4,679	4,122,807
Madison Park Funding X Ltd.
Series 2012-10A, Class CR2, (3 mo. LIBOR US + 2.35%), 2.62%, 01/20/29(a)(b)		1,000	963,544
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.67%, 01/20/29(a)(b)		500	435,678
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.22%, 04/19/30(a)(b)		940	930,655
Madison Park Funding XIX Ltd., Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 1.18%, 01/22/28(a)(b)		330	327,424
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.45%), 3.70%, 01/27/26(a)(b)		1,000	975,847
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.46%, 10/21/30(a)(b)		1,750	1,731,417
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 1.47%, 07/29/30(a)(b)		1,500	1,485,479
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 5.23%, 04/15/29(a)(b)		1,000	821,045
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.95%), 5.23%, 04/15/29(a)		250	205,261
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 2.96%, 07/20/32(b)		5,000	5,087,885
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.26%), 0.41%, 06/25/36(a)(b)		368	338,515
Series 2006-WMC2, Class A4, (1 mo. LIBOR US + 0.15%), 0.30%, 04/25/36(a)		3,965	1,570,542
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.43%, 05/25/37(a)		83	63,284
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.41%, 06/25/46(a)(b)		26	24,565
MERIT Securities Corp., Series 13, Class M2, 7.33%, 12/28/33(e)		1,287	1,146,072
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.39%, 05/25/37(a)		2,227	1,674,637
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.41%, 08/25/37(a)		1,718	925,842

22	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 1.24%, 04/21/31(a)(b)	USD	1,242	$1,217,459
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(b)		1,838	1,935,560
Series 2019-2GS, Class A, 3.69%, 07/20/43(b)		3,130	3,284,760
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A2D, (1 mo. LIBOR US + 0.22%), 0.37%, 11/25/36(a)		6,479	4,049,709
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(b)		1,912	2,034,293
Series 2019-1A, Class A, 4.37%, 12/21/43(b)		3,076	3,295,056
Series 2019-2A, Class A, 2.88%, 09/20/40(b)		438	463,386
Series 2020-2, Class B, 2.21%, 08/20/46(b)		2,700	2,661,261
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.87%, 07/20/24(a)(b)		357	355,782
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.35%, 10/18/28(a)(b)		1,150	1,144,413
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(b)		1,984	2,081,503
Series 2019-D, Class A2A, 3.01%, 12/15/59(b)		5,000	5,238,047
Series 2020-CA, Class A2B, (1 mo. LIBOR US + 1.60%), 1.75%, 11/15/68(a)(b)		4,100	4,204,448
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(b)(c)		2,590	2,710,435
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.80%), 1.08%, 01/15/28(a)(b)		497	493,662
Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.40%), 2.68%, 01/15/28(a)(b)		1,000	969,061
Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 5.28%, 01/15/28(a)(b)		750	678,452
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.44%, 10/18/30(a)(b)		1,050	1,041,446
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.55%, 10/25/36(a)(b)		485	467,059
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(d)		36	25,371
Series 2002-A, Class M1, 7.76%, 03/15/32(d)		2,150	2,162,948
Series 2002-C, Class M1, 6.89%, 11/15/32(d)		2,458	2,171,143
OCP CLO Ltd.
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.39%, 10/18/28(a)(b)		2,915	2,905,081
Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 3.27%, 10/18/28(a)(b)		1,000	956,086
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.23%, 04/16/31(a)(b)		2,000	1,968,159
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.20%), 6.47%, 03/17/30(a)(b)		540	478,755
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 1.46%, 01/20/31(a)(b)		1,000	996,750
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.24%, 01/25/31(a)(b)		750	749,999

Security	Par (000)		Value

Asset-Backed Securities (continued)
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.13%, 07/15/27(a)(b)	USD	1,000	$963,131
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 7.42%, 01/21/30(a)(b)		1,000	954,265
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.30%, 05/23/31(a)(b)		770	759,779
OneMain Financial Issuance Trust
Series 2019-1A, Class B, 3.79%, 02/14/31(b)		2,000	2,077,267
Series 2019-2A, Class A, 3.14%, 10/14/36(b)		4,770	5,109,071
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		4,251	4,197,515
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		3,542	3,501,518
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.35%, 10/15/37(a)(b)(c)		3,039	2,947,600
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 2.96%, 01/22/29(a)(b)		1,070	1,063,468
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.51%, 10/22/30(a)(b)		494	491,176
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.96%, 10/22/30(a)(b)		500	489,635
OZLM Funding Ltd., Series 2012-1A, Class A1R2, (3 mo. LIBOR US + 1.23%), 1.49%, 07/22/29(a)(b)		494	492,065
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.20%), 2.47%, 10/17/29(a)(b)		500	487,517
OZLM XIV Ltd.
Series 2015-14A, Class A1AR, (3 mo. LIBOR US + 1.16%), 1.44%, 01/15/29(a)(b)		1,500	1,491,570
Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.70%), 1.98%, 01/15/29(a)(b)		4,000	3,937,746
Series 2015-14A, Class B1R, (3 mo. LIBOR US + 2.10%), 2.38%, 01/15/29(a)(b)		1,500	1,444,280
Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 3.28%, 01/15/29(a)(b)		1,000	945,741
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.80%), 6.07%, 04/20/31(a)(b)		1,000	831,871
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.40%, 01/17/31(a)(b)		1,000	988,052
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.65%), 2.92%, 01/17/31(a)(b)		400	377,087
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.02%, 07/20/30(a)(b)		750	701,853
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 6.02%, 07/20/30(a)(b)		500	448,564
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.87%, 07/16/31(a)(b)		500	445,293
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, (3 mo. LIBOR US + 0.90%), 1.18%, 11/15/26(a)(b)		148	147,556
Series 2018-4A, Class B, (3 mo. LIBOR US + 1.90%), 2.18%, 11/15/26(a)(b)		1,000	973,610

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 1.12%, 07/20/27(a)(b)	USD	637	$631,012
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 2.02%, 07/20/27(a)(b)		1,000	954,576
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.11%, 08/23/31(a)(b)		1,500	1,280,364
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 6.49%, 11/14/29(a)(b)		2,250	2,065,474
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1 mo. LIBOR US + 0.36%), 0.51%, 05/25/36(a)		7,000	6,495,894
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A1, 3.84%, 12/27/58(b)(e)		1,923	1,926,319
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 08/17/34(b)		1,431	1,457,908
Series 2018-SFR3, Class E, 4.87%, 10/17/35(b)		5,000	5,141,326
Series 2019-SFR3, Class E, 3.37%, 09/17/36(b)		3,000	3,063,497
Series 2019-SFR3, Class F, 3.87%, 09/17/36(b)		1,000	1,021,623
Series 2019-SFR4, Class E, 3.44%, 10/17/36(b)		3,000	3,071,825
Series 2019-SFR4, Class F, 3.68%, 10/17/36(b)		2,500	2,549,000
Regatta VI Funding Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.08%), 1.35%, 07/20/28(a)(b)		350	349,440
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.70%), 2.97%, 07/20/28(a)(b)		250	233,976
Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 5.27%, 07/20/28(a)(b)		500	469,052
Regional Management Issuance Trust
Series 2019-1, Class A, 3.05%, 11/15/28(b)		3,960	3,963,344
Series 2020-1, Class A, 2.34%, 10/15/30(b)(c)		720	719,962
Series 2020-1, Class B, 3.23%, 10/15/30(b)		320	319,943
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(e)		2,255	2,362,743
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(b)		4,050	4,117,328
Riserva CLO Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.14%), 1.41%, 10/18/28(a)(b)		1,100	1,090,941
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.03%), 1.31%, 04/15/29(a)(b)		1,500	1,488,963
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.93%, 04/15/29(a)(b)		1,000	935,639
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 5.68%, 04/15/29(a)(b)		2,350	2,097,471
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.78%, 10/15/29(a)(b)		1,250	1,212,193
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.18%, 10/15/29(a)(b)		1,000	960,300
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.13%, 10/15/29(a)(b)		1,000	986,590
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.53%, 10/15/29(a)(b)		1,000	869,717
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.46%, 10/20/30(a)(b)		2,144	2,135,317
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 6.02%, 10/20/30(a)(b)		2,250	1,913,577
Series 2018-2A, Class E, (3 mo. LIBOR US + 6.00%), 6.27%, 10/20/31(a)(b)		1,000	851,663

Security	Par (000)		Value

Asset-Backed Securities (continued)
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.30%, 04/20/31(a)(b)	USD	1,237	$1,234,737
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.37%, 01/15/30(a)(b)		1,000	989,941
Santander Drive Auto Receivables Trust,
Series 2020-2, Class A2A, 0.62%, 05/15/23		13,200	13,216,957
Seneca Park CLO Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 3.50%), 3.77%, 07/17/26(a)(b)		250	249,233
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		2,129	2,259,914
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 1.40%, 07/15/30(a)(b)		995	981,352
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 1.51%, 07/20/30(a)(b)		1,500	1,495,552
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3 mo. LIBOR US + 0.31%), 0.56%, 12/15/38(a)		2,206	2,111,107
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 0.58%, 06/15/39(a)		1,589	1,505,826
Series 2005-B, Class B, (3 mo. LIBOR US + 0.40%), 0.65%, 06/15/39(a)		1,639	1,614,439
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.20%), 0.45%, 12/15/39(a)		2,744	2,597,470
SLM Private Education Loan Trust
Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.90%, 10/15/41(a)(b)		3,490	3,803,521
Series 2014-A, Class B, 3.50%, 11/15/44(b)		2,405	2,439,530
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(b)		2,365	2,478,019
Series 2016-B, Class A2A, 2.43%, 02/17/32(b)		2,555	2,615,200
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.05%, 09/15/34(a)(b)		3,258	3,251,208
Series 2017-B, Class A2A, 2.82%, 10/15/35(b)		1,611	1,664,984
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.75%), 0.90%, 10/15/35(a)(b)		2,645	2,624,390
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.80%), 0.95%, 02/15/36(a)(b)		4,814	4,790,339
Series 2019-B, Class A2A, 2.84%, 06/15/37(b)		5,000	5,268,619
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 3.09%, 08/17/48(b)		1,160	1,216,985
Sound Point CLO XIV Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 01/23/29(a)(b)		3,250	3,240,194
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 01/23/29(a)(b)		3,925	3,895,980
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.94%, 01/25/35(a)		120	113,079
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(b)		3,510	3,522,597
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.53%, 10/15/30(a)(b)		250	246,338
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC2, Class A1, (1 mo. LIBOR US + 0.16%), 0.30%, 09/25/36(a)		2,564	2,045,633

24	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A3, (1 mo. LIBOR US + 0.30%), 0.45%, 01/25/37(a)(b)	USD	1,600	$1,148,020
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(b)		2,231	2,286,567
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.16%, 04/15/28(a)(b)		994	986,146
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.20%), 1.48%, 11/18/30(a)(b)		1,000	993,340
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.40%), 3.67%, 10/20/26(a)(b)		1,000	952,258
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 1.33%, 07/15/28(a)(b)		2,000	1,995,440
TICP CLO VI Ltd.
Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.20%), 1.48%, 01/15/29(a)(b)		4,000	3,978,220
Series 2016-6A, Class ER, (3 mo. LIBOR US + 6.40%), 6.68%, 01/15/29(a)(b)		500	470,642
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.33%, 04/15/33(a)(b)		600	523,848
Towd Point Mortgage Trust
Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 05/25/58(a)(b)		2,982	2,982,477
Series 2019-SJ2, Class A2, 4.25%, 11/25/58(b)(d)		5,000	5,152,886
TRESTLES CLO Ltd., Series 2017-1A, Class A1A, (3 mo. LIBOR US + 1.29%), 1.53%, 07/25/29(a)(b)		350	349,048
Tricon American Homes Trust
Series 2017-SFR1, Class F, 5.15%, 09/17/34(b)		2,000	2,053,629
Series 2018-SFR1, Class E, 4.56%, 05/17/37(b)		2,000	2,113,162
Series 2019-SFR1, Class E, 3.40%, 03/17/38(b)		2,000	2,056,104
Trinitas CLO II Ltd., Series 2014-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.46%, 07/15/26(a)(b)		138	138,400
Vericrest Opportunity Loan Trust, Series 2019- NPL2, Class A1, 3.97%, 02/25/49(b)(e)		2,827	2,829,077
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.27%), 1.54%, 09/15/30(a)(b)		1,000	993,198
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.97%), 1.21%, 04/25/31(a)(b)		1,000	983,270
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.72%), 0.97%, 07/25/26(a)(b)		258	257,317
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.97%), 1.23%, 07/23/27(a)(b)		1,000	992,971
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.41%, 10/15/30(a)(b)		1,000	994,625
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.33%, 09/25/36(a)		254	114,099
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.30%, 10/25/36(a)		93	76,534
Wellfleet CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.42%, 04/20/29(a)(b)		1,492	1,487,498

Security	Par (000)		Value

Asset-Backed Securities (continued)
Wellfleet CLO Ltd.
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.15%), 1.42%, 01/17/31(a)(b)	USD	1,525	$1,496,452
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.52%, 07/20/28(a)(b)		500	479,268
York CLO-2 Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 01/22/31(a)(b)		1,220	1,210,414
Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.91%, 01/22/31(a)(b)		1,000	809,795
York CLO-3 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.25%), 1.52%, 10/20/29(a)(b)		1,000	990,819

Total Asset-Backed Securities — 47.9% (Cost: $625,808,777)			613,543,985

Corporate Bonds

Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%, (c)(f)(g)(h)		500	—
0.00%, (c)(f)(g)(h)		250	—

			—

Insurance — 0.1%
Ambac Assurance Corp., 5.10%(b)(h)		58	79,107
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(a)(b)		212	212,321

			291,428

Total Corporate Bonds — 0.1% (Cost: $287,526)			291,428

Floating Rate Loan Interests(a)(c)

Diversified Financial Services — 0.3%
Pretium Mortgage Credit Partners I LP, Term Loan B1, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.50%, 10/21/20		708	704,401
RNTR-1 LLC (AKA Seer Sylvan), Initial Term Loan, (1 mo. LIBOR US + 2.38%, 0.25% Floor), 2.63%, 12/20/21		3,831	3,773,513

			4,477,914

Thrifts & Mortgage Finance — 0.3%
Caliber Home Loans, Inc.
Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.16%, 04/24/21		1,105	1,099,928
Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.41%, 04/24/21		1,135	1,128,872
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, (1 mo. LIBOR US + 3.38%, 0.00% Floor), 3.53%, 08/27/21		1,149	1,150,375

			3,379,175

Total Floating Rate Loan Interests(a) — 0.6% (Cost: $7,928,373)			7,857,089

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 9.0%
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.36%, 10/25/46(a)		120	79,145

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.94%, 11/25/46(a)	USD	1,055	$452,432
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 1.72%, 02/25/47(a)		39	21,127
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.63%, 03/25/49(b)(d)		2,609	2,667,026
APS Resecuritization Trust
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 3.00%, 09/27/46(a)(b)		386	384,142
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.75%, 04/27/47(a)(b)		67	66,709
ARI Investments LLC, Series 2017-1, Class A, 4.61%, 01/06/25(c)		564	546,933
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1 mo. LIBOR US + 0.80%), 0.95%, 05/25/46(a)		843	628,788
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(b)(d)		345	82,007
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(b)(d)		438	419,349
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		1,921	1,881,382
BCAP LLC Trust, Series 2011-RR4, Class 3A6, 3.53%, 07/26/36(b)(d)		2,656	2,568,223
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(e)		213	183,568
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.43%, 08/25/36(a)		1,125	1,104,408
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.32%, 03/25/37(a)		298	266,307
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.36%, 06/25/37(a)		28	25,974
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		11,100	7,488,958
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		2,877	2,576,134
Series 2008-2, Class 1A1, 6.50%, 06/25/38		447	392,976
Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.50%, 01/25/66(b)(d)		3,437	3,673,807
CitiMortgage Alternative Loan Trust, Series 2007- A3, Class 1A5, 6.00%, 03/25/37		2,857	2,889,577
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.50%, 06/25/35(a)		1,408	1,099,977
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.64%), 0.80%, 11/20/35(a)		683	613,059
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.75%, 01/25/36(a)		500	458,836
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 2.02%, 02/25/36(a)		652	595,357
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		865	637,990
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.23%), 0.38%, 11/25/36(a)		160	143,476
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.25%), 0.40%, 07/25/46(a)		2,140	1,880,401
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,442	940,837
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		223	148,035

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.84%), 1.86%, 03/25/47(a)	USD	292	$243,386
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.40%), 1.55%, 08/25/35(a)		1,234	1,005,414
Series 2007-15, Class 2A2, 6.50%, 09/25/37		752	462,016
Series 2007-HYB1, Class 3A1, 3.34%, 03/25/37(d)		2,861	2,591,169
Credit Suisse Commercial Mortgage Trust
Series 2007-5, Class 1A11, 7.00%, 08/25/37(d)		2,173	1,783,828
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		39	21,166
Series 2009-5R, Class 4A4, 3.03%, 06/25/36(b)(d)		1,568	1,337,042
Series 2013-6, Class 2A3, 3.50%, 08/25/43(b)(d)		1,932	1,997,024
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.30%, 08/27/36(a)(b)		138	127,640
Series 2018-RPL8, Class A1, 4.13%, 07/25/58(b)(d)		3,572	3,586,135
Series 2019-JR1, Class A1, 4.10%, 09/27/66(b)(d)		3,142	3,153,629
Series 2019-RPL4, Class A1, 3.51%, 08/26/58(b)		3,632	3,655,433
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(d)		24	23,414
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 3.02%, 03/25/36(a)		28	27,073
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A4, 4.00%, 11/25/49(b)(d)		2,755	2,823,923
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.35%), 0.50%, 03/25/35(a)(b)		78	70,062
Series 2005-RP3, Class 2A1, 3.86%, 09/25/35(b)(d)		4,711	4,458,320
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.35%), 0.50%, 01/25/36(a)(b)		62	49,624
Series 2006-RP2, Class 2A1, 4.07%, 04/25/36(b)(d)		3,192	2,984,614
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 3.39%, 04/25/36(d)		2,395	1,922,806
IndyMac Index Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.18%, 09/25/37(d)		306	209,647
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.38%, 05/25/36(e)		4,289	4,003,057
JPMorgan Mortgage Trust, Series 2005-A4, Class B1, 3.25%, 07/25/35(d)		451	435,563
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.30%, 12/25/37(a)		47	43,568
LHOME Mortgage Trust, Series 2019-RTL2, Class A1, 3.84%, 03/25/24(b)		6,000	6,032,513
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, (1 mo. LIBOR US + 1.50%), 1.66%, 04/01/24(a)(b)		3,664	3,626,033
LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.70%), 1.86%, 03/01/24(a)(b)		2,708	2,680,893
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.34%, 05/25/36(b)(d)		1,544	1,462,526

26	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(b)(d)	USD	1,377	$1,199,668
MCM Trust
Series 2018-NPL1, Class A, 4.00%, 05/28/58(b)		291	293,074
Series 2018-NPL1, Class B, 0.00%, 05/28/58(b)		1,283	904,242
Series 2018-NPL2, Class A, 4.00%, 10/25/28(b)(c)(e)		983	983,263
Series 2018-NPL2, Class B, 0.00%, 10/25/28(b)		1,885	592,100
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.50%, 04/16/36(a)(b)		339	299,050
New Residential Mortgage Loan Trust, Series 2019- 2A, Class A1, 4.25%, 12/25/57(b)(d)		2,828	3,041,684
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.57%, 06/25/37(a)		843	684,448
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(b)(d)		2,580	2,680,479
RALI Trust, Series 2006-QO10, Class A1, (1 mo. LIBOR US + 0.16%), 0.31%, 01/25/37(a)		3,030	2,849,136
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.49%, 06/25/35(a)(b)		126	117,179
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.55%, 09/25/35(a)(b)		864	749,894
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.36%, 05/25/46(a)		48	41,163
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.35%), 0.50%, 06/25/35(a)(b)		1,099	948,007
Series 2005-RF5, Class 2A, 3.87%, 07/25/35(b)(d)		3,114	3,003,596
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.32%), 0.47%, 04/25/37(a)		25	25,234
Toorak Mortgage Corp. Ltd., Series 2019-2, Class A1, 3.72%, 09/25/22(e)		5,000	5,094,538
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36		307	308,737
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)		151	141,209
Series 2006-AR1, Class A1A, (1 mo. LIBOR US + 0.25%), 0.40%, 02/25/36(a)		1,758	1,443,962
Series 2007-HY1, Class A2A, (1 mo. LIBOR US + 0.16%), 0.31%, 02/25/37(a)		891	770,463
Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.93%, 05/25/47(a)		3,197	2,852,661
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 1.77%, 06/25/47(a)		729	668,401

			115,426,646

Commercial Mortgage-Backed Securities — 24.3%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(b)		5,000	5,514,160
Series 2017-245P, Class C, 3.78%, 06/05/37(b)(d)		3,000	3,108,782
Series 2017-245P, Class E, 3.78%, 06/05/37(b)(d)		369	351,054

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 1.03%, 09/15/34(a)(b)	USD	5,000	$4,990,604
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.27%, 09/15/34(a)(b)		1,705	1,640,843
AOA Mortgage Trust, Series 2015-1177, Class D, 3.11%, 12/13/29(b)(d)		1,849	1,831,197
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.25%, 04/15/35(a)(b)		644	586,226
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, (1 mo. LIBOR US + 1.05%), 1.20%, 09/15/32(a)(b)		2,000	1,918,811
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(b)(d)		1,294	1,297,946
Series 2016-ISQ, Class E, 3.73%, 08/14/34(b)(d)		200	192,377
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 1.05%, 11/15/32(a)(b)		2,470	2,335,840
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.15%, 11/15/32(a)(b)		1,090	891,369
Bancorp Commercial Mortgage Trust
Series 2017-CRE2, Class AS, (1 mo. LIBOR US + 1.20%), 1.35%, 08/15/32(a)(b)		3,149	3,131,881
Series 2018-CRE4, Class A, (1 mo. LIBOR US + 0.90%), 1.05%, 09/15/35(a)(b)		854	845,023
BANK
Series 2019-BN19, Class C, 4.17%, 08/15/61(d)		895	976,325
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	3,357,893
Series 2020-BN28, Class A4, 1.84%, 03/15/63		4,200	4,313,082
Barclays Commercial Mortgage Trust
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.60%, 03/15/37(a)(b)		1,100	1,031,340
Series 2019-C3, Class D, 3.00%, 05/15/52(b)		3,014	2,439,843
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1 mo. LIBOR US + 0.27%), 0.42%, 04/25/36(a)(b)		4,092	3,777,073
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.36%), 0.51%, 04/25/36(a)(b)		23	21,200
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.42%, 07/25/37(a)(b)		50	46,457
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.45%), 0.60%, 09/25/37(a)(b)		4,022	3,726,782
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.00%), 1.15%, 10/25/37(a)(b)		976	972,580
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.65%, 12/25/37(a)(b)		4,500	4,257,600
BBCMS Mortgage Trust, Series 2018-CHRS, Class E, 4.41%, 08/05/38(b)(d)		1,000	684,928
BBCMS Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		490	516,833
Series 2019-CLP, Class D, (1 mo. LIBOR US + 1.73%), 1.88%, 12/15/31(a)(b)		304	298,039
Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.11%), 2.27%, 12/15/31(a)(b)		550	506,202
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class B, 5.80%, 12/11/40(d)		61	60,569
Series 2005-PWR7, Class B, 5.21%, 02/11/41(d)		433	430,422

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(b)(d)	USD	349	$360,651
Series 2019-B15, Class A5, 2.93%, 12/15/72		4,747	5,287,084
Series 2019-B15, Class B, 3.56%, 12/15/72		1,921	2,103,517
Series 2020-B19, Class A5, 1.85%, 09/15/53		3,300	3,391,506
BFLD Trust, Series 2020-EYP, Class E, 3.90%, 10/15/35(b)(d)		2,000	2,000,000
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.40%, 07/15/35(a)(b)		2,460	2,358,910
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(b)		2,870	3,088,719
Series 2013-1515, Class C, 3.45%, 03/10/33(b)		250	255,029
BX Commercial Mortgage Trust
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.45%, 10/15/36(a)(b)		4,747	4,669,347
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.80%, 10/15/36(a)(b)		7,167	6,989,633
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.15%, 12/15/36(a)(b)		2,220	2,183,895
Series 2020-VIV2, Class C, 3.66%, 03/09/44(b)(d)		2,204	2,109,176
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 2.95%, 10/15/37(a)(b)		2,000	2,000,000
BX Trust
Series 2019-CALM, Class E, (1 mo. LIBOR US + 2.00%), 2.15%, 11/25/32(a)(b)		3,000	2,850,817
Series 2019-OC11, Class A, 3.20%, 12/09/41(b)		5,810	6,150,055
BXP Trust, Series 2017-GM, Class B, 3.54%, 06/13/39(b)(d)		265	291,001
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.90%, 12/15/37(a)(b)		1,000	997,534
Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 2.30%, 12/15/37(a)(b)		1,219	1,203,822
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65C, 4.12%, 05/15/52(b)(d)		1,000	948,047
CD Mortgage Trust, Series 2016-CD1, Class A3, 2.46%, 08/10/49		5,000	5,274,436
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class C, 6.29%, 04/15/44(b)(d)		1,000	1,015,464
Series 2016-C4, Class C, 5.03%, 05/10/58(d)		130	128,847
Series 2018-TAN, Class B, 4.69%, 02/15/33(b)		1,081	1,093,582
Series 2018-TAN, Class C, 5.30%, 02/15/33(b)		1,050	1,024,701
CFK Trust
Series 2019-FAX, Class D, 4.64%, 01/15/39(b)(d)		2,500	2,577,863
Series 2019-FAX, Class E, 4.64%, 01/15/39(b)(d)		2,500	2,446,689
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.60%), 1.75%, 07/15/32(a)(b)		1,882	1,879,624
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.15%), 2.30%, 07/15/32(a)(b)		1,178	1,166,842
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.93%), 1.08%, 11/15/36(a)(b)		230	222,210
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.64%, 05/10/35(b)(d)		100	100,540
Series 2015-GC27, Class C, 4.57%, 02/10/48(d)		491	499,673
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,898,608
Series 2016-P3, Class D, 2.80%, 04/15/49(b)(d)		259	158,899

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	USD	6,000	$6,843,733
Series 2019-PRM, Class E, 4.89%, 05/10/36(b)(d)		3,000	3,083,367
Series 2019-SMRT, Class A, 4.15%, 01/10/36(b)		2,000	2,160,755
Series 2019-SMRT, Class D, 4.90%, 01/10/36(b)(d)		3,000	3,069,432
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class AM, 5.65%, 10/15/48		769	786,474
Series 2017-CD4, Class A4, 3.51%, 05/10/50(d)		3,300	3,727,061
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(b)		1,000	958,294
Series 2013-GAM, Class B, 3.53%, 02/10/28(b)(d)		1,500	1,246,540
Series 2013-WWP, Class D, 3.90%, 03/10/31(b)		110	117,293
Series 2014-CR15, Class A2, 2.93%, 02/10/47		1,604	1,624,410
Series 2014-UBS4, Class C, 4.80%, 08/10/47(d)		403	399,888
Series 2015-CR22, Class A2, 2.86%, 03/10/48		1,082	1,081,659
Series 2015-CR23, Class A4, 3.50%, 05/10/48(c)		2,000	2,195,064
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,948,344
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		137	121,811
Series 2016-667M, Class D, 3.29%, 10/10/36(b)(d)		500	486,967
Credit Suisse Commercial Mortgage Trust, Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.10%, 12/15/30(a)(b)		240	233,448
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, 5.09%, 01/15/49(d)		10	10,421
Series 2018-C14, Class A4, 4.42%, 11/15/51(d)		4,219	5,062,426
Series 2019-C15, Class D, 3.00%, 03/15/52(b)		93	68,491
Series 2019-C16, Class A3, 3.33%, 06/15/52		2,000	2,237,647
Series 2019-C16, Class C, 4.24%, 06/15/52(d)		1,622	1,595,666
Series 2019-C17, Class D, 2.50%, 09/15/52(b)		1,249	919,643
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(b)(d)		160	121,868
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(b)		2,670	2,862,762
Series 2017-BRBK, Class D, 3.65%, 10/10/34(b)(c)(d)		990	984,052
Series 2017-BRBK, Class F, 3.65%, 10/10/34(b)(d)		600	595,585
FREMF Mortgage Trust, Series 2018-K74, Class B, 4.23%, 02/25/51(b)(d)		2,150	2,427,837
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 1.06%, 11/21/35(a)(b)		374	371,716
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(b)(d)		540	536,408
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(d)		4,100	4,821,034
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class A, (1 mo. LIBOR US + 0.70%), 0.85%, 07/15/32(a)(b)		1,000	997,481
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.80%), 2.15%, 07/15/32(a)(b)		337	332,380
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 2.85%, 07/15/32(a)(b)		70	69,005
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.35%, 06/15/38(a)(b)		1,461	1,424,653
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.57%, 07/10/48(d)		410	402,532
Series 2015-GC32, Class D, 3.35%, 07/10/48		93	72,532

28	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS6, Class A3, 3.43%, 05/10/50	USD	2,000	$2,256,803
Series 2019-GSA1, Class C, 3.93%, 11/10/52(d)		5,000	4,642,061
GSCG Trust
Series 2019-600C, Class A, 2.94%, 09/06/34(b)		5,000	5,093,718
Series 2019-600C, Class F, 4.12%, 09/06/34(b)(d)		2,000	1,914,099
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.56%, 07/10/39(b)(d)		2,000	1,953,048
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(d)		1,190	933,747
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/52		1,968	2,206,490
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.87%, 01/15/49(d)		315	317,007
Series 2016-JP2, Class A4, 2.82%, 08/15/49		779	844,604
Series 2016-NINE, Class A, 2.95%, 09/06/38(b)(d)		2,371	2,549,589
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 4.05%, 06/15/32(a)(b)		330	307,911
Series 2017-JP5, Class D, 4.78%, 03/15/50(b)(d)		1,240	915,743
Series 2018-PHH, Class A, (1 mo. LIBOR US + 0.91%), 2.41%, 06/15/35(a)(b)		4,845	4,590,329
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(b)		223	211,297
Series 2019-COR5, Class C, 3.75%, 06/13/52		1,030	986,149
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.95%, 05/15/36(a)(b)		1,159	1,146,374
Ladder Capital Commercial Mortgage Trust
Series 2014-909, Class A, 3.39%, 05/15/31(b)		1,000	1,003,774
Series 2014-909, Class C, 4.03%, 05/15/31(b)(d)		2,000	1,996,788
Series 2014-909, Class D, 4.03%, 05/15/31(b)(d)		2,000	1,985,808
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.40%, 03/25/37(a)(b)		174	165,233
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.29%, 07/15/50(b)(d)		233	205,573
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,605,867
Series 2015-C26, Class C, 4.55%, 10/15/48(d)		1,000	996,362
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		278	197,890
Morgan Stanley Capital I Trust
Series 2014-CPT, Class E, 3.56%, 07/13/29(b)(d)		500	506,804
Series 2015-MS1, Class A4, 3.78%, 05/15/48(d)		2,000	2,219,879
Series 2017-CLS, Class A, (1 mo. LIBOR US + 0.70%), 0.85%, 11/15/34(a)(b)		4,330	4,316,197
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.75%, 11/15/34(a)(b)		843	820,423
Series 2017-H1, Class C, 4.28%, 06/15/50(d)		829	841,969
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		1,010	735,898
Series 2017-HR2, Class D, 2.73%, 12/15/50(c)		160	129,600
Series 2018-H3, Class C, 5.01%, 07/15/51(d)		450	464,998
Series 2018-MP, Class E, 4.42%, 07/11/40(b)(d)		3,030	2,393,986
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.90%), 2.05%, 07/15/35(a)(b)		1,000	929,806
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.80%), 2.95%, 07/15/35(a)(b)		335	310,780
Series 2019-H6, Class A4, 3.42%, 06/15/52		1,155	1,314,130
Series 2019-H7, Class A4, 3.26%, 07/15/52		2,932	3,303,263

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2019-H7, Class C, 4.13%, 07/15/52	USD	5,000	$4,758,787
Series 2019-H7, Class D, 3.00%, 07/15/52(b)		3,000	2,347,822
Morgan Stanley Mortgage Capital Trust, Series 2017-237P, Class A, 3.40%, 09/13/39(b)		5,400	5,832,246
Natixis Commercial Mortgage Securities Trust
Series 2017-75B, Class A, 3.86%, 04/10/37(b)		1,850	2,010,399
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.51%, 06/15/35(a)(b)		598	562,461
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(b)		4,200	4,507,661
Series 2017-OT, Class D, 4.08%, 05/10/39(b)(d)		1,080	1,025,579
Series 2017-OT, Class E, 4.08%, 05/10/39(b)(d)		498	428,671
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(b)		3,442	3,662,496
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, (1 mo. LIBOR US + 0.95%), 1.94%, 06/15/33(a)(b)		3,246	3,192,745
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.59%, 09/15/39(b)(d)		2,000	1,882,633
U.S., Series 2018-USDC, Class E, 4.64%, 05/13/38(b)(d)		1,010	837,651
Velocity Commercial Capital Loan Trust
Series 2019-2, Class M2, 3.39%, 07/25/49(b)(d)		2,859	2,711,562
Series 2019-2, Class M3, 3.48%, 07/25/49(b)(d)		1,126	1,038,515
Series 2019-2, Class M4, 3.99%, 07/25/49(b)(d)		3,259	2,854,141
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29(b)(d)		500	495,920
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D, 5.14%, 01/15/59(d)		750	651,394
Series 2017-C39, Class C, 4.12%, 09/15/50		3,000	3,053,645
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(d)		750	598,304
Series 2017-C41, Class B, 4.19%, 11/15/50(d)		2,000	2,124,658
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 1.00%, 12/13/31(a)(b)		846	812,368
Series 2018-1745, Class A, 3.87%, 06/15/36(b)(d)		5,000	5,509,122
Series 2018-C44, Class A5, 4.21%, 05/15/51		5,198	6,109,130
Series 2018-C44, Class C, 5.00%, 05/15/51(d)		1,484	1,440,179
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		317	234,808
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	4,394,426
Series 2019-C49, Class A5, 4.02%, 03/15/52		2,796	3,291,299
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	1,099,772
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.24%, 02/15/37(a)(b)		1,000	843,384
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.89%, 02/15/37(a)(b)		2,000	1,661,354

			311,065,810

Interest Only Collateralized Mortgage Obligations — 0.3%
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.72%, 02/25/38(b)(d)		11,272	3,895,662

Interest Only Commercial Mortgage-Backed Securities — 2.7%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.62%, 11/15/48(b)(d)		280	593
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.44%, 02/15/50(b)(d)		10,000	677,200
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(b)(d)		95,950	959

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(b)(d)	USD	56,050	$561
BANK
Series 2019-BN22, Class XA, 0.72%, 11/15/62(d)		39,067	1,859,095
Series 2019-BN22, Class XB, 0.24%, 11/15/62(d)		85,561	1,148,314
Series 2020-BN28, Class XB, 0.97%, 03/15/63(d)		29,820	2,645,389
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(b)(d)		12,500	164,500
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.20%, 08/15/52(d)		38,508	2,589,445
Series 2019-B9, Class XA, 1.21%, 03/15/52(d)		24,880	1,784,632
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)(d)		17,599	739,158
Series 2020-B19, Class XA, 1.78%, 09/15/53(d)		24,044	2,911,297
BX Commercial Mortgage Trust, Series 2018-IND, Class XCP, 0.00%, 11/15/35(b)(d)		397,957	8,079
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(b)(c)(d)		62,648	1,227,896
Citigroup Commercial Mortgage Trust, Series 2019- SMRT, Class X, 0.67%, 01/10/36(b)(d)		80,300	1,320,702
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.77%, 08/15/57(d)		41,036	1,806,587
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.73%, 06/15/52(d)		13,187	1,398,235
Series 2019-C17, Class XA, 1.51%, 09/15/52(d)		14,941	1,391,640
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(d)		11,214	599,613
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(b)(d)		144,016	1,733,161
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.22%, 04/10/47(d)		640	15,277
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(b)(d)		8,570	325,407
Series 2017-C5, Class XB, 0.44%, 03/15/50(d)		30,000	589,200
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)(d)		17,400	647,285
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.15%, 03/10/50(b)(d)		11,349	374,639
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.36%, 12/15/47(b)(d)		220	9,676
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.36%, 06/15/50(b)(d)		8,625	1,019,906
Series 2019-L2, Class XA, 1.19%, 03/15/52(d)		11,272	814,583
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.66%, 02/15/39(b)(d)		41,770	1,663,265
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(b)(d)		28,100	679,458
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32(b)(d)		110,000	218,900
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(b)(c)(d)		22,000	220
U.S., Series 2018-USDC, Class X, 0.47%, 05/13/38(b)(d)		103,122	2,611,575
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.64%, 10/15/52(d)		9,221	961,916

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.63%, 04/15/50(d)	USD	7,000	$140,067
Series 2016-BNK1, Class XD, 1.40%, 08/15/49(b)(d)		1,000	61,590
WFRBS Commercial Mortgage Trust, Series 2014- C21, Class XA, 1.19%, 08/15/47(d)		8,522	264,881

			34,404,901

Total Non-Agency Mortgage-Backed Securities — 36.3% (Cost: $467,725,830)			464,793,019

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.5%
Fannie Mae
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.15%, 10/25/29(a)		97	97,024
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 4.15%, 05/25/30(a)		2,000	1,864,783
Freddie Mac
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + 3.80%), 3.95%, 03/25/29(a)		1,925	1,992,513
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 3.60%, 10/25/29(a)		250	257,237
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.65%, 03/25/30(a)		2,494	2,515,598
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 1.95%, 07/25/30(a)		195	191,531

			6,918,686

Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series KL4F, Class A2AS, 3.68%, 10/25/25(d)		1,789	1,961,857

Interest Only Commercial Mortgage-Backed Securities — 0.4%
Freddie Mac, Series K116, Class X1, 1.43%, 07/25/30(d)		24,000	2,797,560
Ginnie Mae
Series 2016-128, Class IO, 0.90%, 09/16/56(d)		4,820	297,815
Series 2016-36, Class IO, 0.81%, 08/16/57(d)		11,991	633,844
Series 2017-24, Class IO, 0.82%, 12/16/56(d)		32,482	1,600,369

			5,329,588

Total U.S. Government Sponsored Agency Securities — 1.1% (Cost: $15,547,891)			14,210,131

Total Long-Term Investments — 86.0% (Cost: $1,117,298,397)			1,100,695,652

30	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(i)

Money Market Funds — 14.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%	187,356,995	$187,356,994

Total Short-Term Securities — 14.6% (Cost: $187,356,994)		187,356,994

Total Investments — 100.6% (Cost: $1,304,655,391)		1,288,052,646

Liabilities in Excess of Other Assets — (0.6)%		(7,702,482)

Net Assets — 100.0%		$1,280,350,164

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$36,782	$4,759	$32,023
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	13,925	4,130	9,795
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	7,094	1,503	5,591
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	203	(932)	37	(969)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	491	(2,240)	(339)	(1,901)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	40	13,338	2,425	10,913

							$67,967	$12,515	$55,452

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	1,213	$(318,691)	$(145,721)	$(172,970)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,000	(262,730)	(194,749)	(67,981)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(244,791)	(83,959)	(160,832)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(122,395)	(50,638)	(71,757)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BB+	USD	40	(13,338)	(3,025)	(10,313)

								$(961,945)	$(478,092)	$(483,853)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

	Swaps Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$ 12,854	$ (478,431)	$ 58,322	$ (486,723)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	$—	$71,176	$—	$—	$—	$—	$71,176

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	$—	$965,154	$—	$—	$—	$—	$965,154

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$46,335	$—	$—	$—	$—	$46,335

Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$(32,632)	$—	$—	$—	$—	$(32,632)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Credit default swaps
Average notional value — buy protection	$954,064
Average notional value — sell protection	$3,253,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Swaps — OTC(a)	$71,176	$965,154

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$71,176	$965,154

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$71,176	$965,154

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Citigroup Global Markets, Inc.	$36,782	$—	$—	$—	$36,782
Deutsche Bank AG	37	(37)	—	—	—
J.P. Morgan Securities LLC	13,338	—	—	—	13,338
Morgan Stanley & Co. International PLC	21,019	(21,019)	—	—	—

	$71,176	$(21,056)	$—	$—	$50,120

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)
Credit Suisse International	$13,338	$—	$—	$—	$13,338
Deutsche Bank AG	689,086	(37)	—	(490,000)	199,049
Morgan Stanley & Co. International PLC	262,730	(21,019)	—	—	241,711

	$965,154	$(21,056)	$—	$(490,000)	$454,098

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$574,283,625	$39,260,360	$613,543,985
Corporate Bonds	—	291,428	—	291,428
Floating Rate Loan Interests	—	—	7,857,089	7,857,089
Non-Agency Mortgage-Backed Securities	—	457,986,833	6,806,186	464,793,019
U.S. Government Sponsored Agency Securities	—	14,210,131	—	14,210,131
Short-Term Securities
Money Market Funds	187,356,994	—	—	187,356,994

	$187,356,994	$1,046,772,017	$53,923,635	$1,288,052,646

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series A Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$58,322	$—	$58,322
Liabilities
Credit Contracts	—	(486,723)	—	(486,723)

	$—	$(428,401)	$—	$(428,401)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds			Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening Balance, as of March 31, 2020	$44,921,384	$	—(d	)	$16,168,354	$4,386,738	$65,476,476
Transfers into Level 3	2,706,831		—		—	3,751,365	6,458,196
Transfers out of Level 3(a)	(16,150,909)		—		—	(1,069,065)	(17,219,974)
Accrued discounts/premiums	24,875		—		—	(62,256)	(37,381)
Net realized gain (loss)	45,084		—		—	3,591	48,675
Net change in unrealized appreciation (depreciation)(b)(c)	1,642,242		—		(50,196)	194,716	1,786,762
Purchases	8,242,234		—		1,334	1,016	8,244,584
Sales	(2,171,381)		—		(8,262,403)	(399,919)	(10,833,703)

Closing Balance, as of September 30, 2020	$39,260,360	$	—(d	)	$7,857,089	$6,806,186	$53,923,635

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020	$1,642,242		$—		$(58,126)	$194,716	$1,778,832

(a)

As of April 1, 2020, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

(d)	Rounds to less than $1.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

34	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds

Aerospace & Defense — 3.1%
Boeing Co.
4.51%, 05/01/23	USD	1,140	$1,201,948
4.88%, 05/01/25		970	1,055,481
2.70%, 02/01/27		200	195,055
3.25%, 02/01/35		194	182,354
3.75%, 02/01/50		280	256,245
5.81%, 05/01/50		420	508,108
5.93%, 05/01/60		295	365,104
General Dynamics Corp., 4.25%, 04/01/40		330	415,179
L3Harris Technologies, Inc.
4.40%, 06/15/28		955	1,138,374
4.40%, 06/15/28		530	631,768
2.90%, 12/15/29		332	364,238
Lockheed Martin Corp., 4.07%, 12/15/42		630	787,021
Northrop Grumman Corp.
3.20%, 02/01/27		255	285,025
3.25%, 01/15/28		355	398,869
4.75%, 06/01/43		205	266,995
Northrop Grumman Systems Corp., 7.88%, 03/01/26		1,000	1,316,729
Raytheon Technologies Corp.
3.20%, 03/15/24(a)		444	476,619
3.50%, 03/15/27(a)		174	195,715
6.70%, 08/01/28		225	304,232
4.13%, 11/16/28		880	1,042,030
2.25%, 07/01/30		471	498,147
6.05%, 06/01/36		450	638,737
6.13%, 07/15/38		230	330,256
4.50%, 06/01/42		452	570,662
4.15%, 05/15/45		245	293,885
4.35%, 04/15/47(a)		252	315,164
3.13%, 07/01/50		550	586,619

			14,620,559

Air Freight & Logistics — 0.4%
FedEx Corp.
3.80%, 05/15/25		665	752,276
3.25%, 04/01/26		120	133,533
3.10%, 08/05/29		567	627,818
4.10%, 02/01/45		340	389,087

			1,902,714

Airlines — 0.7%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(a)		114	108,377
American Airlines Pass-Through Trust
Series 2014-1, Class B, 4.38%, 10/01/22		76	54,134
Series 2017-1, Class AA, 3.65%, 02/15/29		683	656,826
Series 2019-1, Class B, 3.85%, 02/15/28		395	260,860
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(a)		333	276,546
Delta Air Lines, Inc., 3.80%, 04/19/23		880	852,061
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		370	331,415
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		571	469,376
United Airlines Pass-Through Trust, Series 2019-2, Class AA, 2.70%, 05/01/32		220	208,106

			3,217,701

Automobiles — 1.4%
Ford Motor Co.
4.75%, 01/15/43		72	65,191
5.29%, 12/08/46		82	76,926

Security	Par (000)		Value

Automobiles (continued)
General Motors Co.
5.40%, 10/02/23	USD	40	$44,094
6.13%, 10/01/25		160	185,865
5.00%, 10/01/28		770	865,838
5.20%, 04/01/45		294	316,686
Nissan Motor Co. Ltd.
3.04%, 09/15/23(a)		605	613,297
4.35%, 09/17/27(a)		1,220	1,222,130
Volkswagen Group of America Finance LLC
3.88%, 11/13/20(a)		1,275	1,279,915
2.90%, 05/13/22(a)		885	914,892
3.35%, 05/13/25(a)		930	1,015,510

			6,600,344

Banks — 15.0%
AIB Group PLC, 4.75%, 10/12/23(a)		1,000	1,086,148
Banco Santander SA
3.85%, 04/12/23		600	640,568
2.75%, 05/28/25		600	629,372
Bank of America Corp.
4.20%, 08/26/24		2,395	2,667,164
4.00%, 01/22/25		509	567,026
3.95%, 04/21/25		790	877,561
4.45%, 03/03/26		1,689	1,947,998
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(b)		1,980	2,203,296
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(b)		212	243,242
(Secured Overnight Financing Rate + 2.15%), 2.59%, 04/29/31(b)		805	856,456
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)		185	220,277
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)		43	54,668
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)		1,180	1,461,242
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)		615	634,703
Barclays Bank PLC, 5.14%, 10/14/20		1,325	1,326,870
Barclays PLC
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(b)		615	662,312
5.20%, 05/12/26		620	687,425
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)		900	1,008,146
BNP Paribas SA
(3 mo. LIBOR US + 1.11%), 2.82%, 11/19/25(a)(b)		575	605,946
(Secured Overnight Financing Rate + 2.07%), 2.22%, 06/09/26(a)(b)		535	551,687
(5 yr. Swap Semi 30/360 US + 1.48%), 4.38%, 03/01/33(a)(b)		645	718,573
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.05%), 2.59%, 08/12/35(a)(b)		465	451,490
BPCE SA, 2.38%, 01/14/25(a)		895	930,690
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24		152	164,083
Citigroup, Inc.
5.50%, 09/13/25		232	275,001
(Secured Overnight Financing Rate + 2.75%), 3.11%, 04/08/26(b)		415	449,170
3.20%, 10/21/26		500	551,550
4.30%, 11/20/26		1,250	1,432,510
4.45%, 09/29/27		300	347,878
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)		1,205	1,363,931
4.13%, 07/25/28		250	287,953
(3 mo. LIBOR US + 1.19%), 4.08%, 04/23/29(b)		25	28,916
(Secured Overnight Financing Rate + 1.15%), 2.67%, 01/29/31(b)		100	105,250
(Secured Overnight Financing Rate + 3.91%), 4.41%, 03/31/31(b)		515	617,344

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Citigroup, Inc.
(Secured Overnight Financing Rate + 2.11%), 2.57%, 06/03/31(b)	USD	1,965	$2,059,458
4.75%, 05/18/46		220	276,096
Citizens Bank N.A., 2.55%, 05/13/21		330	333,907
Commonwealth Bank of Australia, 3.74%, 09/12/39(a)		290	320,675
Cooperatieve Rabobank UA, (1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.00%), 1.34%, 06/24/26(a)(b)		800	809,912
Danske Bank A/S
5.00%, 01/12/22(a)		555	583,054
(3 mo. LIBOR US + 1.25%), 3.00%, 09/20/22(a)(b)		500	509,490
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.03%), 1.17%, 12/08/23(a)(b)		1,340	1,341,300
Discover Bank, (5 yr. Swap Semi 30/360 US + 1.73%), 4.68%, 08/09/28(b)		300	314,502
HSBC Holdings PLC
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(b)		985	1,018,317
4.25%, 08/18/25		500	543,386
(3 mo. LIBOR US + 1.14%), 2.63%, 11/07/25(b)		310	322,964
Huntington Bancshares, Inc., 4.00%, 05/15/25		505	575,410
ING Groep NV, (1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.10%), 1.40%, 07/01/26(a)(b)		505	510,759
Intesa Sanpaolo SpA
3.13%, 07/14/22(a)		1,480	1,522,160
3.38%, 01/12/23(a)		485	503,633
5.02%, 06/26/24(a)		416	437,188
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 1.59%), 2.01%, 03/13/26(b)		1,215	1,257,955
(Secured Overnight Financing Rate + 1.85%), 2.08%, 04/22/26(b)		1,480	1,547,754
4.13%, 12/15/26		750	871,438
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(b)		1,055	1,201,527
3.63%, 12/01/27		858	960,784
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)		1,170	1,323,315
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)		1,215	1,409,630
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)		1,035	1,187,857
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(b)		190	224,028
(Secured Overnight Financing Rate + 2.46%), 3.11%, 04/22/41(b)		330	357,964
4.95%, 06/01/45		970	1,314,523
Lloyds Banking Group PLC
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.10%), 1.33%, 06/15/23(b)		905	910,356
(3 mo. LIBOR US + 0.81%), 2.91%, 11/07/23(b)		400	415,421
4.58%, 12/10/25		675	741,919
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.00%), 2.44%, 02/05/26(b)		200	207,254
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21		1,150	1,169,891
3.22%, 03/07/22		575	596,753
2.62%, 07/18/22		1,015	1,051,833
2.67%, 07/25/22		218	226,000
3.76%, 07/26/23		1,100	1,190,799
2.05%, 07/17/30		650	657,023
Natwest Group PLC
3.88%, 09/12/23		390	418,158
6.00%, 12/19/23		348	391,367
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.15%), 2.36%, 05/22/24(b)		410	420,641

Security	Par (000)		Value

Banks (continued)
Natwest Group PLC
5.13%, 05/28/24	USD	460	$504,458
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(b)		460	499,681
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.55%), 3.07%, 05/22/28(b)		695	730,359
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)		432	502,486
Nordea Bank Abp, 0.75%, 08/28/25(a)		1,010	1,004,626
PNC Financial Services Group, Inc., 3.45%, 04/23/29		294	338,400
Santander UK Group Holdings PLC, (3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)		472	523,820
Santander UK PLC
2.13%, 11/03/20		750	751,247
5.00%, 11/07/23(a)		617	672,869
Standard Chartered PLC
(3 mo. LIBOR US + 1.56%), 3.79%, 05/21/25(a)(b)		650	691,141
(3 mo. LIBOR US + 1.21%), 2.82%, 01/30/26(a)(b)		434	449,644
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25		520	547,740
3.54%, 01/17/28		700	784,206
3.04%, 07/16/29		250	272,478
U.S. Bancorp
3.10%, 04/27/26		59	65,547
2.38%, 07/22/26		51	55,580
3.00%, 07/30/29		97	107,878
UniCredit SpA, (1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.30%), 2.57%, 09/22/26(a)(b)		605	599,605
Wells Fargo & Co.
4.13%, 08/15/23		350	382,276
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)		1,810	2,026,188
5.61%, 01/15/44		327	446,311
4.40%, 06/14/46		535	639,082
4.75%, 12/07/46		189	235,363
(3 mo. LIBOR US + 4.24%), 5.01%, 04/04/51(b)		20	27,373

			71,551,205

Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		422	509,784
4.90%, 02/01/46		675	832,295
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		934	1,139,871
4.95%, 01/15/42		20	24,539
4.60%, 04/15/48		120	143,094
4.44%, 10/06/48		785	916,558
5.55%, 01/23/49		724	973,334
4.75%, 04/15/58		375	457,198
5.80%, 01/23/59		179	255,868
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50		530	559,614

			5,812,155

Biotechnology — 1.6%
AbbVie, Inc.
2.85%, 05/14/23		1,000	1,051,981
2.60%, 11/21/24(a)		600	635,702
3.80%, 03/15/25(a)		650	720,748
3.60%, 05/14/25		740	820,214
2.95%, 11/21/26(a)		230	250,522
4.05%, 11/21/39(a)		180	206,992
4.40%, 11/06/42		795	946,382
4.45%, 05/14/46		893	1,063,464
4.88%, 11/14/48		605	768,264

36	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Biotechnology (continued)
AbbVie, Inc.
4.25%, 11/21/49(a)	USD	273	$324,099
Gilead Sciences, Inc.
4.80%, 04/01/44		104	134,049
4.50%, 02/01/45		373	466,735
4.75%, 03/01/46		271	353,039
4.15%, 03/01/47		125	152,421

			7,894,612

Capital Markets — 3.9%
Bank of New York Mellon Corp., 3.00%, 10/30/28		80	89,269
CME Group, Inc., 5.30%, 09/15/43		14	20,686
Credit Agricole SA, 3.75%, 04/24/23(a)		275	294,699
Credit Suisse AG, 3.63%, 09/09/24		575	636,141
Credit Suisse Group AG
(Secured Overnight Financing Rate + 1.56%), 2.59%, 09/11/25(a)(b)		515	537,787
(Secured Overnight Financing Rate + 2.04%), 2.19%, 06/05/26(a)(b)		1,055	1,086,691
(Secured Overnight Financing Rate + 3.73%), 4.19%, 04/01/31(a)(b)		765	883,185
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/23		547	588,476
3.75%, 03/26/25		660	727,962
Deutsche Bank AG
3.13%, 01/13/21		845	849,393
4.25%, 02/04/21		925	934,825
(Secured Overnight Financing Rate + 2.16%), 2.22%, 09/18/24(b)		980	986,811
Goldman Sachs Group, Inc.
3.50%, 01/23/25		257	281,981
3.50%, 04/01/25		368	406,150
4.25%, 10/21/25		860	978,423
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)		195	221,933
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)		449	548,176
5.15%, 05/22/45		320	421,735
Intercontinental Exchange, Inc., 4.25%, 09/21/48		70	86,670
Morgan Stanley
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26(b)		380	397,968
3.63%, 01/20/27		1,270	1,439,240
3.95%, 04/23/27		448	507,840
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(b)		300	342,423
(Secured Overnight Financing Rate + 1.14%), 2.70%, 01/22/31(b)		1,256	1,337,885
(Secured Overnight Financing Rate + 3.12%), 3.62%, 04/01/31(b)		645	741,092
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)		156	193,796
4.30%, 01/27/45		705	893,420
Northern Trust Corp., 3.95%, 10/30/25		69	79,973
State Street Corp.
(Secured Overnight Financing Rate + 2.69%), 2.83%, 03/30/23(a)(b)		660	682,916
(3 mo. LIBOR US + 0.77%), 3.78%, 12/03/24(b)		390	426,605
UBS Group AG
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 0.83%), 1.01%, 07/30/24(a)(b)		475	476,074
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.08%), 1.36%, 01/30/27(a)(b)		370	369,805

			18,470,030

Chemicals — 1.3%
Cabot Corp., 4.00%, 07/01/29		88	93,420

Security	Par (000)		Value

Chemicals (continued)
DuPont de Nemours, Inc.
2.17%, 05/01/23	USD	490	$495,054
5.32%, 11/15/38		290	367,998
5.42%, 11/15/48		115	153,772
Eastman Chemical Co., 4.80%, 09/01/42		135	159,928
LYB International Finance BV, 4.88%, 03/15/44		22	26,297
LYB International Finance III LLC
2.88%, 05/01/25		1,155	1,237,578
4.20%, 10/15/49		46	50,661
Nutrition & Biosciences, Inc., 1.23%, 10/01/25(a)		2,460	2,453,838
Sherwin-Williams Co.
2.75%, 06/01/22		7	7,246
3.13%, 06/01/24		680	734,656
2.30%, 05/15/30		150	156,643
4.50%, 06/01/47		49	60,872

			5,997,963

Commercial Services & Supplies — 0.6%
Aviation Capital Group LLC, 6.75%, 04/06/21(a)		1,575	1,605,520
GATX Corp., 4.35%, 02/15/24		510	557,257
Republic Services, Inc., 3.95%, 05/15/28		550	647,951

			2,810,728

Communications Equipment — 0.3%
Motorola Solutions, Inc., 4.60%, 05/23/29		1,390	1,641,553

Consumer Finance — 2.4%
Ally Financial, Inc.
1.45%, 10/02/23		395	394,563
5.13%, 09/30/24		17	18,946
8.00%, 11/01/31		154	210,845
American Honda Finance Corp., 1.00%, 09/10/25		1,005	1,004,928
Capital One Bank USA N.A., 3.38%, 02/15/23		250	264,394
Capital One Financial Corp., 3.75%, 07/28/26		173	188,408
Ford Motor Credit Co. LLC
3.34%, 03/28/22		855	851,665
5.11%, 05/03/29		320	328,000
General Motors Financial Co., Inc.
3.45%, 01/14/22		545	558,960
3.15%, 06/30/22		95	97,589
5.20%, 03/20/23		635	688,875
5.10%, 01/17/24		81	88,452
2.90%, 02/26/25		587	604,945
4.35%, 04/09/25		1,230	1,334,333
2.75%, 06/20/25		850	869,650
4.35%, 01/17/27		957	1,038,838
Hyundai Capital America, 1.80%, 10/15/25(a)		1,010	1,004,203
Synchrony Financial
2.85%, 07/25/22		215	221,267
4.38%, 03/19/24		200	216,409
Toyota Motor Credit Corp.
1.15%, 08/13/27		940	938,354
2.15%, 02/13/30		385	405,761

			11,329,385

Containers & Packaging — 0.1%
International Paper Co.
4.40%, 08/15/47		190	232,098
4.35%, 08/15/48		200	244,807

			476,905

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21		936	953,833

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	USD	674	$694,709
4.45%, 04/03/26		399	397,473
3.65%, 07/21/27		650	595,394
GE Capital Funding LLC, 3.45%, 05/15/25(a)		1,240	1,330,904
GE Capital International Funding Co., 4.42%, 11/15/35		1,081	1,141,059

			5,113,372

Diversified Telecommunication Services — 3.6%
AT&T Inc.
3.88%, 01/15/26		592	671,272
3.80%, 02/15/27		305	344,112
1.65%, 02/01/28		1,105	1,107,089
4.35%, 03/01/29		1,395	1,642,064
4.50%, 05/15/35		1,935	2,284,549
5.25%, 03/01/37		400	500,128
5.35%, 09/01/40		384	483,225
5.15%, 03/15/42		400	499,973
4.90%, 06/15/42		250	295,468
4.80%, 06/15/44		209	249,090
4.75%, 05/15/46		583	684,889
Telefonica Emisiones SAU
4.67%, 03/06/38		255	293,897
4.90%, 03/06/48		315	363,124
Verizon Communications, Inc.
3.38%, 02/15/25		459	511,585
3.88%, 02/08/29		250	295,751
4.02%, 12/03/29		500	598,729
1.50%, 09/18/30		310	308,962
4.50%, 08/10/33		550	697,584
4.27%, 01/15/36		1,770	2,183,284
5.25%, 03/16/37		745	1,031,720
4.81%, 03/15/39		380	497,616
3.85%, 11/01/42		950	1,132,733
4.86%, 08/21/46		190	259,445
5.01%, 04/15/49		135	194,314

			17,130,603

Electric Utilities — 5.9%
AEP Transmission Co. LLC, 3.80%, 06/15/49		90	106,380
American Transmission Systems, Inc., 5.25%, 01/15/22(a)		400	420,816
Baltimore Gas & Electric Co.
3.50%, 08/15/46		200	226,844
3.20%, 09/15/49		250	269,226
2.90%, 06/15/50		20	20,399
DTE Electric Co.
3.70%, 03/15/45		143	167,293
Series A, 4.05%, 05/15/48		186	234,373
Duke Energy Carolinas LLC
3.75%, 06/01/45		420	496,458
3.20%, 08/15/49		681	756,353
Duke Energy Corp.
0.90%, 09/15/25		465	465,066
2.65%, 09/01/26		46	49,762
3.40%, 06/15/29		525	589,390
2.45%, 06/01/30		405	427,050
Duke Energy Florida LLC
2.50%, 12/01/29		1,335	1,448,098
4.20%, 07/15/48		460	586,794
Duke Energy Progress LLC
3.70%, 09/01/28		690	801,293
6.30%, 04/01/38		48	72,239

Security	Par (000)		Value

Electric Utilities (continued)
Duke Energy Progress LLC
4.15%, 12/01/44	USD	10	$12,466
3.70%, 10/15/46		70	82,440
3.60%, 09/15/47		400	464,675
Entergy Arkansas LLC, 3.70%, 06/01/24		388	426,512
Entergy Corp.
0.90%, 09/15/25		925	921,289
2.80%, 06/15/30		275	297,298
Exelon Corp.
2.45%, 04/15/21		2,000	2,017,315
4.70%, 04/15/50		75	95,387
Exelon Generation Co. LLC, 4.25%, 06/15/22		1,580	1,668,284
FirstEnergy Corp.
3.90%, 07/15/27		150	164,919
2.65%, 03/01/30		550	557,728
7.38%, 11/15/31		284	398,186
3.40%, 03/01/50		360	349,228
Series A, 2.85%, 07/15/22		970	994,262
FirstEnergy Transmission LLC, 4.35%, 01/15/25(a)		900	1,003,167
Florida Power & Light Co., 5.95%, 02/01/38		800	1,183,957
Interstate Power & Light Co., 3.25%, 12/01/24		350	383,777
Kentucky Utilities Co., 5.13%, 11/01/40		325	435,686
MidAmerican Energy Co., 4.25%, 07/15/49		675	874,892
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		525	593,280
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25		135	145,914
3.55%, 05/01/27		115	129,979
2.75%, 11/01/29		380	412,059
Northern States Power Co., 2.60%, 06/01/51		300	304,575
Ohio Power Co.
6.60%, 03/01/33		675	955,219
4.00%, 06/01/49		225	275,551
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		590	693,872
5.30%, 06/01/42		243	343,975
3.75%, 04/01/45		350	418,148
4.10%, 11/15/48		70	89,014
3.70%, 05/15/50		210	254,999
5.35%, 10/01/52(a)		417	631,713
PPL Electric Utilities Corp., 3.95%, 06/01/47		220	269,440
Progress Energy, Inc., 3.15%, 04/01/22		960	991,316
Public Service Co. of Colorado, 2.70%, 01/15/51		416	422,828
Southern California Edison Co.
2.25%, 06/01/30		265	265,897
4.00%, 04/01/47		148	158,807
4.88%, 03/01/49		222	269,781
Tampa Electric Co., 4.30%, 06/15/48		182	229,191
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		407	451,031
Wisconsin Electric Power Co., 2.05%, 12/15/24		241	253,827

			28,029,718

Electrical Equipment — 0.2%
Carrier Global Corp., 2.24%, 02/15/25(a)		360	375,542
Otis Worldwide Corp., 2.57%, 02/15/30		375	403,024

			778,566

Energy Equipment & Services — 0.2%
Halliburton Co.
3.80%, 11/15/25		78	84,754
2.92%, 03/01/30		810	798,152

			882,906

38	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26	USD	365	$418,542
2.75%, 12/15/29		317	344,797
4.90%, 12/15/30		735	925,196
1.88%, 02/01/33		155	151,798
4.85%, 04/15/49		165	221,235
American Tower Corp.
2.25%, 01/15/22		965	987,141
5.00%, 02/15/24		430	486,230
3.38%, 05/15/24		23	24,902
2.75%, 01/15/27		1,015	1,094,917
3.95%, 03/15/29		215	247,527
3.80%, 08/15/29		340	389,222
AvalonBay Communities, Inc.
3.45%, 06/01/25		110	121,887
2.30%, 03/01/30		370	393,684
Boston Properties LP, 4.50%, 12/01/28		500	588,137
Camden Property Trust, 2.80%, 05/15/30		120	130,750
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		1,000	1,076,962
Crown Castle International Corp.
5.25%, 01/15/23		807	888,376
1.35%, 07/15/25		460	464,991
3.65%, 09/01/27		356	398,355
4.30%, 02/15/29		305	356,011
3.10%, 11/15/29		460	498,468
3.30%, 07/01/30		115	125,761
4.15%, 07/01/50		30	34,291
Duke Realty LP, 2.88%, 11/15/29		192	209,442
Equinix, Inc.
2.90%, 11/18/26		971	1,047,253
1.80%, 07/15/27		832	839,772
3.20%, 11/18/29		250	275,521
2.95%, 09/15/51		195	191,346
ERP Operating LP, 4.15%, 12/01/28		575	682,424
Healthpeak Properties, Inc., 3.00%, 01/15/30		279	300,692
Mid-America Apartments LP
3.60%, 06/01/27		173	192,808
1.70%, 02/15/31		160	157,539
Prologis LP, 2.25%, 04/15/30		360	382,638
Realty Income Corp., 3.25%, 06/15/29		524	579,541
UDR, Inc.
3.00%, 08/15/31		64	69,251
2.10%, 08/01/32		70	69,414

			15,366,821

Food & Staples Retailing — 1.7%
CVS Health Corp.
4.10%, 03/25/25		97	109,574
1.30%, 08/21/27		585	576,220
4.30%, 03/25/28		2,075	2,428,728
4.78%, 03/25/38		280	341,148
2.70%, 08/21/40		165	157,259
5.30%, 12/05/43		200	255,778
5.13%, 07/20/45		496	626,691
5.05%, 03/25/48		522	666,285
Kroger Co., 4.45%, 02/01/47		235	288,403
Walmart, Inc.
3.55%, 06/26/25		273	309,171
3.70%, 06/26/28		1,365	1,614,065
3.63%, 12/15/47		505	621,843

			7,995,165

Security	Par (000)		Value

Food Products — 0.3%
Cargill, Inc., 1.38%, 07/23/23(a)	USD	495	$506,331
General Mills, Inc.
4.20%, 04/17/28		93	109,795
2.88%, 04/15/30		40	43,857
4.70%, 04/17/48		2	2,730
Kraft Heinz Foods Co., 3.00%, 06/01/26		710	729,540
Mondelez International, Inc., 2.13%, 04/13/23		190	197,182

			1,589,435

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories
3.75%, 11/30/26		566	657,065
4.75%, 11/30/36		385	515,330
4.75%, 04/15/43		117	159,572
Becton Dickinson and Co.
(3 mo. LIBOR US + 1.03%), 1.28%, 06/06/22(c)		1,525	1,535,554
3.73%, 12/15/24		1,305	1,440,312
3.70%, 06/06/27		834	945,623
3.79%, 05/20/50		150	167,777
Medtronic, Inc., 4.63%, 03/15/45		130	178,960

			5,600,193

Health Care Providers & Services — 2.6%
Aetna, Inc.
2.75%, 11/15/22		1,424	1,480,252
2.80%, 06/15/23		350	368,832
3.50%, 11/15/24		656	718,855
Anthem, Inc.
2.38%, 01/15/25		35	37,222
2.25%, 05/15/30		294	302,750
4.65%, 01/15/43		47	59,273
5.10%, 01/15/44		318	420,322
4.38%, 12/01/47		350	428,689
3.13%, 05/15/50		190	193,652
Centene Corp.
4.25%, 12/15/27		315	329,625
3.38%, 02/15/30		220	228,250
3.00%, 10/15/30		315	321,363
Cigna Corp.
4.13%, 11/15/25		790	906,261
4.90%, 12/15/48		300	389,403
3.40%, 03/15/50		205	214,609
HCA, Inc.
5.00%, 03/15/24		785	879,450
5.25%, 06/15/26		430	501,676
4.50%, 02/15/27		389	436,922
5.50%, 06/15/47		680	841,813
UnitedHealth Group, Inc.
3.75%, 07/15/25		770	878,856
3.50%, 08/15/39		104	119,477
2.75%, 05/15/40		215	227,177
4.63%, 11/15/41		645	846,292
4.75%, 07/15/45		382	521,429
4.25%, 06/15/48		155	197,622
3.70%, 08/15/49		365	436,692
3.88%, 08/15/59		41	50,161

			12,336,925

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.
4.88%, 12/09/45		623	807,860
4.45%, 03/01/47		205	255,649

			1,063,509

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Household Durables — 0.3%
Panasonic Corp., 2.54%, 07/19/22(a)	USD	1,220	$1,258,984

Industrial Conglomerates — 1.1%
General Electric Co.
2.70%, 10/09/22		570	590,900
3.10%, 01/09/23		785	823,779
3.45%, 05/01/27		305	322,930
3.63%, 05/01/30		500	517,807
6.75%, 03/15/32		208	261,672
6.15%, 08/07/37		35	41,961
4.13%, 10/09/42		29	29,340
4.35%, 05/01/50		590	601,570
Honeywell International, Inc., 2.70%, 08/15/29		315	348,505
Jabil, Inc., 3.60%, 01/15/30		355	377,890
Roper Technologies, Inc.
1.00%, 09/15/25		255	255,550
1.75%, 02/15/31		1,105	1,105,596

			5,277,500

Insurance — 1.1%
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)		788	820,524
Aon PLC
4.00%, 11/27/23		1,760	1,927,626
3.50%, 06/14/24		30	32,749
Hartford Financial Services Group, Inc., 4.30%, 04/15/43		115	135,070
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26		600	677,896
2.25%, 11/15/30		265	277,302
4.90%, 03/15/49		295	411,561
Prudential Financial, Inc., 4.35%, 02/25/50		425	511,164
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)		90	134,267
Travelers Cos., Inc.
4.30%, 08/25/45		216	274,204
2.55%, 04/27/50		40	39,254

			5,241,617

Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40		340	327,103
2.05%, 08/15/50		260	243,357

			570,460

Internet & Direct Marketing Retail — 0.9%
Amazon.com, Inc.
3.15%, 08/22/27		1,705	1,944,066
4.05%, 08/22/47		225	292,322
2.50%, 06/03/50		250	255,005
2.70%, 06/03/60		150	155,486
Booking Holdings, Inc., 4.10%, 04/13/25		405	455,714
Expedia Group, Inc.
3.60%, 12/15/23(a)		445	454,662
6.25%, 05/01/25(a)		235	259,184
3.25%, 02/15/30		385	370,951

			4,187,390

IT Services — 1.7%
Fidelity National Information Services, Inc.
3.50%, 04/15/23		330	351,396
3.00%, 08/15/26		119	132,007
Fiserv, Inc.
3.80%, 10/01/23		1,100	1,200,245
2.75%, 07/01/24		170	181,607

Security	Par (000)		Value

IT Services (continued)
Fiserv, Inc.
4.40%, 07/01/49	USD	486	$609,639
Global Payments, Inc.
4.00%, 06/01/23		1,395	1,511,429
3.20%, 08/15/29		295	321,769
4.15%, 08/15/49		500	586,901
International Business Machines Corp.
4.15%, 05/15/39		376	460,533
4.00%, 06/20/42		5	6,015
4.25%, 05/15/49		1,595	1,999,656
Mastercard, Inc.
3.65%, 06/01/49		30	36,687
3.85%, 03/26/50		126	160,867
PayPal Holdings, Inc.
1.65%, 06/01/25		515	533,395
3.25%, 06/01/50		105	116,152
Visa, Inc., 3.65%, 09/15/47		30	36,792

			8,245,090

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 2.60%, 10/01/29		630	686,766

Machinery — 0.2%
Deere & Co.
2.75%, 04/15/25		70	76,293
3.75%, 04/15/50		135	169,186
PACCAR Financial Corp., 2.65%, 04/06/23		470	495,462

			740,941

Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		255	349,707
6.48%, 10/23/45		1,625	2,179,536
5.13%, 07/01/49		8	9,276
4.80%, 03/01/50		575	653,852
3.70%, 04/01/51		300	296,487
Comcast Corp.
3.70%, 04/15/24		15	16,564
3.95%, 10/15/25		400	459,117
4.15%, 10/15/28		635	765,187
4.25%, 01/15/33		620	770,356
6.50%, 11/15/35		125	189,598
4.60%, 10/15/38		428	547,047
3.75%, 04/01/40		345	403,471
4.65%, 07/15/42		30	39,145
4.50%, 01/15/43		225	288,364
4.60%, 08/15/45		254	327,660
3.40%, 07/15/46		490	545,218
3.97%, 11/01/47		314	375,352
4.00%, 03/01/48		430	522,435
4.70%, 10/15/48		499	665,467
4.00%, 11/01/49		100	121,342
2.80%, 01/15/51		215	217,559
4.95%, 10/15/58		275	394,029
Cox Communications, Inc., 3.25%, 12/15/22(a)		1,005	1,059,355
Discovery Communications LLC
2.95%, 03/20/23		182	191,732
3.80%, 03/13/24		500	544,699
3.45%, 03/15/25		64	69,992
5.20%, 09/20/47		155	187,760
Fox Corp.
3.05%, 04/07/25		125	136,878
5.58%, 01/25/49		230	317,712

40	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Grupo Televisa SAB, 6.63%, 01/15/40	USD	505	$666,681
Interpublic Group of Cos., Inc.
3.50%, 10/01/20		115	115,000
3.75%, 10/01/21		85	87,684
4.75%, 03/30/30		143	171,701
Time Warner Cable LLC, 4.50%, 09/15/42		137	148,818
ViacomCBS, Inc., 3.88%, 04/01/24		225	245,175

			14,079,956

Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		118	165,880
Glencore Funding LLC, 4.13%, 05/30/23(a)		50	53,604
Newmont Corp.
2.80%, 10/01/29		80	86,157
2.25%, 10/01/30		200	206,405
Nucor Corp.
2.00%, 06/01/25		150	156,564
4.40%, 05/01/48		63	81,847
Southern Copper Corp., 5.88%, 04/23/45		225	305,325
Steel Dynamics, Inc., 2.40%, 06/15/25		70	73,036

			1,128,818

Multiline Retail — 0.0%
Target Corp., 2.25%, 04/15/25		13	13,930

Multi-Utilities — 2.6%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		610	654,972
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		315	316,206
CMS Energy Corp.
5.05%, 03/15/22		1,644	1,731,595
3.00%, 05/15/26		310	340,764
Consumers Energy Co., 2.50%, 05/01/60		425	399,559
Dominion Energy, Inc., 3.90%, 10/01/25		650	738,423
NiSource, Inc.
0.95%, 08/15/25		250	249,738
3.60%, 05/01/30		175	199,408
5.25%, 02/15/43		55	72,105
4.38%, 05/15/47		364	448,441
Sempra Energy
2.85%, 11/15/20		2,150	2,151,806
3.40%, 02/01/28		1,725	1,897,179
Virginia Electric & Power Co.
2.88%, 07/15/29		180	201,730
6.00%, 01/15/36		626	882,798
4.00%, 01/15/43		260	318,259
4.60%, 12/01/48		730	996,665
3.30%, 12/01/49		661	764,683

			12,364,331

Oil, Gas & Consumable Fuels — 9.4%
BP Capital Markets America, Inc.
2.94%, 04/06/23		549	580,682
3.19%, 04/06/25		1,160	1,275,098
3.59%, 04/14/27		250	280,171
3.94%, 09/21/28		46	53,562
4.23%, 11/06/28		394	467,168
1.75%, 08/10/30		245	243,118
BP Capital Markets PLC, 3.28%, 09/19/27		117	129,889
Cameron LNG LLC, 3.30%, 01/15/35(a)		590	665,670
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		1,200	1,367,802
Chevron Corp., 1.55%, 05/11/25		1,230	1,274,589
Cimarex Energy Co.
4.38%, 06/01/24		310	332,730
3.90%, 05/15/27		889	895,957

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.
3.75%, 10/01/27	USD	635	$685,918
4.30%, 08/15/28		293	324,074
2.40%, 02/15/31		80	75,779
4.88%, 10/01/47		118	130,378
4.85%, 08/15/48		275	302,516
Devon Energy Corp., 5.60%, 07/15/41		96	97,121
Diamondback Energy, Inc.
2.88%, 12/01/24		570	577,129
4.75%, 05/31/25		20	21,575
3.50%, 12/01/29		1,150	1,114,838
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		485	531,438
Enbridge, Inc.
2.50%, 01/15/25		815	857,579
3.13%, 11/15/29		1,054	1,119,889
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(b)		780	791,700
Energy Transfer Operating LP
4.90%, 02/01/24		730	779,006
2.90%, 05/15/25		1,210	1,216,538
4.20%, 04/15/27		394	407,652
6.50%, 02/01/42		210	219,968
5.30%, 04/15/47		84	78,014
6.00%, 06/15/48		82	82,475
6.25%, 04/15/49		470	485,754
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		890	936,663
Enterprise Products Operating LLC
5.95%, 02/01/41		196	247,322
5.70%, 02/15/42		164	208,085
4.45%, 02/15/43		1,044	1,126,997
4.25%, 02/15/48		229	243,127
4.80%, 02/01/49		406	468,213
EOG Resources, Inc.
4.38%, 04/15/30		225	265,114
4.95%, 04/15/50		85	104,442
Exxon Mobil Corp., 3.45%, 04/15/51		13	14,284
Hess Corp.
5.60%, 02/15/41		642	692,902
5.80%, 04/01/47		396	434,114
HollyFrontier Corp., 2.63%, 10/01/23		640	640,179
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		800	1,089,621
5.00%, 03/01/43		150	167,136
Kinder Morgan, Inc.
5.00%, 02/15/21(a)		1,110	1,123,932
3.15%, 01/15/23		2,295	2,410,401
5.05%, 02/15/46		475	539,737
Marathon Oil Corp.
2.80%, 11/01/22		1,395	1,428,984
4.40%, 07/15/27		1,034	1,028,603
Marathon Petroleum Corp.
4.50%, 05/01/23		1,465	1,581,037
4.75%, 09/15/44		151	157,420
MPLX LP
6.25%, 10/15/22		336	336,365
3.50%, 12/01/22		70	73,365
1.75%, 03/01/26		530	527,612
4.13%, 03/01/27		1,150	1,264,130
4.25%, 12/01/27		70	78,456
Newfield Exploration Co., 5.38%, 01/01/26		335	314,609
Noble Energy, Inc.
5.05%, 11/15/44		88	114,195

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.
4.95%, 08/15/47	USD	266	$348,780
4.20%, 10/15/49		114	136,994
Occidental Petroleum Corp.
2.70%, 08/15/22		284	265,361
2.90%, 08/15/24		880	746,618
4.63%, 06/15/45		30	21,675
Ovintiv, Inc., 6.63%, 08/15/37		70	64,021
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		685	775,747
4.20%, 03/15/28		475	515,805
4.50%, 05/15/30(a)		450	506,903
Spectra Energy Partners LP, 3.38%, 10/15/26		880	968,623
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45		902	839,417
5.40%, 10/01/47		880	830,867
Texas Eastern Transmission LP, 2.80%, 10/15/22(a)		750	771,728
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		265	295,900
Valero Energy Corp.
2.70%, 04/15/23		820	849,586
1.20%, 03/15/24		450	448,094
2.85%, 04/15/25		160	167,907
Williams Cos., Inc., 4.50%, 11/15/23		1,300	1,422,905

			45,059,753

Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49(a)		270	297,675
Georgia-Pacific LLC, 5.40%, 11/01/20(a)		865	868,401

			1,166,076

Pharmaceuticals — 2.2%
Bayer U.S. Finance II LLC
3.88%, 12/15/23(a)		1,025	1,119,230
4.25%, 12/15/25(a)		215	245,923
Bristol-Myers Squibb Co., 2.90%, 07/26/24		250	270,618
Johnson & Johnson, 3.55%, 03/01/36		402	488,205
Merck & Co., Inc.
1.45%, 06/24/30		58	58,811
3.70%, 02/10/45		19	22,845
Pfizer, Inc.
2.63%, 04/01/30		185	206,844
3.90%, 03/15/39		38	46,188
2.55%, 05/28/40		150	155,938
2.70%, 05/28/50		820	856,529
Royalty Pharma PLC
0.75%, 09/02/23(a)		1,660	1,656,952
1.20%, 09/02/25(a)		695	692,620
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		1,445	1,531,628
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		625	776,807
2.05%, 03/31/30		1,000	1,009,845
3.18%, 07/09/50		435	441,896
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		514	511,109
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21		108	105,894
Wyeth LLC, 5.95%, 04/01/37		293	434,459

			10,632,341

Road & Rail — 2.1%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		350	505,754
4.40%, 03/15/42		235	294,937

Security	Par (000)		Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC
4.90%, 04/01/44	USD	60	$81,535
4.15%, 12/15/48		240	302,740
Canadian Pacific Railway Co., 2.05%, 03/05/30		125	130,223
CSX Corp.
3.25%, 06/01/27		195	220,280
3.80%, 03/01/28		480	562,669
4.25%, 03/15/29		135	162,364
4.30%, 03/01/48		105	130,783
4.75%, 11/15/48		71	94,259
3.80%, 04/15/50		20	23,803
Norfolk Southern Corp.
3.80%, 08/01/28		525	616,077
3.94%, 11/01/47		170	204,002
4.15%, 02/28/48		140	172,661
3.40%, 11/01/49		100	110,772
3.05%, 05/15/50		120	127,532
4.05%, 08/15/52		36	44,116
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.38%, 02/01/22(a)		1,000	1,032,575
3.45%, 07/01/24(a)		1,065	1,152,865
4.00%, 07/15/25(a)		2,045	2,303,751
Ryder System, Inc., 2.80%, 03/01/22		70	72,093
Union Pacific Corp.
4.05%, 03/01/46		105	126,891
4.50%, 09/10/48		215	284,786
3.80%, 10/01/51		164	194,834
3.95%, 08/15/59		159	185,555
3.84%, 03/20/60		894	1,037,066

			10,174,923

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.
2.50%, 12/05/21		340	346,441
2.95%, 04/01/25		155	168,581
Applied Materials, Inc., 3.30%, 04/01/27		705	801,391
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		1,878	2,080,646
Broadcom, Inc.
2.25%, 11/15/23		790	821,321
4.70%, 04/15/25		1,170	1,329,486
3.46%, 09/15/26		259	283,636
4.75%, 04/15/29		1,315	1,532,048
Intel Corp., 4.75%, 03/25/50		485	667,903
KLA Corp.
4.65%, 11/01/24		40	45,676
4.10%, 03/15/29		939	1,126,924
5.00%, 03/15/49		60	80,127
3.30%, 03/01/50		445	470,152
Lam Research Corp.
3.75%, 03/15/26		890	1,021,036
4.00%, 03/15/29		946	1,133,506
4.88%, 03/15/49		290	410,485
NVIDIA Corp.
2.85%, 04/01/30		700	786,454
3.50%, 04/01/40		680	796,919
3.50%, 04/01/50		520	608,545
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(a)		70	86,571
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29(a)		1,256	1,447,830
3.40%, 05/01/30(a)		60	65,683
QUALCOMM, Inc., 4.30%, 05/20/47		365	468,844

			16,580,205

42	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software — 1.6%
Microsoft Corp.
4.10%, 02/06/37	USD	333	$431,705
3.70%, 08/08/46		414	519,859
2.53%, 06/01/50		1,520	1,589,645
Oracle Corp.
2.95%, 04/01/30		1,180	1,319,312
3.85%, 07/15/36		114	134,695
5.38%, 07/15/40		800	1,115,786
4.50%, 07/08/44		300	377,971
4.00%, 07/15/46		172	203,877
4.00%, 11/15/47		1,006	1,192,637
3.85%, 04/01/60		690	814,556

			7,700,043

Specialty Retail — 0.6%
Home Depot, Inc.
4.40%, 03/15/45		215	278,664
4.25%, 04/01/46		335	427,981
3.90%, 06/15/47		140	172,850
4.50%, 12/06/48		240	320,805
3.13%, 12/15/49		150	167,336
Lowe’s Cos., Inc.
4.00%, 04/15/25		620	703,561
3.70%, 04/15/46		445	510,308
4.55%, 04/05/49		199	255,350

			2,836,855

Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.
2.20%, 09/11/29		25	26,885
3.85%, 05/04/43		481	599,645
4.38%, 05/13/45		775	1,038,313
3.85%, 08/04/46		730	909,016
3.75%, 09/12/47		200	247,062
Dell International LLC/EMC Corp.
4.42%, 06/15/21(a)		11	11,260
6.02%, 06/15/26(a)		1,375	1,614,497
4.90%, 10/01/26(a)		225	254,345
HP, Inc., 2.20%, 06/17/25		1,555	1,628,898

			6,329,921

Tobacco — 1.2%
Altria Group, Inc.
2.35%, 05/06/25		360	380,380
4.50%, 05/02/43		75	82,153
5.38%, 01/31/44		637	792,403
5.95%, 02/14/49		805	1,078,327
BAT Capital Corp.
2.76%, 08/15/22		400	414,545
4.70%, 04/02/27		650	745,700
3.56%, 08/15/27		105	113,401
4.39%, 08/15/37		170	183,820
Reynolds American, Inc.
4.00%, 06/12/22		730	769,447
5.70%, 08/15/35		875	1,093,027
7.00%, 08/04/41		70	90,623

			5,743,826

Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.50%, 03/01/21		905	910,454
3.38%, 06/01/21		540	546,447
3.00%, 02/01/30		135	125,718

			1,582,619

Security	Par (000)		Value

Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 4.38%, 04/22/49	USD	525	$653,992
Rogers Communications, Inc., 3.70%, 11/15/49		214	237,848
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)		85	85,952
T-Mobile USA, Inc.
3.50%, 04/15/25(a)		220	241,406
3.88%, 04/15/30(a)		1,010	1,145,966
4.38%, 04/15/40(a)		175	205,130
3.00%, 02/15/41(a)		165	163,264
4.50%, 04/15/50(a)		545	653,823
3.30%, 02/15/51(a)		200	198,142
Vodafone Group PLC
3.75%, 01/16/24		850	927,943
4.38%, 02/19/43		427	496,439
5.25%, 05/30/48		290	374,919

			5,384,824

Total Corporate Bonds — 86.9% (Cost: $387,293,334)			415,200,236

Foreign Agency Obligations

Norway — 0.1%
Equinor ASA, 2.88%, 04/06/25		375	407,648

Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		560	551,130

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 4.25%, 04/16/39(a)		200	229,162

Total Foreign Agency Obligations — 0.2% (Cost: $1,132,820)			1,187,940

Foreign Government Obligations

Chile — 0.2%
Republic of Chile, 3.50%, 01/25/50		710	809,622

Colombia — 0.2%
Republic of Colombia, 4.50%, 03/15/29		1,050	1,176,328

Indonesia — 1.0%
Republic of Indonesia
3.75%, 04/25/22(a)		3,000	3,123,750
4.13%, 01/15/25(a)		350	391,016
3.50%, 01/11/28		975	1,065,797
3.50%, 02/14/50		370	392,431

			4,972,994

Israel — 0.1%
State of Israel, 3.88%, 07/03/50		250	299,844

Mexico — 0.7%
United Mexican States
4.15%, 03/28/27		1,393	1,548,319
4.75%, 03/08/44		923	1,012,992
4.60%, 02/10/48		600	640,313
5.00%, 04/27/51		355	397,955

			3,599,579

Panama — 0.2%
Republic of Panama
3.16%, 01/23/30		400	434,500
4.30%, 04/29/53		240	294,225
4.50%, 04/01/56		200	249,600

			978,325

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Peru — 0.2%
Republic of Peruvian, 2.39%, 01/23/26	USD	760	$798,000

Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26		440	496,513

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		315	363,825

Total Foreign Government Obligations — 2.8% (Cost: $12,473,747)			13,495,030

Municipal Bonds

California — 1.2%
City of San Francisco Public Utilities Commission Water Revenue RB, 3.30%, 11/01/39		495	533,541
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,823,458
State of California, GO, 7.30%, 10/01/39		510	837,430
State of California GO, 7.63%, 03/01/40		1,125	1,952,123
University of California, RB, 3.35%, 07/01/29		550	629,909

			5,776,461

Illinois — 0.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40		1,000	1,491,410

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42		165	161,390

New York — 1.1%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,799,404
New York State Dormitory Authority RB, 3.11%, 02/15/39		590	644,551
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62		1,300	1,665,521
Port Authority of New York & New Jersey RB, 1.09%, 07/01/23		1,040	1,051,627

			5,161,103

Texas — 0.1%
Texas Transportation Commission RB, 2.56%, 04/01/42		210	214,872

Total Municipal Bonds — 2.7% (Cost: $9,877,924)			12,805,236

Preferred Securities

Capital Trusts — 2.4%

Banks — 1.3%
HSBC Holdings PLC
(USD Swap Rate 11:00 am NY 1 + 3.75%), 6.00%(b)(d)		520	533,000
(USD Swap Rate 11:00 am NY 1 + 4.37%), 6.38%(b)(d)		500	523,342
JPMorgan Chase & Co.
(3 mo. LIBOR US + 3.33%), 6.10%(b)(d)		208	218,400
(3 mo. LIBOR US + 3.47%), 3.74%(b)(d)		244	233,964
(3 mo. LIBOR US + 3.78%), 6.75%(b)(d)		925	1,001,312
Lloyds Banking Group PLC, (5 yr. Swap Semi 30/360 US + 4.50%), 7.50%(b)(d)		380	404,700
Natwest Group PLC, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.63%), 6.00%(b)(d)		1,010	1,027,675

Security	Par (000)		Value

Banks (continued)
U.S. Bancorp, Series J, (3 mo. LIBOR US + 2.91%), 5.30%(b)(d)	USD	1,075	$1,162,307
Wells Fargo & Co., (3 mo. LIBOR US + 3.99%), 5.88%(b)(d)		1,125	1,211,189

			6,315,889

Capital Markets — 0.2%
State Street Corp.
(3 mo. LIBOR US + 2.54%), 5.63%(b)(d)		735	756,462
(3 mo. LIBOR US + 3.60%), 3.85%(b)(d)		285	283,375

			1,039,837

Electric Utilities — 0.2%
Exelon Corp., 3.50%, 06/01/22		785	820,704

Media — 0.5%
NBCUniversal Enterprise, Inc., 5.25%(a)(d)		2,200	2,222,000

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.72%, 08/15/21(e)		490	498,973

Oil, Gas & Consumable Fuels — 0.1%
TransCanada Trust
(3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(b)		359	365,283
(3 mo. LIBOR US + 4.64%), 5.88%, 08/15/76(b)		120	127,800

			493,083

Total Preferred Securities — 2.4% (Cost: $11,091,287)			11,390,486

U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		4,188	4,129,761
2.38%, 11/15/49		867	1,061,968
2.00%, 02/15/50		77	87,699
1.25%, 05/15/50		107	101,717
1.38%, 08/15/50		4,241	4,162,144
U.S. Treasury Inflation Indexed Bonds, 1.00%, 02/15/49		742	1,036,064
U.S. Treasury Notes, 0.13%, 08/31/22 - 09/15/23		10,038	10,037,115

Total U.S. Treasury Obligations — 4.3% (Cost: $20,362,815)			20,616,468

Total Long-Term Investments — 99.3% (Cost: $442,231,927)			474,695,396

44	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(f)

Money Market Funds — 0.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%	4,196,186	$4,196,186

Total Short-Term Securities — 0.9% (Cost: $4,196,186)		4,196,186

Total Investments — 100.2% (Cost: $446,428,113)		478,891,582

Liabilities in Excess of Other Assets — (0.2)%		(1,106,847)

Net Assets — 100.0%		$477,784,735

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Perpetual security with no stated maturity date.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	76	12/21/20	$13,397	$(11,994)
U.S. Treasury Notes (10 Year)	27	12/21/20	3,767	1,717
U.S. Treasury Notes (2 Year)	62	12/31/20	13,700	1,453

				(8,824)

Short Contracts
U.S. Ultra Treasury Bonds	12	12/21/20	2,662	13,145
U.S. Ultra Treasury Notes (10 Year)	6	12/21/20	959	(4,374)
U.S. Treasury Notes (5 Year)	54	12/31/20	6,806	806

				9,577

				$753

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.35.V1	1.00%	Quarterly	12/20/25	USD 5,588	$(118,001)	$(131,914)	$13,913

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio

OTC Credit Default Swaps — Sell Protection

Reference	Financing Rate Received by	Payment		Termination	Credit	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Obligation/Index	the Fund	Frequency	Counterparty	Date	Rating(a)	(000)(b)	Value	(Received )	(Depreciation	)
Boeing Co.	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	BBB	USD 2,200	$(7,615)	$3,490	$(11,105)
American Tower Corp.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	BBB-	USD 1,875	6,875	(11,052)	17,927

							$(740)	$(7,562)	$6,822

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swaps Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$—	$(131,914)	$13,913	$—
OTC Swaps	3,490	(11,052)	17,927	(11,105)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation(a)	$—	$—	$—	$—	$17,121	$—	$17,121
Swaps — centrally cleared
Unrealized appreciation(a)	—	13,913	—	—	—	—	13,913
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	—	21,417	—	—	—	—	21,417

	$—	$35,330	$—	$—	$17,121	$—	$52,451

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation(a)	$—	$—	$—	$—	$16,368	$—	$16,368
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	22,157	—	—	—	—	22,157

	$—	$22,157	$—	$—	$16,368	$—	$38,525

(a)

Net cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

46	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(285,257)	$—	$(285,257)
Options purchased(a)	—	—	—	—	(173,230)	—	(173,230)
Swaps	—	(21,047)	—	—	—	—	(21,047)

	$—	$(21,047)	$—	$—	$(458,487)	$—	$(479,534)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$59,250	$—	$59,250
Options purchased(b)	—	—	—	—	172,695	—	172,695
Swaps	—	61,004	—	—	—	—	61,004

	$—	$61,004	$—	$—	$231,945	$—	$292,949

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$33,317,586
Average notional value of contracts — short	$11,235,692
Options
Average notional value of swaption contracts purchased	$2,380,000
Credit default swaps
Average notional value — buy protection	$2,793,750
Average notional value — sell protection	$4,075,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$49,017	$71,939
Swaps — centrally cleared	—	3,402
Swaps — OTC(a)	21,417	22,157

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$70,434	$97,498

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(49,017)	(75,341)

Total derivative assets and liabilities subject to an MNA	$21,417	$22,157

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series C Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
BNP Paribas S.A.	$3,490	$(3,490)	$—	$—	$—
Morgan Stanley & Co. International PLC	17,927	(11,052)	—	—	6,875

	$21,417	$(14,542)	$—	$—	$6,875

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)
BNP Paribas S.A.	$11,105	$(3,490)	$—	$—	$7,615
Morgan Stanley & Co. International PLC	11,052	(11,052)	—	—	—

	$22,157	$(14,542)	$—	$—	$7,615

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investment above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$415,200,236	$—	$415,200,236
Foreign Agency Obligations	—	1,187,940	—	1,187,940
Foreign Government Obligations	—	13,495,030	—	13,495,030
Municipal Bonds	—	12,805,236	—	12,805,236
Preferred Securities	—	11,390,486	—	11,390,486
U.S. Treasury Obligations	—	20,616,468	—	20,616,468
Short-Term Securities
Money Market Funds	4,196,186	—	—	4,196,186

	$4,196,186	$474,695,396	$—	$478,891,582

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$31,840	$—	$31,840
Interest Rate Contracts	17,121	—	—	17,121
Liabilities
Credit Contracts	—	(11,105)	—	(11,105)
Interest Rate Contracts	(16,368)	—	—	(16,368)

	$753	$20,735	$—	$21,488

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

48	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds

Alabama — 1.4%
Alabama Special Care Facilities Financing Authority- Birmingham, RB, 5.50%, 06/01/30	USD	500	$509,390
County of Jefferson Sewer Revenue, Refunding RB, Series D, 6.50%, 10/01/53		1,000	1,154,830
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35		1,000	1,206,270
Tuscaloosa County IDA, Refunding RB, Series A, 5.25%, 05/01/44(a)		1,745	1,910,269

			4,780,759

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 4.63%, 06/01/23		45	45,075

Arizona — 2.6%
Arizona IDA
RB, 5.00%, 07/01/45(a)		265	270,032
RB, 5.00%, 12/15/49(a)		105	109,651
RB, 7.10%, 01/01/55(a)		1,150	1,107,117
RB, 5.00%, 07/01/55(a)		285	288,725
RB, Series B, 5.13%, 07/01/47(a)		195	205,101
Refunding RB, 5.50%, 07/01/52(a)		610	652,456
Refunding RB, Series A, 5.00%, 07/01/26(a)		300	324,027
Refunding RB, Series A, 5.13%, 07/01/37(a)		605	650,333
Refunding RB, Series G, 5.00%, 07/01/47(a)		185	194,429
City of Phoenix Civic Improvement Corp., RB, AMT,
Series B, 4.00%, 07/01/39		800	892,792
City of Phoenix IDA
RB, 5.00%, 07/01/46(a)		570	590,189
RB, 5.00%, 07/01/59		880	911,583
RB, Series A, 5.00%, 07/01/49(a)		270	271,906
Refunding RB, 5.00%, 07/01/35(a)		300	315,828
Refunding RB, 5.00%, 07/01/45(a)		100	103,072
Refunding RB, Series A, 5.00%, 07/01/35(a)		45	47,852
County of Pima IDA
RB, 5.13%, 07/01/39		145	145,254
RB, 5.25%, 07/01/49		180	175,646
La Paz County IDA, RB, 5.88%, 06/15/48(a)		285	291,336
Maricopa County IDA, Refunding RB, Series A, 4.13%, 09/01/38		230	268,730
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	675,830

			8,491,889

Arkansas — 2.1%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(a)		3,045	3,066,498
RB, AMT, 4.75%, 09/01/49(a)		3,150	3,149,622
Pulaski County Public Facilities Board
RB, 5.00%, 12/01/39		230	260,933
RB, 5.00%, 12/01/42		250	281,922

			6,758,975

California — 3.2%
California County Tobacco Securitization Agency
Refunding RB, 5.00%, 06/01/26		225	225,536
Refunding RB, 5.25%, 06/01/45		330	330,845
Refunding RB, Series A, 5.00%, 06/01/36		300	300,003
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/45		670	710,984
California Municipal Finance Authority
RB, 5.63%, 07/01/44(a)		150	156,899
Refunding RB, Series A, 5.00%, 02/01/46		650	727,382
Refunding RB, Series B, 5.00%, 01/01/37		630	715,976

Security		Par (000)	Value

California (continued)
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(a)	USD	250	$272,410
Refunding RB, 5.00%, 07/01/51(a)		300	329,907
California Statewide Communities Development Authority
Refunding RB, Series A, 5.25%, 11/01/44(a)		250	256,803
Refunding RB, (AGM), 5.00%, 11/15/49		500	562,145
California Statewide Financing Authority
RB, 5.63%, 05/01/29		45	45,181
RB, 6.00%, 05/01/43		315	315,268
RB, 6.00%, 05/01/43		85	85,072
City of Irvine, Special Tax Bonds, 5.00%, 09/01/44		250	284,700
City of Roseville, Special Tax Bonds, 5.00%, 09/01/44		500	513,945
Golden State Tobacco Securitization Corp.
Refunding RB, Series A-1, 3.50%, 06/01/36		1,160	1,179,650
Refunding RB, Series A-1, 5.00%, 06/01/47		115	118,439
Refunding RB, Series A-2, 5.00%, 06/01/47		1,865	1,922,255
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(a)(b)		1,045	410,779
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45		500	594,595
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(a)(b)		580	345,494

			10,404,268

Colorado — 3.9%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	989,360
Arista Metropolitan District, GO, Refunding, 5.00%, 12/01/38		500	521,110
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50		500	503,190
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	500,770
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48		1,050	1,035,625
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(a)		155	155,606
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 12/15/45		500	540,380
Colorado Health Facilities Authority
RB, 5.25%, 01/01/45		620	690,122
Refunding RB, 5.00%, 07/01/38		215	236,629
Refunding RB, Series A, 5.00%, 02/01/41		210	213,352
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45		500	515,760
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	1,006,924
DIATC Metropolitan District, GO, 3.25%, 12/01/29(a)		590	553,172
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39		600	623,154
GO, Series A, 5.00%, 08/01/49		540	556,232
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	507,560
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49		675	588,472
Serenity Ridge Metropolitan District No. 2, GO, Refunding, Series A, 5.13%, 12/01/37		550	571,846
Southlands Metropolitan District No. 1
GO, Refunding, Series A-1, 5.00%, 12/01/37		250	265,030
GO, Refunding, Series A-1, 5.00%, 12/01/47		180	188,392
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49		645	648,083

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colorado (continued)
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	USD	1,000	$918,870
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	504,600

			12,834,239

Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority
RB, Series A, 5.00%, 01/01/45(a)		190	200,632
RB, Series A, 5.00%, 01/01/55(a)		255	265,858
RB, Series A-1, 5.00%, 10/01/54(a)		145	141,813
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)		775	735,638
Mohegan Tribe of Indians of Connecticut
RB, Series A, 6.75%, 02/01/45(a)		98	101,111
Refunding RB, Series C-1, 6.25%, 02/01/30(a)		330	354,110

			1,799,162

District of Columbia — 1.9%
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(b)		8,970	1,814,541
RB, 0.00%, 06/15/46(b)		10,325	1,241,168
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, 4.00%, 10/01/49		3,030	3,323,789

			6,379,498

Florida — 6.3%
Babcock Ranch Community Independent Special District, Special Assessment RB, 4.25%, 11/01/21		215	216,864
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39		500	548,500
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		480	530,890
Capital Trust Agency, Inc.
RB, 5.00%, 06/15/49(a)		100	106,304
RB, 5.75%, 06/01/54(a)		420	426,052
Celebration Pointe Community Development District
Special Assessment RB, 4.00%, 05/01/22(a)		55	55,905
Special Assessment RB, 5.13%, 05/01/45		235	244,008
Charlotte County IDA
RB, 5.00%, 10/01/34(a)		105	111,200
RB, 5.00%, 10/01/49(a)		510	516,625
Collier County Health Facilities Authority, Refunding RB,
Series A, 5.00%, 05/01/45		1,000	1,117,430
County of Broward Airport System Revenue, RB, AMT,
Series A, 4.00%, 10/01/49		610	672,263
County of Broward Port Facilities Revenue, RB, AMT,
Series B, 4.00%, 09/01/49		2,500	2,667,100
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(b)		935	365,856
Refunding RB, Series A-2, 0.00%, 10/01/47(b)		900	338,688
Refunding RB, Series A-2, 0.00%, 10/01/48(b)		635	229,559
Refunding RB, Series A-2, 0.00%, 10/01/49(b)		525	182,648
County of Palm Beach, RB, 5.00%, 04/01/51(a)		110	109,766
Florida Development Finance Corp.
RB, Series A, 6.13%, 06/15/44		45	48,798
RB, AMT, 5.00%, 08/01/29(a)(c)		470	476,265
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	207,371
Special Assessment RB, 4.50%, 05/01/52		235	234,130

Security		Par (000)	Value

Florida (continued)
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	USD	250	$241,173
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	390,975
Hillsborough County Aviation Authority, Refunding RB, AMT, Series A, 5.00%, 10/01/44		350	389,032
Lakewood Ranch Stewardship District
Special Assessment RB, 3.00%, 05/01/24		155	156,248
Special Assessment RB, 3.13%, 05/01/25		315	318,767
Special Assessment RB, 3.25%, 05/01/29		225	228,575
Special Assessment RB, 4.75%, 05/01/29		180	199,076
Special Assessment RB, 4.95%, 05/01/29(a)		135	150,926
Special Assessment RB, 4.88%, 05/01/35		150	158,822
Special Assessment RB, 4.40%, 05/01/39		525	553,198
Special Assessment RB, 5.30%, 05/01/39		205	229,487
Special Assessment RB, 5.50%, 05/01/39(a)		135	153,098
Special Assessment RB, 5.13%, 05/01/46		100	105,284
Special Assessment RB, 5.45%, 05/01/48		365	406,690
Special Assessment RB, 5.65%, 05/01/48(a)		210	237,027
Special Assessment RB, 4.00%, 05/01/49(a)		200	201,600
Special Assessment RB, 3.90%, 05/01/50(d)		240	236,390
Orange County Health Facilities Authority RB, 5.00%, 08/01/35		250	282,280
Refunding RB, 5.00%, 08/01/41		695	768,441
Osceola Chain Lakes Community Development District,
Special Assessment RB, 3.25%, 05/01/25		300	304,257
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		275	278,594
Special Assessment Refunding RB, 3.38%, 05/01/30		335	343,509
Pinellas County IDA, RB, 5.00%, 07/01/39		250	272,855
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	101,880
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	419,636
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		100	101,108
Special Assessment RB, 3.50%, 11/01/30		200	203,654
Seminole County IDA
Refunding RB, 5.50%, 11/15/49		740	652,258
Refunding RB, 5.75%, 11/15/54		595	533,412
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		375	374,303
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	180,410
Trout Creek Community Development District
Special Assessment RB, 4.50%, 05/01/23		165	169,287
Special Assessment RB, 5.00%, 05/01/28		240	262,889
Special Assessment RB, 5.63%, 05/01/45		250	267,217
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	106,376
Special Assessment RB, 4.75%, 05/01/39		190	203,532
Special Assessment RB, 5.00%, 05/01/50		290	311,011
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(a)		805	844,976

			20,744,475

Georgia — 0.8%
Gainesville & Hall County Hospital Authority, Refunding RB, (County GTD), 5.50%, 08/15/54		250	290,530

50	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Georgia (continued)
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	USD	950	$1,343,766
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49		845	947,667

			2,581,963

Idaho — 0.2%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43		540	613,348

Illinois — 6.6%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/41		200	203,114
GO, Series A, 5.00%, 12/01/42		570	584,814
GO, Series D, 5.00%, 12/01/46		190	206,019
GO, Series D, 5.00%, 12/01/46		485	502,310
GO, Series H, 5.00%, 12/01/46		625	671,962
GO, Refunding, Series A, 0.00%, 12/01/25(b)		135	116,220
GO, Refunding, Series A, 5.00%, 12/01/28		125	141,291
GO, Refunding, Series A, 5.00%, 12/01/29		155	175,314
GO, Refunding, Series A, 5.00%, 12/01/30		505	568,064
GO, Refunding, Series B, 4.00%, 12/01/35		230	231,419
GO, Refunding, Series C, 5.00%, 12/01/25		225	249,399
GO, Refunding, Series C, 5.00%, 12/01/34		625	676,950
GO, Refunding, Series D, 5.00%, 12/01/25		290	321,448
GO, Refunding, Series F, 5.00%, 12/01/22		215	225,907
Chicago O’Hare International Airport
Refunding RB, Series D, 5.00%, 01/01/39		260	281,356
Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,107,400
City of Chicago
GO, Refunding, Series A, 5.25%, 01/01/32		530	546,472
GO, Refunding, Series A, 6.00%, 01/01/38		510	556,038
GO, Refunding, Series B, 5.43%, 01/01/42		2,180	2,080,505
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39		500	552,335
Cook County Community College District No. 508, GO, 5.25%, 12/01/30		920	981,272
Illinois Finance Authority
Refunding RB, 6.13%, 02/01/45		150	155,432
Refunding RB, 5.00%, 02/15/47		900	877,590
Refunding RB, Series C, 5.00%, 02/15/41		650	769,210
Metropolitan Pier & Exposition Authority
RB, 0.00%, 12/15/52(b)		1,100	273,119
RB, 5.50%, 06/15/53		390	424,917
RB, 5.00%, 06/15/57		660	715,552
Refunding RB, 0.00%, 12/15/54(b)		6,540	1,469,669
Refunding RB, (State Appropriation), Series B, 5.00%, 06/15/52		80	81,805
State of Illinois
GO, 5.00%, 01/01/28		1,005	1,094,515
GO, 5.00%, 04/01/31		1,000	1,048,800
GO, 5.50%, 07/01/33		365	381,761
GO, 5.00%, 03/01/37		300	303,657
GO, 5.00%, 02/01/39		1,000	1,026,140
GO, 5.00%, 05/01/39		275	282,659
GO, Series A, 5.00%, 01/01/33		310	317,483
GO, Series A, 5.00%, 12/01/35		825	873,271
GO, Series D, 5.00%, 11/01/28		295	320,739
GO, Refunding, Series B, 5.00%, 10/01/27		105	116,113

			21,512,041

Indiana — 1.0%
City of Anderson, RB, 5.38%, 01/01/40		340	339,725
City of Vincennes, Refunding RB, 6.25%, 01/01/29(a)		400	401,896

Security		Par (000)	Value

Indiana (continued)
County of Allen
RB, 6.63%, 01/15/34(a)	USD	100	$94,646
RB, 6.75%, 01/15/43(a)		395	372,746
RB, 6.88%, 01/15/52(a)		380	365,514
Indiana Finance Authority
RB, AMT, 5.25%, 01/01/51		1,000	1,065,490
Refunding RB, 4.75%, 03/01/32		270	277,212
Town of Chesterton, RB, 6.38%, 01/15/51(a)		265	242,077

			3,159,306

Iowa — 1.7%
Iowa Finance Authority
RB, Series A, 5.00%, 05/15/48		940	986,182
Refunding RB, 3.13%, 12/01/22		660	657,618
Refunding RB, 5.25%, 12/01/25		310	325,534
Refunding RB, 5.25%, 12/01/50(c)		400	419,836
Refunding RB, Series E, 4.00%, 08/15/46		570	614,015
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,982,700
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.50%, 06/01/42		485	485,592

			5,471,477

Louisiana — 0.6%
Juban Crossing Economic Development District, Refunding RB, 7.00%, 09/15/44(a)		475	425,590
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(a)		400	401,348
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(a)		950	1,119,936

			1,946,874

Maryland — 2.1%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	250,148
City of Baltimore
Refunding RB, 4.00%, 09/01/27		100	101,781
Refunding TA, 3.20%, 06/01/30(a)		200	189,610
Refunding TA, 3.25%, 06/01/31(a)		225	211,941
Refunding TA, 3.30%, 06/01/32(a)		250	234,065
Refunding TA, 3.35%, 06/01/33(a)		270	251,259
Refunding TA, 3.40%, 06/01/34(a)		285	263,688
Refunding TA, 3.45%, 06/01/35(a)		300	276,099
County of Frederick, Refunding TA, 4.63%, 07/01/43(a)		1,200	1,191,876
Maryland Community Development Administration, Refunding RB, Series A, 4.10%, 09/01/38		390	422,007
Maryland EDC
RB, AMT, 5.00%, 03/31/51		620	597,308
Refunding RB, 5.00%, 07/01/39		100	104,559
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(a)		1,940	2,164,652
Refunding RB, 5.00%, 07/01/40		500	555,670

			6,814,663

Massachusetts — 2.0%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/43		500	564,955
RB, 5.00%, 01/01/48		1,000	1,122,460
RB, 5.00%, 10/01/54		710	677,290
RB, Series A, 5.00%, 01/01/47		500	554,100
RB, Series N, 5.00%, 07/01/44		500	559,210
Refunding RB, Series A, 5.00%, 10/01/35		750	838,493
Refunding RB, Series A, 4.00%, 07/01/44		1,250	1,337,988

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency Refunding RB, (AGM), Series C, 4.00%, 10/01/45	USD	180	$203,695
Massachusetts HFA, Refunding RB, AMT, Series A, 4.45%, 12/01/42		620	655,538

			6,513,729

Michigan — 0.9%
Advanced Technology Academy, Refunding RB, 3.88%, 11/01/29		250	255,703
City of Detroit
GO, 5.00%, 04/01/34		90	94,071
GO, 5.00%, 04/01/35		90	93,781
GO, 5.00%, 04/01/36		65	67,507
GO, 5.00%, 04/01/37		100	103,524
GO, 5.00%, 04/01/38		45	46,446
Michigan Finance Authority, RB, AMT, 5.00%, 07/01/44		250	270,482
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 06/01/42		500	501,240
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	559,005
RB, Series D, 5.00%, 12/01/40		500	575,885
RB, AMT, 5.00%, 12/01/39		250	280,015

			2,847,659

Minnesota — 1.4%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	662,590
City of Minneapolis
RB, 5.00%, 07/01/40		435	451,073
RB, Series A, 5.75%, 07/01/55		850	893,070
Duluth EDA
Refunding RB, 4.25%, 02/15/48		1,265	1,387,414
Refunding RB, 5.25%, 02/15/58		425	496,187
Housing & Redevelopment Authority of the City of St. Paul Minnesota
RB, Series A, 5.50%, 07/01/38(a)		240	258,331
Refunding RB, 5.50%, 09/01/36		310	351,137

			4,499,802

Missouri — 0.8%
City of St. Louis Missouri IDA
Refunding RB, 4.38%, 11/15/35		215	184,866
Refunding RB, 4.75%, 11/15/47		240	203,554
Kansas City IDA, Refunding RB, 5.75%, 11/15/36(a)(e)(f)		220	76,819
Kansas City Land Clearance Redevelopment Authority
TA, 4.38%, 02/01/31(a)		755	770,296
TA, 5.00%, 02/01/40(a)		260	267,990
Plaza at Noah’s Ark Community Improvement District,
Refunding TA, 5.00%, 05/01/35		400	341,692
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	733,301

			2,578,518

Nebraska — 0.2%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	566,495

Nevada — 1.7%
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49		190	198,255
City of Reno, Refunding RB, (AGM), Series A-1, 4.00%, 06/01/46		5,000	5,574,600

			5,772,855

New Hampshire — 0.2%
New Hampshire Business Finance Authority
Refunding RB, 4.63%, 11/01/42(a)		320	327,671

Security		Par (000)	Value

New Hampshire (continued)
New Hampshire Business Finance Authority
Refunding RB, Series A, 3.63%, 07/01/43(a)(c)	USD	290	$286,143
Refunding RB, AMT, 4.88%, 11/01/42(a)		130	133,957

			747,771

New Jersey — 7.3%
Casino Reinvestment Development Authority, Inc.
Refunding RB, 5.25%, 11/01/39		250	256,610
Refunding RB, 5.25%, 11/01/44		560	571,166
New Jersey EDA
RB, 5.00%, 07/01/32		200	199,272
RB, 5.25%, 11/01/54(a)		945	920,080
RB, Series EEE, 5.00%, 06/15/43		2,935	3,333,104
RB, Series WW, 5.25%, 06/15/40		55	67,745
RB, Series WW, 5.25%, 06/15/40		945	1,042,259
RB, AMT, 6.50%, 04/01/31		95	100,913
RB, AMT, 5.38%, 01/01/43		500	546,260
Refunding RB, Series A, 6.00%, 08/01/49(a)		250	261,262
Refunding RB, (AGM), 5.00%, 06/01/37		200	233,120
New Jersey Health Care Facilities Financing Authority
RB, 4.00%, 07/01/47		540	587,396
Refunding RB, 4.25%, 07/01/44		395	424,202
Refunding RB, 5.00%, 07/01/44		220	246,642
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	821,296
New Jersey Transportation Trust Fund Authority
RB, 5.25%, 06/15/43		1,615	1,876,646
RB, Series A, 5.00%, 06/15/38		325	340,720
RB, Series A, 5.25%, 06/15/41		205	225,104
RB, Series A, 5.00%, 06/15/44		30	31,685
RB, Series A, 5.00%, 06/15/44		30	31,943
RB, Series A, 5.00%, 06/15/46		450	485,586
RB, Series B, 4.00%, 06/15/50		4,000	4,186,560
New Jersey Turnpike Authority
RB, Series A, 5.00%, 01/01/43		370	392,581
RB, Series A, 4.00%, 01/01/48		2,000	2,206,520
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	453,218
Refunding RB, Series A, 5.25%, 06/01/46		1,100	1,298,484
Refunding RB, Sub-Series B, 5.00%, 06/01/46		2,500	2,819,725

			23,960,099

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42		325	340,941

New York — 7.5%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)		285	307,298
Chautauqua Tobacco Asset Securitization Corp.,
Refunding RB, 5.00%, 06/01/48		1,000	1,002,190
County of Cattaraugus, RB, 5.00%, 05/01/44		195	204,818
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45		495	495,005
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	526,140
Metropolitan Transportation Authority
RB, Series B, 3.00%, 11/15/25		165	159,850
RB, Series C-1, 4.75%, 11/15/45		1,285	1,339,407
RB, Series C-1, 5.25%, 11/15/55		1,950	2,105,084
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	1,050,270

52	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
New York City Industrial Development Agency,
Refunding RB, (AGM), 3.00%, 03/01/49(d)	USD	895	$901,256
New York Counties Tobacco Trust IV
Refunding RB, 6.25%, 06/01/41(a)		550	550,605
Refunding RB, Series A, 5.00%, 06/01/42		915	918,523
Refunding RB, Series A, 5.00%, 06/01/45		225	224,991
New York Counties Tobacco Trust VI
Refunding RB, 5.00%, 06/01/45		835	846,323
Refunding RB, 5.00%, 06/01/51		420	425,485
New York Liberty Development Corp.
Refunding RB, 5.38%, 11/15/40(a)		150	156,963
Refunding RB, 5.00%, 11/15/44(a)		3,000	3,077,490
New York State Dormitory Authority, Refunding RB, 5.00%, 12/01/35(a)		215	247,966
New York State Thruway Authority, Refunding RB,
Series B, 4.00%, 01/01/45		1,190	1,341,737
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	549,750
RB, AMT, 5.00%, 10/01/35		240	256,824
RB, AMT, 5.00%, 10/01/40		680	722,520
RB, AMT, 5.00%, 07/01/41		1,470	1,583,263
RB, AMT, 4.38%, 10/01/45		65	65,058
Refunding RB, AMT, 5.38%, 08/01/36		865	898,069
Port Authority of New York & New Jersey, RB, AMT,
Series 221, 4.00%, 07/15/50		995	1,101,057
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44		385	396,165
Westchester County Healthcare Corp., RB, Series A, 5.00%, 11/01/44		329	358,137
Westchester County Local Development Corp.,
Refunding RB, 5.00%, 01/01/34		1,080	1,112,303
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		940	994,943
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	543,780

			24,463,270

North Carolina — 0.1%
North Carolina Medical Care Commission, Refunding RB, 5.25%, 01/01/41		250	255,648
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(a)		250	267,815

			523,463

North Dakota — 0.3%
County of Cass, Refunding RB, 5.25%, 02/15/58		855	1,000,854

Ohio — 3.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55		5,795	6,142,410
Butler County Port Authority, RB, 6.38%, 01/15/43(a)		435	408,408
County of Franklin
RB, 6.13%, 07/01/40		30	33,097
RB, 6.13%, 07/01/40		555	592,679
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	195,035
Refunding RB, 4.00%, 08/15/50		915	1,044,719
Hickory Chase Community Authority, Refunding RB,
5.00%, 12/01/40(a)		455	458,745
Ohio Air Quality Development Authority, RB, AMT,
5.00%, 07/01/49(a)		880	891,590
Port of Greater Cincinnati Development Authority, RB,
(Housing and Urban Development Section 8), 5.00%, 12/01/40		335	214,095

Security		Par (000)	Value

Ohio (continued)
Southern Ohio Port Authority, RB, AMT, Series A, 7.00%, 12/01/42(a)(d)	USD	1,380	$1,377,323
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	405,335

			11,763,436

Oklahoma — 1.4%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37		1,250	1,416,013
Oklahoma Development Finance Authority
RB, Series B, 5.00%, 08/15/38		975	1,132,540
RB, Series B, 5.25%, 08/15/43		875	1,022,245
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	1,016,106

			4,586,904

Oregon — 0.3%
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(b)		275	145,910
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49		150	152,502
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(a)		305	287,700
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	308,961

			895,073

Pennsylvania — 3.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(a)		295	306,827
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42		130	136,815
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/49		1,255	1,349,564
Montgomery County IDA
Refunding RB, 5.25%, 01/15/45		500	527,370
Refunding RB, 5.38%, 01/01/50		170	169,164
Pennsylvania Economic Development Financing Authority RB, AMT, Series P-3, 5.00%, 06/30/42		1,625	1,807,731
Refunding RB, AMT, 5.50%, 11/01/44		500	510,655
Pennsylvania Higher Education Assistance Agency, RB, AMT, Series B, 3.00%, 06/01/47		1,010	954,268
Pennsylvania Higher Educational Facilities Authority RB, 4.00%, 08/15/44		1,045	1,193,463
Refunding RB, 5.00%, 07/15/38		250	258,292
Pennsylvania Turnpike Commission
RB, Series B, 5.25%, 12/01/44		1,000	1,133,020
RB, Sub-Series A, 5.50%, 12/01/42		660	788,687
Philadelphia Authority for Industrial Development, Refunding RB, Series 2015, 5.00%, 04/01/45		500	569,910

			9,705,766

Puerto Rico — 10.6%
Children’s Trust Fund
RB, Series A, 0.00%, 05/15/57(b)		15,375	992,302
RB, Series B, 0.00%, 05/15/57(b)		50,960	2,013,939
Refunding RB, 5.50%, 05/15/39		160	160,106
Commonwealth of Puerto Rico
GO, Series A, 5.25%, 07/01/22(e)(f)		75	53,941
GO, Series A, 5.13%, 07/01/31(e)(f)		207	148,877
GO, Series A, 6.00%, 07/01/38(e)(f)		160	116,385
GO, Series A, 5.75%, 07/01/41(e)(f)		90	61,583
GO, Series B, 5.25%, 07/01/17(e)(f)		30	20,454
GO, Refunding, Series A, 5.50%, 07/01/18(e)(f)		285	194,315

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico
GO, Refunding, Series A, 5.50%, 07/01/32(e)(f)	USD	90	$64,729
GO, Refunding, Series A, 8.00%, 07/01/35(e)(f)		3,100	1,955,123
GO, Refunding, Series A, 5.50%, 07/01/39(e)(f)		865	569,278
GO, Refunding, Series A, 6.50%, 07/01/40(e)(f)		625	454,627
GO, Refunding, Series A, 5.00%, 07/01/41(e)(f)		4,485	2,845,752
GO, Refunding, Series B, 6.00%, 07/01/39(e)(f)		135	98,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority
RB, Series A, 5.13%, 07/01/37		55	56,089
RB, Series A, 5.75%, 07/01/37		885	911,488
Puerto Rico Electric Power Authority
RB, Series 2013 A-RSA-1, 7.00%, 07/01/33(e)(f)		1,795	1,319,045
RB, Series 2013 A-RSA-1, 6.75%, 07/01/36(e)(f)		635	466,626
RB, Series 2013 A-RSA-1, 7.00%, 07/01/43(e)(f)		175	128,598
RB, Series A-3, 10.00%, 07/01/19(e)(f)		177	130,993
RB, Series A-RSA-1, 5.00%, 07/01/29(e)(f)		385	273,038
RB, Series A-RSA-1, 5.00%, 07/01/42(e)(f)		470	333,319
RB, Series B-3, 10.00%, 07/01/19(e)(f)		177	130,993
RB, Series C-1, 5.40%, 01/01/18(e)(f)		486	344,912
RB, Series C-2, 5.40%, 07/01/18(e)(f)		486	344,968
RB, Series C-3, 5.40%, 01/01/20(e)(f)		49	34,871
RB, Series C-4, 5.40%, 07/01/20(e)(f)		49	34,871
RB, Series CCC, 5.00%, 07/01/27(e)(f)		545	354,250
RB, Series CCC-RSA-1, 5.25%, 07/01/26(e)(f)		125	88,649
RB, Series CCC-RSA-1, 5.25%, 07/01/28(e)(f)		70	49,643
RB, Series D-2-RSA-1, 7.50%, 01/01/20(e)(f)		840	617,524
RB, Series TT, 5.00%, 07/01/32(e)(f)		395	256,750
RB, Series TT-RSA-1, 5.00%, 07/01/23(e)(f)		855	606,357
RB, Series TT-RSA-1, 5.00%, 07/01/25(e)(f)		45	31,914
RB, Series TT-RSA-1, 5.00%, 07/01/26(e)(f)		190	134,746
RB, Series TT-RSA-1, 5.00%, 07/01/32(e)(f)		80	56,735
RB, Series WW, 5.00%, 07/01/28(e)(f)		165	107,250
RB, Series WW, 5.50%, 07/01/38(e)(f)		130	84,500
RB, Series WW-RSA-1, 5.50%, 07/01/17(e)(f)		110	78,011
RB, Series WW-RSA-1, 5.50%, 07/01/18(e)(f)		95	67,373
RB, Series WW-RSA-1, 5.50%, 07/01/19(e)(f)		70	49,643
RB, Series WW-RSA-1, 5.38%, 07/01/22(e)(f)		110	78,011
RB, Series WW-RSA-1, 5.38%, 07/01/24(e)(f)		65	46,097
RB, Series WW-RSA-1, 5.25%, 07/01/33(e)(f)		75	53,189
RB, Series WW-RSA-1, 5.50%, 07/01/38(e)(f)		90	63,827
RB, Series XX-RSA-1, 5.25%, 07/01/27(e)(f)		50	35,459
RB, Series XX-RSA-1, 5.25%, 07/01/35(e)(f)		30	21,276
RB, Series XX-RSA-1, 5.75%, 07/01/36(e)(f)		45	31,914
RB, Series XX-RSA-1, 5.25%, 07/01/40(e)(f)		2,320	1,645,319
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/22(e)(f)		160	113,470
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/28(e)(f)		265	187,935
Refunding RB, Series AAA-RSA-1, 5.25%, 07/01/29(e)(f)		40	28,368
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/17(c)(e)(f)		30	19,500
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/18(c)(e)(f)		30	19,500
Refunding RB, Series UU-RSA-1, 0.00%, 07/01/20(c)(e)(f)		250	161,875
Refunding RB, Series UU-RSA-1, 0.90%, 07/01/31(c)(e)(f)		300	194,250
Refunding RB, Series ZZ, 5.25%, 07/01/23(e)(f)		930	604,500
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/17(e)(f)		70	49,643

Security		Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/19(e)(f)	USD	235	$166,659
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/24(e)(f)		150	106,378
Refunding RB, Series ZZ-RSA-1, 5.25%, 07/01/26(e)(f)		20	14,184
Refunding RB, Series ZZ-RSA-1, 5.00%, 07/01/28(e)(f)		75	53,189
Puerto Rico Public Buildings Authority
Refunding RB, 10.00%, 07/01/34(e)(f)		85	71,400
Refunding RB, (Commonwealth GTD), Series F, 5.25%, 07/01/24(e)(f)		100	79,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/29(b)		77	60,375
RB, Series A-1, 0.00%, 07/01/31(b)		91	66,413
RB, Series A-1, 0.00%, 07/01/33(b)		132	88,086
RB, Series A-1, 0.00%, 07/01/46(b)		8,649	2,441,786
RB, Series A-1, 0.00%, 07/01/51(b)		5,988	1,221,492
RB, Series A-1, 4.75%, 07/01/53		2,854	2,970,101
RB, Series A-1, 5.00%, 07/01/58		2,171	2,293,813
RB, Series A-2, 4.33%, 07/01/40		2,225	2,271,747
RB, Series A-2, 4.33%, 07/01/40		34	34,714
RB, Series A-2, 4.54%, 07/01/53		317	325,632
RB, Series A-2, 4.78%, 07/01/58		1,978	2,060,225
RB, Series B-1, 0.00%, 07/01/46(b)		477	134,385

			34,657,229

Rhode Island — 1.1%
Rhode Island Student Loan Authority, RB, AMT,
Series A, 3.63%, 12/01/37		595	603,348
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		400	447,592
Refunding RB, Series A, 5.00%, 06/01/40		600	663,354
Refunding RB, Series B, 4.50%, 06/01/45		750	783,773
Refunding RB, Series B, 5.00%, 06/01/50		1,040	1,112,030

			3,610,097

South Carolina — 2.5%
South Carolina Jobs EDA
RB, Series A, 5.00%, 11/15/54		210	210,645
Refunding RB, 4.00%, 11/15/27		160	158,784
Refunding RB, 5.00%, 02/01/36		1,045	1,220,037
Refunding RB, 5.00%, 02/01/38		1,000	1,161,040
Refunding RB, 5.00%, 05/01/43		730	847,917
South Carolina Public Service Authority
RB, Series A, 5.50%, 12/01/54		1,240	1,402,167
Refunding RB, Series A, 5.00%, 12/01/50		190	213,779
Refunding RB, Series B, 5.13%, 12/01/43		390	433,430
Refunding RB, Series B, 4.00%, 12/01/56		200	216,436
Refunding RB, Series C, 5.00%, 12/01/46		140	157,556
Refunding RB, Series E, 5.25%, 12/01/55		1,930	2,229,092

			8,250,883

Tennessee — 1.8%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44		250	270,860
Franklin Health & Educational Facilities Board,
Refunding RB, 7.50%, 06/01/47(a)(e)(f)		1,205	779,570
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36		690	796,494
Memphis-Shelby County IDB
Refunding TA, 5.50%, 07/01/37		360	349,351

54	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Tennessee (continued)
Memphis-Shelby County IDB
Refunding TA, 5.63%, 01/01/46	USD	470	$440,752
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 5.00%, 10/01/48		1,800	1,896,354
Refunding RB, 4.00%, 10/01/49		220	208,791
Refunding RB, 5.25%, 10/01/58		1,095	1,178,395

			5,920,567

Texas — 4.1%
Arlington Higher Education Finance Corp.
RB, 5.63%, 08/15/54(a)		1,305	1,312,739
RB, Series A, 4.63%, 08/15/46		170	170,981
Brazoria County IDC, RB, AMT, 7.00%, 03/01/39		390	393,518
Central Texas Regional Mobility Authority, RB, Series A, 5.00%, 01/01/45		500	563,885
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37		200	226,430
Refunding RB, Series C, 5.00%, 08/15/42		250	278,787
City of Houston Airport System Revenue
RB, AMT, Series B-1, 5.00%, 07/15/35		100	101,018
Refunding RB, AMT, 4.75%, 07/01/24		500	508,530
Refunding RB, AMT, 5.00%, 07/15/27		140	144,358
Refunding RB, AMT, 5.00%, 07/01/29		500	508,730
Refunding RB, AMT, Series C, 5.00%, 07/15/27		910	929,438
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	560,150
County of Hays, Special Assessment RB, 7.00%, 09/15/45		250	269,670
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		465	483,884
Mission EDC, Refunding RB, AMT, 4.63%, 10/01/31(a)		285	299,401
New Hope Cultural Education Facilities Finance Corp.
RB, 5.00%, 08/15/39(a)		125	130,027
RB, 5.00%, 08/15/49(a)		195	200,314
RB, Series A, 5.00%, 08/15/51(a)		250	264,532
Refunding RB, Series A, 4.00%, 08/15/26(a)		775	779,348
Newark Higher Education Finance Corp.
RB, 5.00%, 06/15/38		125	127,180
RB, Series A, 5.50%, 08/15/35(a)		300	336,099
North Texas Tollway Authority
Refunding RB, 4.25%, 01/01/49		1,675	1,895,263
Refunding RB, Series B, 5.00%, 01/01/40		250	270,952
Port Beaumont Navigation District
Refunding RB, AMT, 3.63%, 01/01/35(a)		405	391,161
Refunding RB, AMT, 4.00%, 01/01/50(a)		875	856,940
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49		250	256,782
Texas Transportation Commission
RB, 0.00%, 08/01/40(b)		1,000	455,540
RB, 0.00%, 08/01/42(b)		655	266,834
RB, 5.00%, 08/01/57		315	365,570

			13,348,061

Utah — 0.4%
Utah Charter School Finance Authority
RB, 6.00%, 04/15/45(a)		500	501,345
RB, (Utah Charter School Credit Enhancement), 5.13%, 07/15/49(a)		545	545,142
Refunding RB, 5.00%, 06/15/55(a)		230	235,262

			1,281,749

Vermont — 0.2%
East Central Vermont Telecommunications District, RB,
Series A, 4.75%, 12/01/40(a)		695	614,088

Security		Par (000)	Value

Virginia — 1.0%
Ballston Quarter Community Development Authority
TA, Series A, 5.00%, 03/01/26	USD	120	$121,007
TA, Series A, 5.13%, 03/01/31		230	227,399
Cherry Hill Community Development Authority, Special Assessment RB, 5.40%, 03/01/45(a)		250	259,637
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51		810	914,158
Fairfax County EDA, RB, Series A, 5.00%, 12/01/42		400	410,624
Lexington IDA, RB, Series A, 5.00%, 01/01/48		330	338,138
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(a)		240	242,880
Special Assessment RB, 5.00%, 03/01/45(a)		95	94,174
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	253,535
RB, 5.00%, 01/01/34		190	200,456
RB, 5.00%, 01/01/49		365	373,625

			3,435,633

Washington — 1.0%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42		250	245,448
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	208,304
Port of Seattle, RB, AMT, Series C, 5.00%, 04/01/40		250	278,452
Washington State Housing Finance Commission
Refunding RB, 5.00%, 01/01/43(a)		1,100	1,161,611
Refunding RB, 6.00%, 01/01/45(a)		210	218,585
Refunding RB, 5.00%, 01/01/48(a)		1,000	1,047,300

			3,159,700

West Virginia — 0.1%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	465,660

Wisconsin — 4.2%
Public Finance Authority
RB, 6.25%, 10/01/31(a)		195	203,707
RB, 0.00%, 01/01/35(a)(b)		1,310	524,524
RB, 4.50%, 01/01/35(a)		725	726,834
RB, 5.00%, 06/15/41(a)		210	211,361
RB, 5.00%, 11/15/41		375	441,274
RB, 5.00%, 01/01/42(a)(d)		360	367,222
RB, 5.38%, 06/01/44(a)		245	227,252
RB, 6.85%, 11/01/46(a)		275	289,152
RB, 7.00%, 11/01/46(a)		155	164,151
RB, 5.38%, 07/15/47(a)		335	349,425
RB, 7.00%, 10/01/47(a)		195	200,012
RB, 5.50%, 12/01/48(a)(e)(f)		8	7,559
RB, 5.63%, 06/15/49(a)		1,440	1,481,098
RB, 5.00%, 04/01/50(a)		100	105,185
RB, 5.50%, 06/01/54(a)		300	276,750
RB, 5.00%, 01/01/55(a)		1,570	1,551,317
RB, 5.00%, 06/15/55(a)		550	529,226
RB, 5.00%, 07/01/55		880	895,814
RB, 5.00%, 01/01/56(a)(d)		875	878,815
RB, 0.00%, 01/01/60(a)(b)		16,430	999,437
RB, Series A, 5.13%, 10/01/45		150	164,676
RB, Series A, 5.63%, 06/15/49(a)		885	849,511
Refunding RB, 5.00%, 10/01/34(a)		100	106,676
Refunding RB, 5.00%, 10/01/39(a)		165	172,976
Refunding RB, 3.00%, 01/01/50		340	328,406
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	783,457

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority
Refunding RB, 5.00%, 11/01/46	USD	270	$272,330
Refunding RB, 5.00%, 11/01/54		455	449,217
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	180,183

			13,737,547

Total Municipal Bonds — 92.7% (Cost: $291,007,625)			303,585,861

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Series A-2, 4.00%, 08/01/49(g)		2,280	2,494,229

Florida — 1.0%
Escambia County Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/45(g)		3,060	3,324,089

Illinois — 0.6%
Illinois Toll Highway Authority
RB, Series A, 5.00%, 01/01/40		660	764,647
RB, Series C, 5.00%, 01/01/38		1,000	1,147,640

			1,912,287

Massachusetts — 0.3%
Massachusetts HFA, Refunding RB, AMT, Series A, 4.50%, 12/01/47		982	1,060,406

New Jersey — 0.5%
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT, Sub-Series C, 4.25%, 12/01/50		1,540	1,575,580

New York — 4.1%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45		1,000	1,068,467
Refunding RB, Series A-1, 4.15%, 11/01/38		1,550	1,726,793
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36		3,330	3,911,152
Port Authority of New York & New Jersey
RB, AMT, Series 221, 4.00%, 07/15/60		5,015	5,514,647
Refunding RB, 194th Series, 5.25%, 10/15/55		1,000	1,156,757

			13,377,816

North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55		1,000	1,232,170
North Carolina HFA Home Ownership, RB, Series 39-B, 4.00%, 01/01/48		738	789,627

			2,021,797

Security		Par (000)	Value

Oregon — 1.7%
Salem Hospital Facility Authority, Refunding RB, Series A, 4.00%, 05/15/49	USD	5,000	$5,582,600

Washington — 0.5%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45		1,340	1,581,676

West Virginia — 0.4%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)		1,215	1,360,323

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.5% (Cost: $32,415,447)			34,290,803

Total Long-Term Investments — 103.2% (Cost: $323,423,072)			337,876,664

		Shares

Short-Term Securities(i)

Money Market Funds — 2.7%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.01%		8,767,048	8,766,172

Total Short-Term Securities — 2.7% (Cost: $8,766,116)			8,766,172

Total Investments — 105.9% (Cost: $332,189,188)			346,642,836

Liabilities in Excess of Other Assets — (0.2)%			(809,681)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.7)%			(18,450,648)

Net Assets — 100.0%			$327,382,507

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between 06/01/26 to 02/15/28, is $3,409,742. See Note 4 of the Notes to Financial Statements for details.

(h)

Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	Annualized 7-day yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

56	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series E Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$303,585,861	$—	$303,585,861
Municipal Bonds Transferred to Tender Option Bond Trusts	—	34,290,803	—	34,290,803
Short-Term Securities
Money Market Funds	8,766,172	—	—	8,766,172

	$8,766,172	$337,876,664	$—	$346,642,836

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $18,400,000 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) September 30, 2020	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	USD	203	$214,904
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)		865	880,819
Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.16%, 11/15/22		2,100	2,108,500

Total Asset-Backed Securities — 0.3% (Cost: $3,167,905)			3,204,223

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 10.6%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	1,048,885
BANK
Series 2020-BN25, Class B, 3.04%, 01/15/63(b)		240	256,493
Series 2020-BN26, Class B, 2.91%, 03/15/63(b)		3,106	3,274,542
BFLD TRUST Mortgage-Backed Securities, 1.35%, 10/15/22		2,778	2,778,000
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,920	4,218,738
BX Commercial Mortgage Trust, Series 2019-XL, Class D, (1 mo. LIBOR US + 1.45%), 1.60%, 10/15/36(a)(c)		3,987	3,962,256
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		4,207	4,453,233
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		1,489	1,444,694
CCRESG Commercial Mortgage Trust, Series 2016- HEAT, Class A, 3.36%, 04/10/29(a)		1,750	1,748,949
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,245,678
CGRBS Commercial Mortgage Trust, Series 2013- VN05, Class A, 3.37%, 03/13/35(a)		4,700	4,949,194
Citigroup Commercial Mortgage Trust, Series 2016- P6, Class B, 4.38%, 12/10/49(b)		895	936,078
CityLine Commercial Mortgage Trust, Series 2016- CLNE, Class A, 2.87%, 11/10/31(a)(b)		2,005	2,059,818
Commercial Mortgage Trust
Series 2013-CR6, Class A3FL, (1 mo. LIBOR US + 0.63%), 0.78%, 03/10/46(a)(c)		57	56,728
Series 2013-WWP, Class A2, 3.42%, 03/10/31(a)		1,950	2,059,438
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,025	2,204,677
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,215	1,326,655
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		3,730	3,984,741
Series 2017-COR2, Class AM, 3.80%, 09/10/50		404	454,347
Series 2017-PANW, Class A, 3.24%, 10/10/29(a)		3,960	4,182,394
Credit Suisse Mortgage Capital Trust
Series 2020-NET, Class A, 2.26%, 08/15/37(a)		1,207	1,244,702
Series 2020-NET, Class C, 3.53%, 08/15/37(a)		266	274,902
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/15/52		1,203	1,294,202
FRESB Mortgage Trust
Series 2019-SB60, Class A10F, 3.31%, 01/25/29(b)		2,986	3,206,512
Series 2019-SB61, Class A10F, 3.17%, 01/25/29(b)		2,259	2,442,089
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	1,056,404
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(b)		669	688,278
IMT Trust, Series 2017-APTS, Class BFX, 3.61%, 06/15/34(a)(b)		2,425	2,489,300
JPMBB Commercial Mortgage Securities Trust Series 2014-C23, Class ASB, 3.66%, 09/15/47		4,763	5,016,058

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class ASB, 3.32%, 03/15/49	USD	3,500	$3,733,420
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(b)		1,790	1,924,827
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		865	920,529
Series 2020-MKST, Class B, (1 mo. LIBOR US + 1.05%), 1.20%, 12/15/36(a)(c)		1,540	1,488,293
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A, (1 mo. LIBOR US + 1.04%), 1.19%, 03/15/37(a)(c)		609	609,221
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)		2,453	2,492,404
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46		1,170	1,266,604
Morgan Stanley Capital I Trust
Series 2014-CPT, Class A, 3.35%, 07/13/29(a)		4,700	4,763,587
Series 2014-CPT, Class E, 3.56%, 07/13/29(a)(b)		1,700	1,723,132
Series 2014-MP, Class A, 3.47%, 08/11/33(a)		14,700	14,943,348
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		3,730	3,988,014
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		739	854,380
Series 2018-SUN, Class A, (1 mo. LIBOR US + 1.15%), 1.30%, 07/15/35(a)(c)		1,910	1,848,264
Series 2020-HR8, Class AS, 2.30%, 07/15/53		303	313,392
Series 2020-HR8, Class B, 2.70%, 07/15/53		364	373,837
Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, 03/25/58		3,016	3,253,349
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		3,793	4,012,487
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		3,920	4,148,598
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,785,353
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class AFL, (1 mo. LIBOR US + 1.00%), 1.15%, 08/15/45(a)(c)		2,421	2,419,233
Series 2014-C21, Class A4, 3.41%, 08/15/47		2,804	3,010,059
Series 2014-LC14, Class A4, 3.77%, 03/15/47		5,590	5,987,876

			130,218,192

Interest Only Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.88%, 10/10/47(b)		50,366	1,151,690
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.73%, 06/15/52(b)		13,086	1,387,482
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		120,671	100,277
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.22%, 04/10/47(b)		640	15,276
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.64%, 10/15/52(b)		10,375	1,082,285
Wells Fargo Commercial Mortgage Trust, Series 2018- C44, Class XA, 0.91%, 05/15/51(b)		8,675	394,058

			4,131,068

Total Non-Agency Mortgage-Backed Securities — 10.9% (Cost: $131,454,664)			134,349,260

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.9%
Fannie Mae
Series 2010-134, Class KZ, 4.50%, 12/25/40		1,119	1,203,924
Series 2010-141, Class LZ, 4.50%, 12/25/40		1,123	1,258,918
Series 2011-131, Class LZ, 4.50%, 12/25/41		748	875,056
Series 2011-8, Class ZA, 4.00%, 02/25/41		1,614	1,770,392

58	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2013-81, Class YK, 4.00%, 08/25/43	USD	200	$239,442
Series 2017-76, Class PB, 3.00%, 10/25/57		900	1,019,691
Series 2018-21, Class CA, 3.50%, 04/25/45		4,107	4,258,689
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 7.06%, 05/25/48(c)		4,824	5,428,036
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		342	403,521
Series 3780, Class ZA, 4.00%, 12/15/40		1,200	1,450,681
Series 3960, Class PL, 4.00%, 11/15/41		900	1,074,435
Series 4384, Class LB, 3.50%, 08/15/43		1,400	1,541,806
Ginnie Mae
Series 2014-107, Class WX, 6.78%, 07/20/39(b)		676	792,693
Series 2016-123, Class LM, 3.00%, 09/20/46(d)		600	662,653
Series 2019-5, Class P, 3.50%, 07/20/48		1,498	1,581,333

			23,561,270

Commercial Mortgage-Backed Securities — 0.0%
Ginnie Mae, Series 2019-7, Class V, 3.00%, 05/16/35		288	318,362

Interest Only Collateralized Mortgage Obligations — 1.4%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		1,741	137,530
Series 2014-68, Class YI, 4.50%, 11/25/44		906	125,989
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 6.10%, 09/25/45(c)		4,796	958,591
Series 2015-74, Class IA, 6.00%, 10/25/45(d)		7,204	1,579,820
Series 2015-77, Class IO, 6.00%, 10/25/45(d)		8,440	1,903,164
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.10%), 5.95%, 09/25/46(c)		2,231	436,770
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.10%), 5.95%, 05/25/39(c)		2,863	564,348
Series 2017-38, Class S, (1 mo. LIBOR US + 6.10%), 5.95%, 05/25/47(c)		3,648	830,417
Series 2017-68, Class IE, 4.50%, 09/25/47		4,032	534,101
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 6.00%, 09/25/47(c)		2,411	541,167
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 5.90%, 06/25/49(c)		5,987	1,267,488
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 5.95%, 07/25/49(c)		2,272	410,162
Series 2019-5, Class SA, (1 mo. LIBOR US + 6.10%), 5.95%, 03/25/49(c)		16,257	3,442,671
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41		549	46,566
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 6.00%, 10/15/42(c)		3,376	593,483
Series 4533, Class JI, 5.00%, 12/15/45		1,453	268,458
Series 4901, Class CS, (1 mo. LIBOR US + 6.10%), 5.95%, 07/25/49(c)		4,070	713,834
Series 4941, Class SH, (1 mo. LIBOR US + 5.95%), 5.80%, 12/25/49(c)		8,789	1,502,458
Ginnie Mae
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 6.04%, 07/20/47(c)		3,567	710,752
Series 2017-139, Class IB, 4.50%, 09/20/47		1,927	270,906
Series 2017-144, Class DI, 4.50%, 09/20/47		1,360	196,420

			17,035,095

Interest Only Commercial Mortgage-Backed Securities — 0.9%
Ginnie Mae
Series 2013-63, Class IO, 0.83%, 09/16/51(b)		14,974	356,948
Series 2016-105, Class IO, 0.97%, 10/16/57(b)		16,377	917,717
Series 2016-128, Class IO, 0.90%, 09/16/56(b)		20,077	1,240,487

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2016-151, Class IO, 1.06%, 06/16/58(b)	USD	48,825	$3,259,937
Series 2016-45, Class IO, 0.97%, 02/16/58(b)		12,547	734,708
Series 2016-67, Class IO, 1.00%, 07/16/57(b)		10,668	599,632
Series 2017-171, Class IO, 0.69%, 09/16/59(b)		24,909	1,412,145
Series 2017-53, Class IO, 0.66%, 11/16/56(b)		14,440	670,849
Series 2017-61, Class IO, 0.77%, 05/16/59(b)		3,847	229,952
Series 2017-64, Class IO, 0.68%, 11/16/57(b)		28,714	1,573,160

			10,995,535

Mortgage-Backed Securities — 142.0%
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 03/01/32		2,402	2,508,543
2.50%, 09/01/27 - 10/01/50		36,765	39,005,228
3.00%, 04/01/28 - 09/01/50		136,811	146,910,256
3.50%, 03/01/29 - 08/01/50		102,744	112,977,758
4.00%, 02/01/31 - 03/01/50		67,038	73,665,231
4.50%, 05/01/24 - 06/01/49		65,799	71,767,618
5.00%, 02/01/35 - 01/01/49		14,249	16,210,206
5.50%, 05/01/34 - 05/01/44		4,844	5,694,003
6.00%, 02/01/38 - 07/01/41		2,917	3,434,341
6.50%, 07/01/37 - 01/01/38		36	39,819
Freddie Mac Mortgage-Backed Securities
2.50%, 02/01/30 - 04/01/31		3,193	3,395,248
3.00%, 09/01/27 - 08/01/50		39,756	42,474,906
3.50%, 09/01/30 - 05/01/50		21,293	23,166,977
4.00%, 08/01/40 - 08/01/47		8,757	9,742,652
4.50%, 05/01/24 - 12/01/48		17,923	19,446,508
5.00%, 05/01/28 - 03/01/49		6,220	7,019,161
5.50%, 01/01/28 - 06/01/41		1,213	1,409,534
6.00%, 08/01/28 - 11/01/39		528	616,700
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/15/50(e)		2,043	2,122,485
2.50%, 10/15/50(e)		52,844	55,458,517
3.00%, 12/20/44 - 10/15/50(e)		154,216	162,159,321
3.50%, 01/15/42 - 10/15/50(e)		200,935	212,055,339
4.00%, 04/20/39 - 10/15/50(e)		37,981	40,590,311
4.50%, 09/20/39 - 10/15/50(e)		16,778	18,222,528
5.00%, 07/15/33 - 10/15/50(e)		7,316	8,042,549
5.50%, 07/15/38 - 12/20/41		738	864,483
Uniform Mortgage-Backed Securities
2.00%, 10/01/35 - 10/01/50(e)		109,417	113,243,627
2.50%, 10/01/35 - 10/01/50(e)		53,486	56,068,297
3.00%, 10/01/35 - 10/01/50(e)		272,761	285,764,401
3.50%, 10/01/35 - 10/01/50(e)		12,863	13,562,859
4.00%, 10/01/35 - 10/01/50(e)		142,809	152,361,743
4.50%, 10/01/50(e)		30,900	33,425,109
5.00%, 10/01/50(e)		8,883	9,733,478

			1,743,159,736

Total U.S. Government Sponsored Agency Securities — 146.2% (Cost: $1,773,123,603)			1,795,069,998

Total Long-Term Investments — 157.4% (Cost: $1,907,746,172)			1,932,623,481

Short-Term Securities

Certificates of Deposit — 2.8%
Barclays Bank PLC, New York, 0.70%, 02/01/21		34,400	34,461,180

S C H E D U L E S O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Money Market Funds — 0.5%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%		5,593,172	$5,593,172

	Par (000)

U.S. Treasury Obligations — 17.6%
U.S. Treasury Bills
0.06%, 10/01/20	USD	26,581	26,581,000
0.09%, 10/06/20		4,954	4,953,954
0.09%, 10/13/20		22,953	22,952,417
0.08%, 10/20/20		77,438	77,434,935
0.10%, 10/27/20		11,747	11,746,343
0.09%, 11/03/20		21,666	21,664,163
0.08%, 11/05/20		11,997	11,995,979
0.08%, 11/12/20		784	783,917
0.08%, 11/17/20		31,086	31,082,347
0.09%, 11/24/20		7,392	7,391,030

			216,586,085

Total Short-Term Securities — 20.9% (Cost: $256,579,257)			256,640,437

Total Investments Before Options Written and TBA Sale Commitments — 178.3% (Cost: $2,164,325,429)			2,189,263,918

TBA Sale Commitments(e)

Mortgage-Backed Securities — (52.0)%
Ginnie Mae Mortgage-Backed Securities 2.50%, 10/15/50		20,700	(21,739,043)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
3.00%, 10/15/50	USD	55,529	$(58,141,683)
3.50%, 10/15/50		123,262	(129,786,218)
Uniform Mortgage-Backed Securities
2.00%, 10/01/50		4,274	(4,419,432)
2.50%, 10/01/35 - 10/01/50		53,655	(56,257,550)
3.00%, 10/01/35 - 10/01/50		288,073	(301,791,709)
3.50%, 10/01/35 - 10/01/50		5,784	(6,106,421)
4.00%, 10/01/50		56,190	(59,929,049)
4.50%, 10/01/50		238	(257,449)

Total TBA Sale Commitments — (52.0)% (Proceeds: $(639,000,772))			(638,428,554)

Options Written — (0.0)% (Premiums Received: $(219,363))			(98,281)

Total Investments Net of Options Written and TBA Sale Commitments — 126.3% (Cost: $1,525,105,294)			1,550,737,083

Liabilities in Excess of Other Assets — (26.3)%			(323,192,745)

Net Assets — 100.0%			$1,227,544,338

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Represents or includes a TBA transaction.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	421	12/21/20	$58,743	$(12,967)

Short Contracts
Euro Dollar	41	12/14/20	10,225	(54,132)
U.S. Treasury Bonds (30 Year)	69	12/21/20	12,164	(9,558)
U.S. Ultra Treasury Bonds	19	12/21/20	4,215	12,054
U.S. Ultra Treasury Notes (10 Year)	8	12/21/20	1,279	(5,674)
U.S. Treasury Notes (2 Year)	130	12/31/20	28,725	(17,993)
U.S. Treasury Notes (5 Year)	75	12/31/20	9,452	103
Euro Dollar	42	03/15/21	10,480	(33,420)
Euro Dollar	16	06/14/21	3,992	(24,644)
Euro Dollar	16	09/13/21	3,992	(16,472)
Euro Dollar	32	12/13/21	7,983	(34,032)
Euro Dollar	18	03/14/22	4,490	(9,175)
Euro Dollar	15	12/19/22	3,740	(23,083)

				(216,026)

				$(228,993)

60	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series M Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury Notes (5 Year)	370	10/23/20	USD	126.00	USD	46,620	$(54,922)
Put
U.S. Treasury Notes (5 Year)	370	10/23/20	USD	126.00	USD	46,620	(43,359)

							$(98,281)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.65%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	08/15/21	USD	2,000	$(28,495)	$23	$(28,518)
1.68%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	06/24/22	USD	15,500	(464,059)	181	(464,240)
1.72%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	06/26/22	USD	4,400	(135,337)	51	(135,388)
1.84%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	07/18/22	USD	8,000	(260,167)	94	(260,261)
3-month LIBOR, 0.23%	Quarterly	1.62%	Semi-Annual	07/21/22	USD	20,000	561,232	—	561,232
3-month LIBOR, 0.23%	Quarterly	1.63%	Semi-Annual	07/21/22	USD	8,000	226,416	—	226,416
1.81%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	07/25/22	USD	4,500	(143,787)	53	(143,840)
1.78%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	07/26/22	USD	9,700	(305,010)	114	(305,124)
3-month LIBOR, 0.23%	Quarterly	1.60%	Semi-Annual	08/04/22	USD	18,700	516,623	151	516,472
1.53%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	08/08/22	USD	15,500	(407,430)	182	(407,612)
3-month LIBOR, 0.23%	Quarterly	1.42%	Semi-Annual	09/10/22	USD	5,300	128,404	40	128,364
1.61%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	10/01/29	USD	6,300	(579,627)	98	(579,725)

							$(891,237)	$987	$(892,224)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$973,192	$187,907	$785,285
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	1,021,852	206,968	814,884

							$1,995,044	$394,875	$1,600,169

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	8,000	$(2,101,839)	$(946,683)	$(1,155,156)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	10,400	(2,732,391)	(466,447)	(2,265,944)
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,397	(1,076,467)	(315,980)	(760,487)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(918,577)	(271,726)	(646,851)

								$(6,829,274)	$(2,000,836)	$(4,828,438)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E S O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series M Portfolio

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swaps Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$987	$—	$1,432,484	$(2,324,708)	$—
OTC Swaps	394,875	(2,000,836)	1,600,169	(4,828,438)	—
Options Written	N/A	N/A	121,082	—	(98,281)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation(a)	$—	$—	$—	$—	$12,157	$—	$12,157
Swaps — centrally cleared
Unrealized appreciation(a)	—	—	—	—	1,432,484	—	1,432,484
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	1,995,044	—	—	—	—	1,995,044

	$—	$1,995,044	$—	$—	$1,444,641	$—	$3,439,685

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation(a)	$—	$—	$—	$—	$241,150	$—	$241,150
Options written
Options written at value	—	—	—	—	98,281	—	98,281
Swaps — centrally cleared
Unrealized depreciation(a)	—	—	—	—	2,324,708	—	2,324,708
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	6,829,274	—	—	—	—	6,829,274

	$—	$6,829,274	$—	$—	$2,664,139	$—	$9,493,413

(a)

Net cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(2,389,170)	$—	$(2,389,170)
Options purchased(a)	—	—	—	—	(111,235)	—	(111,235)
Options written	—	—	—	—	915,144	—	915,144
Swaps	—	316,540	—	—	(79,829)	—	236,711

	$—	$316,540	$—	$—	$(1,665,090)	$—	$(1,348,550)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$921,006	$—	$921,006
Options written	—	—	—	—	1,726,610	—	1,726,610
Swaps	—	(174,496)	—	—	49,432	—	(125,064)

	$—	$(174,496)	$—	$—	$2,697,048	$—	$2,522,552

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.

62	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series M Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$32,794,164
Average notional value of contracts — short	$115,525,480
Options
Average value of option contracts purchased	$—	(a)
Average value of option contracts written	$191,785
Credit default swaps
Average notional value — buy protection	$8,150,000
Average notional value — sell protection	$26,550,000
Interest rate swaps
Average notional value — pays fixed rate	$52,000,000
Average notional value — received fixed rate	$65,900,000

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$116,927	$122,552
Options	—	98,281
Swaps — centrally cleared	—	38,942
Swaps — OTC(a)	1,995,044	6,829,274

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$2,111,971	$7,089,049

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(116,927)	(259,775)

Total derivative assets and liabilities subject to an MNA	$1,995,044	$6,829,274

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs International	$1,995,044	$(1,995,044)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)
Deutsche Bank AG	$2,101,839	$—	$—	$(1,820,000)	$281,839
Goldman Sachs International	3,808,858	(1,995,044)	—	(1,560,000)	253,814
J.P. Morgan Securities LLC	918,577	—	—	(800,000)	118,577

	$6,829,274	$(1,995,044)	$—	$(4,180,000)	$654,230

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E S O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series M Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$3,204,223	$—	$3,204,223
Non-Agency Mortgage-Backed Securities	—	134,349,260	—	134,349,260
U.S. Government Sponsored Agency Securities	—	1,790,924,361	4,145,637	1,795,069,998
Short-Term Securities
Certificates of Deposit	—	34,461,180	—	34,461,180
Money Market Funds	5,593,172	—	—	5,593,172
U.S. Treasury Obligations	—	216,586,085	—	216,586,085
Liabilities
TBA Sale Commitments	—	(638,428,554)	—	(638,428,554)

	$5,593,172	$1,541,096,555	$4,145,637	$1,550,835,364

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,600,169	$—	$1,600,169
Interest Rate Contracts	12,157	1,432,484	—	1,444,641
Liabilities
Credit Contracts	—	(4,828,438)	—	(4,828,438)
Interest Rate Contracts	(339,431)	(2,324,708)	—	(2,664,139)

	$(327,274)	$(4,120,493)	$—	$(4,447,767)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at fair value.

See notes to financial statements.

64	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2020	BATS: Series P Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Fixed-Income Funds — 29.9%
BATS: Series S Portfolio(a)	969,549	$9,424,015

Total Investments — 29.9% (Cost: $9,275,295)		9,424,015

Other Assets Less Liabilities — 70.1%		22,135,053

Net Assets — 100.0%		$31,559,068

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BATS: Series S Portfolio	$12,236,936	$—	$(3,458,340)	$(18,461)	$663,880	$9,424,015	969,549	$163,972	$—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	264	12/21/20	$36,836	$150,319
U.S. Ultra Treasury Bonds	9	12/21/20	1,997	1,418
U.S. Treasury Notes (5 Year)	3	12/31/20	378	113

				151,850

Short Contracts
U.S. Ultra Treasury Notes (10 Year)	81	12/21/20	12,954	(57,287)
U.S. Treasury Notes (2 Year)	14	12/31/20	3,093	(1,761)

				(59,048)

				$92,802

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-month LIBOR, 0.23%	Quarterly	1.88%	Semi-Annual	04/30/26	USD	5,450	$489,129	$62	$489,067
2.23%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	04/24/27	USD	26,460	(3,281,476)	383	(3,281,859)
2.27%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	05/18/27	USD	6,500	(821,627)	94	(821,721)
2.23%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	08/11/27	USD	3,850	(465,662)	61	(465,723)
2.90%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	11/15/27	USD	11,152	(2,002,754)	(691)	(2,002,063)
3.18%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	05/21/28	USD	7,500	(1,576,733)	111	(1,576,844)
0.81%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	04/07/50	USD	1,400	111,132	—	111,132

							$(7,547,991)	$20	$(7,548,011)

S C H E D U L E S O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series P Portfolio

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Swaps Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$711	$(691)	$600,199	$(8,148,210)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation(a)	$—	$—	$—	$—	$ 151,850	$—	$ 151,850
Swaps — centrally cleared
Unrealized appreciation(a)	—	—	—	—	600,199	—	600,199

	$—	$—	$—	$—	$ 752,049	$—	$ 752,049

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation(a)	$—	$—	$—	$—	$ 59,048	$—	$ 59,048
Swaps — centrally cleared
Unrealized depreciation(a)	—	—	—	—	8,148,210	—	8,148,210

	$—	$—	$—	$—	$ 8,207,258	$—	$ 8,207,258

(a)

Net cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$ 877,062	$—	$ 877,062
Swaps	—	—	—	—	(3,246,356)	—	(3,246,356)

	$—	$—	$—	$—	$ (2,369,294)	$—	$ (2,369,294)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$ (758,735)	$—	$ (758,735)
Swaps	—	—	—	—	2,898,462	—	2,898,462

	$—	$—	$—	$—	$ 2,139,727	$—	$ 2,139,727

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$39,671,766
Average notional value of contracts — short	$17,384,071
Interest rate swaps
Average notional value — pays fixed rate	$5,450,000
Average notional value — received fixed rate	$56,862,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

66	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series P Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$9,424,015	$—	$—	$9,424,015

	$9,424,015	$—	$—	$9,424,015

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$151,850	$600,199	$—	$752,049
Liabilities
Interest Rate Contracts	(59,048)	(8,148,210)	—	(8,207,258)

	$92,802	$(7,548,011)	$—	$(7,455,209)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) September 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust, Series 2019-2, Class A, 2.67%, 11/15/24	USD	4,935	$5,120,623
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 08/15/28(a)		210	214,355
BMW Vehicle Owner Trust, Series 2019-A, Class A4, 1.95%, 01/26/26		1,290	1,338,133
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2, 1.72%, 08/15/24		2,180	2,239,552
Citibank Credit Card Issuance Trust
Series 2017-A7, Class A7, (1 mo. LIBOR US + 0.37%), 0.52%, 08/08/24(b)		3,900	3,914,666
Series 2018-A4, Class A4, (1 mo. LIBOR US + 0.34%), 0.49%, 06/07/25(b)		500	501,198
CNH Equipment Trust, Series 2019-B, Class A3, 2.52%, 08/15/24		2,500	2,558,864
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/28(a)		600	617,071
Series 2020-1A, Class A, 2.01%, 02/15/29(a)		1,310	1,340,897
Series 2020-2A, Class A, 1.37%, 07/16/29(a)		250	252,975
Discover Card Execution Notes Trust, Series 2017-A5, Class A5, (1 mo. LIBOR US + 0.60%), 0.75%, 12/15/26(b)		925	931,196
Drive Auto Receivables Trust
Series 2019-4, Class A3, 2.16%, 05/15/23		840	845,693
Series 2020-2, Class A2B, (1 mo. LIBOR US + 0.53%), 0.68%, 07/17/23(b)		438	438,629
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/20/24(a)		1,288	1,308,985
Ford Credit Auto Lease Trust, Series 2019-B, Class A2A, 2.28%, 02/15/22		411	412,487
Ford Credit Auto Owner Trust, Series 2019-C, Class A4, 1.93%, 04/15/25		880	914,378
Ford Credit Floorplan Master Owner Trust A, Series 2019-4, Class A, 2.44%, 09/15/26		1,680	1,784,765
GM Financial Automobile Leasing Trust, Series 2019-2, Class A2A, 2.67%, 06/21/21		111	111,003
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25		2,000	2,001,517
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A, 2.70%, 04/15/24(a)		1,850	1,913,556
Honda Auto Receivables Owner Trust
Series 2019-3, Class A4, 1.85%, 08/15/25		790	814,479
Series 2019-4, Class A4, 1.87%, 01/20/26		500	517,858
Series 2020-1, Class A4, 1.63%, 10/21/26		900	928,650
Series 2020-3, Class A3, 0.37%, 10/18/24		1,740	1,740,182
Hyundai Auto Receivables Trust, Series 2018-B, Class A3, 3.20%, 12/15/22		1,422	1,446,573
Mercedes-Benz Master Owner Trust, Series 2019-BA, Class A, 2.61%, 05/15/24(a)		1,750	1,811,171
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57(a)(c)		298	302,538
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		780	805,460
Series 2019-FA, Class A1, 2.18%, 08/15/68(a)		127	127,976
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		1,507	1,542,533
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		1,436	1,453,999
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		2,125	2,133,048
PFS Financing Corp.
Series 2020-B, Class A, 1.21%, 06/15/24(a)		930	939,736
Series 2020-F, Class A, 0.93%, 08/15/24(a)		153	153,102
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.46%, 08/15/24(a)		1,890	1,891,999

Security		Par (000)	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.55%), 0.70%, 06/25/43(b)	USD	247	$241,291
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1 mo. LIBOR US + 1.50%), 1.65%, 05/15/31(a)(b)		1,039	1,045,976
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)		392	401,695
SoFi Professional Loan Program LLC
Series 2015-B, Class A2, 2.51%, 09/27/32(a)		340	341,558
Series 2015-D, Class A2, 2.72%, 10/27/36(a)		184	186,834
Series 2016-A, Class A2, 2.76%, 12/26/36(a)		598	604,921
Series 2016-C, Class A2B, 2.36%, 12/27/32(a)		52	52,619
Series 2016-D, Class A2B, 2.34%, 04/25/33(a)		54	55,009
Series 2016-E, Class A2B, 2.49%, 01/25/36(a)		162	164,237
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		380	394,564
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		891	910,891
Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 05/15/28(a)		594	596,344
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 04/25/56(a)(c)		206	208,243
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A4, 0.57%, 10/15/25		2,500	2,504,337
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85%, 07/22/24		620	635,893
Voya CLO Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.15%), 1.43%, 10/15/31(a)(b)		1,000	992,004

Total Asset-Backed Securities — 15.5% (Cost: $53,712,448)			54,706,263

Corporate Bonds

Aerospace & Defense — 1.2%
Boeing Co., 2.80%, 03/01/23		450	458,734
General Dynamics Corp., 3.25%, 04/01/25		1,000	1,107,149
Northrop Grumman Corp., 2.93%, 01/15/25		2,350	2,556,927
Raytheon Technologies Corp., 3.65%, 08/16/23		30	32,416

			4,155,226

Automobiles — 0.3%
Daimler Finance North America LLC, 3.35%, 05/04/21(a)		150	152,393
General Motors Co., 6.13%, 10/01/25		780	906,094

			1,058,487

Banks — 11.2%
Banco Santander SA
2.71%, 06/27/24		200	211,604
2.75%, 05/28/25		3,200	3,356,650
Bank of America Corp.
3.30%, 01/11/23		545	578,511
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(d)		2,440	2,523,909
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(d)		750	798,720
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(d)		1,250	1,353,729
(Secured Overnight Financing Rate + 0.91%), 0.98%, 09/25/25(d)		1,600	1,599,632
(Secured Overnight Financing Rate + 1.15%), 1.32%, 06/19/26(d)		1,200	1,209,042
Bank of Montreal, 2.50%, 06/28/24		300	318,939
Citigroup, Inc.
2.75%, 04/25/22		30	31,004
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(d)		4,500	4,669,531
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(d)		2,000	2,163,848

68	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA, (1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.00%), 1.34%, 06/24/26(a)(d)	USD	1,195	$1,209,806
Danske Bank A/S, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.35%), 1.62%, 09/11/26(a)(d)		805	799,222
Discover Bank, 2.45%, 09/12/24		250	263,755
DNB Bank ASA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.85%), 1.13%, 09/16/26(a)(d)		525	523,766
Fifth Third Bancorp
3.65%, 01/25/24		400	436,359
2.38%, 01/28/25		430	455,433
ING Groep NV, 4.10%, 10/02/23		325	356,107
JPMorgan Chase & Co. (3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(d)		905	935,917
2.70%, 05/18/23		500	528,013
(3 mo. LIBOR US + 0.89%), 3.80%, 07/23/24(d)		305	330,401
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(d)		1,975	2,167,222
(Secured Overnight Financing Rate + 1.16%), 2.30%, 10/15/25(d)		940	988,998
(Secured Overnight Financing Rate + 1.85%), 2.08%, 04/22/26(d)		455	475,830
Lloyds Banking Group PLC, 3.00%, 01/11/22		420	432,144
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21		75	76,962
1.41%, 07/17/25		1,800	1,825,186
Natwest Group PLC
3.88%, 09/12/23		305	327,021
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.15%), 2.36%, 05/22/24(d)		645	661,741
Skandinaviska Enskilda Banken AB, 0.85%, 09/02/25(a)		2,300	2,299,494
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/21		375	383,142
2.85%, 01/11/22		605	622,677
Truist Bank, 1.25%, 03/09/23		1,570	1,598,232
UniCredit SpA, (1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.30%), 2.57%, 09/22/26(a)(d)		570	564,917
Wells Fargo & Co.
3.07%, 01/24/23		1,295	1,335,692
3.75%, 01/24/24		220	239,035
(Secured Overnight Financing Rate + 1.60%), 1.65%, 06/02/24(d)		500	509,324
3.00%, 02/19/25		500	540,770

			39,702,285

Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 01/23/25		4,200	4,752,416

Biotechnology — 2.9%
AbbVie, Inc.
3.45%, 03/15/22(a)		203	210,558
3.25%, 10/01/22(a)		2,415	2,525,825
3.75%, 11/14/23		320	349,187
2.60%, 11/21/24(a)		4,200	4,449,916
Gilead Sciences, Inc.
0.75%, 09/29/23		2,665	2,670,597
3.70%, 04/01/24		130	142,773

			10,348,856

Capital Markets — 3.3%
Bank of New York Mellon Corp, 1.60%, 04/24/25		540	561,293
Credit Suisse AG
3.63%, 09/09/24		1,000	1,106,333
2.95%, 04/09/25		1,000	1,091,760
Credit Suisse Group AG, 3.57%, 01/09/23(a)		625	646,493

Security		Par (000)	Value

Capital Markets (continued)
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	USD	525	$527,730
Deutsche Bank AG, 4.25%, 02/04/21		370	373,930
Goldman Sachs Group, Inc.
4.00%, 03/03/24		600	659,897
3.50%, 01/23/25		450	493,741
Morgan Stanley
3.13%, 01/23/23		170	179,736
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(d)		1,000	1,062,272
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26(d)		545	570,770
Series F, 3.88%, 04/29/24		500	551,770
UBS Group AG
2.65%, 02/01/22(a)		200	205,732
3.49%, 05/23/23(a)		765	797,844
(3 mo. LIBOR US + 0.95%), 2.86%, 08/15/23(a)(d)		1,100	1,140,808
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 0.83%), 1.01%, 07/30/24(a)(d)		1,525	1,528,447

			11,498,556

Chemicals — 0.9%
Air Products and Chemicals, Inc., 1.50%, 10/15/25		75	77,802
DuPont de Nemours, Inc., 4.21%, 11/15/23		1,800	1,976,503
Nutrition & Biosciences, Inc., 1.23%, 10/01/25(a)		1,145	1,142,132

			3,196,437

Consumer Finance — 2.2%
American Express Co., 3.00%, 10/30/24		500	542,471
American Honda Finance Corp.
2.90%, 02/16/24		1,000	1,069,751
1.00%, 09/10/25		630	629,955
Capital One Financial Corp.
3.90%, 01/29/24		400	435,392
3.20%, 02/05/25		400	432,133
ERAC USA Finance LLC, 2.60%, 12/01/21(a)		350	356,090
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		500	520,119
General Motors Financial Co., Inc.
4.20%, 03/01/21		285	288,489
3.20%, 07/06/21		1,895	1,923,676
3.25%, 01/05/23		405	418,562
2.90%, 02/26/25		600	618,342
Synchrony Financial, 2.85%, 07/25/22		280	288,162
Toyota Motor Credit Corp., 1.80%, 02/13/25		400	417,908

			7,941,050

Containers & Packaging — 0.0%
WRKCo, Inc., 3.75%, 03/15/25		70	78,227

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22		900	911,182
3.50%, 05/26/22		370	373,688
2.88%, 08/14/24		250	240,785
3.50%, 01/15/25		450	438,392
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(a)		295	297,305
GE Capital Funding LLC, 3.45%, 05/15/25(a)		1,000	1,073,309
GE Capital International Funding Co., 2.34%, 11/15/20		570	571,276

			3,905,937

Diversified Telecommunication Services — 0.7%
AT&T Inc., 4.05%, 12/15/23		600	664,873
Verizon Communications, Inc. 3.50%, 11/01/24		600	662,431

S C H E D U L E S O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
3.38%, 02/15/25	USD	667	$743,414
3.88%, 02/08/29		195	230,685

			2,301,403

Electric Utilities — 0.3%
Duke Energy Corp.
3.95%, 10/15/23		590	643,220
0.90%, 09/15/25		235	235,034
FirstEnergy Corp., Series A, 2.85%, 07/15/22		159	162,977
ITC Holdings Corp., 2.70%, 11/15/22		85	88,656

			1,129,887

Electrical Equipment — 0.0%
Carrier Global Corp., 2.24%, 02/15/25(a)		105	109,533

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22		225	235,266
Halliburton Co., 3.50%, 08/01/23		47	49,796
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25		360	363,256

			648,318

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.
2.25%, 01/15/22		140	143,212
3.00%, 06/15/23		300	317,718
2.40%, 03/15/25		1,255	1,326,316
1.30%, 09/15/25		1,690	1,707,993
Crown Castle International Corp.
3.20%, 09/01/24		385	415,080
1.35%, 07/15/25		2,215	2,239,034
Equinix, Inc.
2.63%, 11/18/24		885	940,982
1.25%, 07/15/25		535	538,666
1.00%, 09/15/25		1,500	1,489,267

			9,118,268

Food & Staples Retailing — 0.5%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(a)		350	360,980
CVS Health Corp.
4.10%, 03/25/25		553	624,686
1.30%, 08/21/27		610	600,845

			1,586,511

Food Products — 0.3%
Hershey Co, 0.90%, 06/01/25		465	467,412
Mondelez International, Inc., 1.50%, 05/04/25		410	421,333
Tyson Foods, Inc., 3.90%, 09/28/23		115	125,656

			1,014,401

Health Care Providers & Services — 1.5%
Anthem, Inc.
2.95%, 12/01/22		50	52,564
2.38%, 01/15/25		1,220	1,297,437
Cigna Corp., 3.75%, 07/15/23		3,528	3,823,195

			5,173,196

Hotels, Restaurants & Leisure — 0.0%
Mcdonald’S Corp., 1.45%, 09/01/25		105	108,324

Industrial Conglomerates — 0.2%
Honeywell International, Inc., 1.35%, 06/01/25		265	273,224
Roper Technologies, Inc., 1.00%, 09/15/25		465	466,004

			739,228

Interactive Media & Services — 0.1%
Baidu, Inc., 2.88%, 07/06/22		300	309,000

Security		Par (000)	Value

IT Services — 1.0%
Fiserv, Inc., 2.75%, 07/01/24	USD	1,635	$1,746,634
Global Payments, Inc., 3.75%, 06/01/23		145	155,462
International Business Machines Corp., 3.00%, 05/15/24		1,395	1,511,048

			3,413,144

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23		785	830,293
4.13%, 03/25/25		500	569,564

			1,399,857

Machinery — 0.6%
Caterpillar Financial Services Corp.
3.30%, 06/09/24		1,000	1,093,425
1.45%, 05/15/25		700	723,121
Otis Worldwide Corp., 2.06%, 04/05/25		205	215,709
Xylem, Inc., 4.88%, 10/01/21		220	229,623

			2,261,878

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22		135	142,930
Comcast Corp., 3.70%, 04/15/24		2,000	2,208,590
Discovery Communications LLC, 2.95%, 03/20/23		473	498,293
Interpublic Group of Cos., Inc.
3.50%, 10/01/20		135	135,000
3.75%, 10/01/21		45	46,421
ViacomCBS, Inc., 3.88%, 04/01/24		900	980,698

			4,011,932

Metals & Mining — 0.1%
Anglo American Capital PLC, 4.13%, 04/15/21(a)		200	203,114
Nucor Corp., 2.00%, 06/01/25		90	93,938
Steel Dynamics, Inc., 2.40%, 06/15/25		25	26,085

			323,137

Multi-Utilities — 0.2%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		245	263,062
CenterPoint Energy, Inc., 2.50%, 09/01/22		270	279,031
Sempra Energy, (3 mo. LIBOR US + 0.50%), 0.78%, 01/15/21(b)		220	220,020

			762,113

Oil, Gas & Consumable Fuels — 2.9%
Canadian Natural Resources Ltd., 2.95%, 01/15/23		125	130,013
Chevron Corp., 1.55%, 05/11/25		500	518,126
Diamondback Energy, Inc., 2.88%, 12/01/24		655	663,192
Enbridge, Inc., 2.90%, 07/15/22		225	233,540
Energy Transfer Operating LP
3.60%, 02/01/23		150	154,357
4.50%, 04/15/24		500	529,619
2.90%, 05/15/25		360	361,945
Exxon Mobil Corp., 2.99%, 03/19/25		1,510	1,654,744
Kinder Morgan Energy Partners LP
5.80%, 03/01/21		635	648,830
4.15%, 02/01/24		600	656,551
Kinder Morgan, Inc., 4.30%, 06/01/25		800	901,074
Marathon Petroleum Corp., 4.70%, 05/01/25		235	265,567
MPLX LP
6.25%, 10/15/22		53	53,058
3.50%, 12/01/22		145	151,971
1.75%, 03/01/26		625	622,184
Occidental Petroleum Corp., 2.90%, 08/15/24		55	46,664
Ovintiv, Inc., 3.90%, 11/15/21		1,035	1,034,664

70	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	USD	500	$566,239
Williams Cos., Inc., 3.70%, 01/15/23		900	951,151

			10,143,489

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 1.75%, 09/30/25(a)		460	479,486

Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.
2.90%, 07/26/24		865	936,337
3.88%, 08/15/25		500	570,082
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21		25	25,452
2.88%, 09/23/23		1,000	1,059,950
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23		530	588,500

			3,180,321

Road & Rail — 0.8%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.38%, 02/01/22(a)		440	454,333
2.70%, 03/14/23(a)		505	525,705
2.70%, 11/01/24(a)		190	201,584
Ryder System, Inc., 3.65%, 03/18/24		300	326,201
Union Pacific Corp., 3.25%, 01/15/25		1,175	1,292,668

			2,800,491

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24		2,120	2,280,147
Broadcom, Inc., 3.63%, 10/15/24		500	545,187
KLA Corp., 4.65%, 11/01/24		300	342,573
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)		200	211,383
4.88%, 03/01/24(a)		1,800	2,024,131
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25(a)		65	68,859
3.88%, 06/18/26(a)		300	336,089
QUALCOMM, Inc., 2.90%, 05/20/24		1,000	1,076,490
Texas Instruments, Inc., 1.38%, 03/12/25		165	170,746

			7,055,605

Software — 0.7%
CA, Inc., 3.60%, 08/15/22		265	270,993
Oracle Corp.
3.40%, 07/08/24		1,600	1,751,114
2.50%, 04/01/25		400	428,640

			2,450,747

Specialty Retail — 0.4%
Lowe’s Cos., Inc., 4.00%, 04/15/25		1,165	1,322,013

Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp.
4.42%, 06/15/21(a)		52	53,229
5.45%, 06/15/23(a)		1,000	1,096,326

			1,149,555

Tobacco — 2.3%
Altria Group, Inc.
2.85%, 08/09/22		300	312,421
2.95%, 05/02/23		1,200	1,267,175
3.80%, 02/14/24		320	349,769
2.35%, 05/06/25		260	274,719
BAT Capital Corp.
2.76%, 08/15/22		1,860	1,927,637
3.22%, 08/15/24		650	695,446
2.79%, 09/06/24		700	739,212

Security		Par (000)	Value

Tobacco (continued)
BAT International Finance PLC, 1.67%, 03/25/26	USD	2,095	$2,102,123
Philip Morris International, Inc., 1.50%, 05/01/25		620	639,871

			8,308,373

Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 06/01/21		155	156,850
2.63%, 07/01/22		650	658,626
2.25%, 01/15/23		335	337,125

			1,152,601

Wireless Telecommunication Services — 0.5%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 09/20/21(a)		50	50,560
4.74%, 03/20/25(a)		400	432,500
T-Mobile USA, Inc., 3.50%, 04/15/25(a)		1,175	1,289,327

			1,772,387

Total Corporate Bonds — 45.4% (Cost: $157,463,591)			160,862,675

Foreign Agency Obligations

Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.88%, 04/16/24(a)		220	230,670

Total Foreign Agency Obligations — 0.1% (Cost: $218,629)			230,670

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.9%
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(c)		614	632,373
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 3.27%, 05/20/34(c)		35	34,596
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, (1 mo. LIBOR US + 0.85%), 1.00%, 03/25/50(a)(b)		1,295	1,290,501
JP Morgan Mortgage Trust
Series 2015-3, Class A5, 3.50%, 05/25/45(a)(c)		128	127,657
Series 2016-2, Class A1, 2.66%, 06/25/46(a)(c)		346	357,443
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(c)		685	732,910

			3,175,480

Commercial Mortgage-Backed Securities — 17.3%
BANK
Series 2018-BN10, Class ASB, 3.64%, 02/15/61		3,375	3,771,485
Series 2019-BN18, Class A2, 3.47%, 05/15/62		1,250	1,351,211
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.60%, 01/15/51(c)		2,500	2,805,613
Series 2018-B2, Class ASB, 3.78%, 02/15/51(c)		2,750	3,066,320
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 1.07%, 10/15/36(a)(b)		1,086	1,085,671
Series 2020-BXLP, Class A, (1 mo. LIBOR US + 0.80%), 0.95%, 12/15/36(a)(b)		475	473,993
CGMS Commercial Mortgage Trust, Series 2017-B1, Class AAB, 3.24%, 08/15/50		1,210	1,324,140
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5, 3.86%, 05/10/47		761	829,195
Series 2016-C2, Class AAB, 2.71%, 08/10/49		1,986	2,091,957
Commercial Mortgage Trust
Series 2013-CR6, Class ASB, 2.62%, 03/10/46		336	342,595

S C H E D U L E S O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2013-CR7, Class ASB, 2.74%, 03/10/46	USD	456	$467,244
Series 2013-SFS, Class A1, 1.87%, 04/12/35(a)		139	137,961
Series 2014-CR14, Class ASB, 3.74%, 02/10/47		607	634,864
Series 2014-CR21, Class A3, 3.53%, 12/10/47		889	961,885
Series 2014-UBS2, Class A2, 2.82%, 03/10/47		3	2,666
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,000	1,091,897
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		946	995,556
Series 2015-CR23, Class A2, 2.85%, 05/10/48		889	888,877
Series 2015-LC19, Class A4, 3.18%, 02/10/48		1,600	1,734,675
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.55%, 04/10/34(a)		951	958,706
Series 2013-GC13, Class A5, 4.19%, 07/10/46(c)		625	670,016
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		1,015	1,064,213
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		1,024	1,069,130
Series 2015-GC34, Class A4, 3.51%, 10/10/48		1,250	1,381,631
Series 2015-GC34, Class AAB, 3.28%, 10/10/48		2,000	2,105,891
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/34(a)		750	764,058
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 1.30%, 05/15/38(a)(b)		552	534,144
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		500	547,744
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		475	511,700
Series 2015-C28, Class ASB, 3.04%, 10/15/48		1,524	1,591,613
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4, 3.48%, 06/15/45		2,795	2,854,356
Series 2012-HSBC, Class D, 4.68%, 07/05/32(a)(c)		745	767,419
Series 2017-JP6, Class A3, 3.11%, 07/15/50		850	898,643
Series 2019-BKWD, Class A, (1 mo. LIBOR US + 1.00%), 1.15%, 09/15/29(a)(b)		241	235,197
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.22%, 07/15/46(c)		2,000	2,150,839
Series 2013-C7, Class A4, 2.92%, 02/15/46		2,735	2,839,010
Series 2013-C8, Class A4, 3.13%, 12/15/48		700	731,713
Series 2014-C15, Class A4, 4.05%, 04/15/47		230	251,871
Series 2015-C25, Class A4, 3.37%, 10/15/48		330	357,445
Series 2016-C30, Class ASB, 2.73%, 09/15/49		267	281,698
Series 2016-C31, Class A5, 3.10%, 11/15/49		2,525	2,773,096
Morgan Stanley Capital I Trust
Series 2012-C4, Class A3, 2.99%, 03/15/45		218	218,907
Series 2012-C4, Class A4, 3.24%, 03/15/45		1,900	1,933,470
Series 2014-CPT, Class A, 3.35%, 07/13/29(a)		1,800	1,824,352
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		1,704	1,781,552
Series 2015-C29, Class A4, 3.64%, 06/15/48		3,000	3,329,971
Series 2017-C39, Class A5, 3.42%, 09/15/50		1,698	1,919,277
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45		174	182,396
Series 2014-LC14, Class A5, 4.05%, 03/15/47		721	787,899

			61,375,762

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.86%, 09/15/48(c)		4,543	138,072
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 1.04%, 05/10/48(c)		2,162	67,691
Series 2015-LC21, Class XA, 0.84%, 07/10/48(c)		5,081	139,080
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 01/15/49(c)		749	55,415

			400,258

Total Non-Agency Mortgage-Backed Securities — 18.3% (Cost: $64,364,132)			64,951,500

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.5%
Fannie Mae, Series 2018-21, Class CA, 3.50%, 04/25/45	USD	968	$1,004,276
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		125	137,959
Series 3986, Class M, 4.50%, 09/15/41		137	146,242
Series 4253, Class PA, 3.50%, 08/15/41		195	199,753
Series 4274, Class PN, 3.50%, 10/15/35		248	265,643
Series 4390, Class CA, 3.50%, 06/15/50		287	301,358
Series 4459, Class BN, 3.00%, 08/15/43		521	560,076
Series 4482, Class DH, 3.00%, 06/15/42		284	293,358
Series 4493, Class PA, 3.00%, 02/15/44		442	467,311
Series 4494, Class KA, 3.75%, 10/15/42		471	489,556
Series 4777, Class CB, 3.50%, 10/15/45		1,397	1,473,742

			5,339,274

Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae, Series 2014-M9, Class A2, 3.10%, 07/25/24(c)		2,491	2,705,709

Mortgage-Backed Securities — 20.2%
Fannie Mae Mortgage-Backed Securities
2.50%, 12/01/27 - 04/01/32		2,166	2,296,562
3.00%, 09/01/30 - 11/01/33		3,932	4,220,084
4.00%, 03/01/32 - 04/01/34		5,345	5,899,445
4.50%, 09/01/26 - 01/01/48		4,454	5,006,878
5.00%, 05/01/21 - 07/01/25		3	2,811
(12 mo. LIBOR US + 1.58%), 2.88%, 07/01/44(b)		504	522,324
(12 mo. LIBOR US + 1.59%), 3.06%, 10/01/45(b)		676	700,214
(12 mo. LIBOR US + 1.59%), 3.13%, 06/01/45(b)		696	727,121
(12 mo. LIBOR US + 1.69%), 2.72%, 07/01/43(b)		981	1,023,607
Federal Farm Credit Banks Funding Corp.
0.30%, 09/01/23		1,500	1,499,053
0.55%, 09/16/25		3,129	3,124,382
Freddie Mac Mortgage-Backed Securities
0.30%, 09/28/23 - 12/29/23		14,445	14,435,758
0.38%, 03/25/24		8,370	8,357,006
0.40%, 08/18/23 - 03/08/24		3,355	3,354,412
0.57%, 09/24/25		6,000	5,992,727
0.60%, 09/30/25		3,000	2,998,608
2.50%, 11/01/27		476	504,680
4.00%, 09/01/33		1,994	2,239,901
4.50%, 03/01/49		5,850	6,601,297
5.00%, 09/01/21(e)		0	57
5.50%, 05/01/22		2	1,580
(12 mo. LIBOR US + 1.62%), 2.59%, 03/01/45(b)		764	791,615
(12 mo. LIBOR US + 1.62%), 3.07%, 05/01/45(b)		1,330	1,391,240

			71,691,362

Total U.S. Government Sponsored Agency Securities — 22.5% (Cost: $77,939,061)			79,736,345

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/22		3,718	3,784,187
0.63%, 04/15/23		2,921	3,056,048

Total U.S. Treasury Obligations — 1.9% (Cost: $6,851,247)			6,840,235

Total Long-Term Investments — 103.7% (Cost: $360,549,108)			367,327,688

72	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(f)

Money Market Funds — 0.3%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%	984,671	$984,671

Total Short-Term Securities — 0.3% (Cost: $984,671)		984,671

Options Purchased — 0.1% (Cost: $367,007)		363,199

Total Investments Before Options Written — 104.1% (Cost: $361,900,786)		368,675,558

Options Written — (0.3)% (Premiums Received: $(1,043,094))		(1,094,671)

Total Investments — 103.8% (Cost: $360,857,692)		367,580,887

Liabilities in Excess of Other Assets — (3.8)%		(13,611,416)

Net Assets — 100.0%		$353,969,471

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Amount is less than $500.
(f)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-BTP Italian Government Bond	115	12/08/20	$15,272	$42,260
U.S. Ultra Treasury Notes (10 Year)	43	12/21/20	6,877	6,015
U.S. Treasury Notes (2 Year)	721	12/31/20	159,313	50,610

				98,885

Short Contracts
Euro-Bund	134	12/08/20	17,642	(5,617)
Euro-Schatz	41	12/08/20	8,389	(50,991)
U.S. Treasury Bonds (30 Year)	2	12/21/20	353	(506)
U.S. Treasury Notes (10 Year)	44	12/21/20	6,139	(9,149)
U.S. Ultra Treasury Bonds	7	12/21/20	1,553	9,269
U.S. Treasury Notes (5 Year)	772	12/31/20	97,296	(83,191)

				(140,185)

				$(41,300)

S C H E D U L E S O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	630,000	NOK	6,871,104	Bank of America N.A.	12/16/20	$3,147
EUR	750,000	USD	879,154	Standard Chartered Bank	12/16/20	1,747
NZD	1,122,164	AUD	1,030,000	Standard Chartered Bank	12/16/20	4,424
USD	742,655	EUR	630,000	Citibank N.A.	12/16/20	2,698

						12,016

AUD	1,030,000	NZD	1,121,308	JPMorgan Chase Bank N.A.	12/16/20	(3,857)
EUR	630,000	USD	744,572	Bank of America N.A.	12/16/20	(4,616)
NOK	6,735,860	EUR	630,000	NatWest Markets PLC	12/16/20	(17,650)
USD	874,714	EUR	750,000	NatWest Markets PLC	12/16/20	(6,187)

						(32,310)

						$(20,294)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Put
U.S. Treasury Notes (10 Year)	61	11/20/20	USD	138.00	USD 8,418	$18,109
U.S. Treasury Notes (10 Year)	61	11/20/20	USD	139.50	USD 8,510	43,844

						$61,953

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 05/24/24	3-month LIBOR, 0.23%	Quarterly	0.39%	Semi-Annual	Bank of America N.A.	05/22/23	0.39%	USD	1,940	$4,526
10-Year Interest Rate Swap, 02/27/35	3-month LIBOR, 0.23%	Quarterly	1.49%	Semi-Annual	Citibank N.A.	02/25/25	1.49%	USD	320	21,418
10-Year Interest Rate Swap, 06/06/35	3-month LIBOR, 0.23%	Quarterly	1.28%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.28%	USD	175	9,720
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.23%	Quarterly	1.43%	Semi-Annual	Bank of America N.A.	06/05/25	1.43%	USD	610	38,637
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.23%	Quarterly	1.43%	Semi-Annual	Citibank N.A.	06/05/25	1.43%	USD	1,140	72,397
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.23%	Quarterly	1.43%	Semi-Annual	UBS AG	06/05/25	1.43%	USD	175	11,084
10-Year Interest Rate Swap, 01/19/50	3-month LIBOR, 0.23%	Quarterly	2.07%	Semi-Annual	JPMorgan Chase Bank N.A.	01/17/40	2.07%	USD	240	27,647

										185,429

Put
10-Year Interest Rate Swap, 02/27/35	1.49%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Citibank N.A.	02/25/25	1.49%	USD	320	$12,234
10-Year Interest Rate Swap, 06/06/35	1.28%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Goldman Sachs Bank USA	06/04/25	1.28%	USD	175	8,558

74	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	06/05/25	1.43%	USD	610	$26,144
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Citibank N.A.	06/05/25	1.43%	USD	1,140	48,724
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	UBS AG	06/05/25	1.43%	USD	175	7,500
10-Year Interest Rate Swap, 01/19/50	2.07%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	JPMorgan Chase Bank N.A.	01/17/40	2.07%	USD	240	12,657

										115,817

										$301,246

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Put
U.S. Treasury Notes (10 Year)	61	11/20/20	USD	138.50	USD	8,448	$(24,781)
U.S. Treasury Notes (10 Year)	61	11/20/20	USD	139.00	USD	8,479	(32,406)

							$(57,187)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 10/25/30	1.70%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Citibank N.A.	10/23/20	1.70%	USD	1,330	$(129,692)
10-Year Interest Rate Swap, 10/29/30	1.58%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Barclays Bank PLC	10/27/20	1.58%	USD	1,180	(100,277)
2-Year Interest Rate Swap, 01/27/23	1.45%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	01/25/21	1.45%	USD	3,020	(74,798)
5-Year Interest Rate Swap, 02/10/26	0.10%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	02/08/21	0.10%	USD	28,550	(19,827)
10-Year Interest Rate Swap, 04/08/31	0.69%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Barclays Bank PLC	04/06/21	0.69%	USD	150	(2,097)

S C H E D U L E S O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 04/08/31	0.69%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	04/06/21	0.69%	USD	140	$(1,931)
10-Year Interest Rate Swap, 04/08/31	0.71%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Barclays Bank PLC	04/06/21	0.71%	USD	290	(4,310)
10-Year Interest Rate Swap, 04/08/31	0.74%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	04/06/21	0.74%	USD	170	(2,743)
10-Year Interest Rate Swap, 04/09/31	0.85%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	04/07/21	0.85%	USD	120	(2,645)
10-Year Interest Rate Swap, 04/11/31	0.87%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	04/09/21	0.87%	USD	340	(7,965)
10-Year Interest Rate Swap, 04/16/31	0.88%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Barclays Bank PLC	04/14/21	0.88%	USD	170	(4,054)
10-Year Interest Rate Swap, 04/17/31	0.77%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	04/15/21	0.77%	USD	165	(2,904)
10-Year Interest Rate Swap, 04/17/31	0.79%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Citibank N.A.	04/15/21	0.79%	USD	190	(3,587)
10-Year Interest Rate Swap, 04/18/31	0.72%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	04/16/21	0.72%	USD	165	(2,536)
10-Year Interest Rate Swap, 04/21/31	0.74%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	04/19/21	0.74%	USD	540	(8,853)

76	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 05/15/31	0.69%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	05/13/21	0.69%	USD	1,030	$(15,188)
10-Year Interest Rate Swap, 05/15/31	0.69%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Goldman Sachs Bank USA	05/13/21	0.69%	USD	370	(5,456)
10-Year Interest Rate Swap, 06/04/31	0.75%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	06/02/21	0.75%	USD	750	(13,518)
10-Year Interest Rate Swap, 06/27/31	0.74%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	06/25/21	0.74%	USD	400	(7,347)
10-Year Interest Rate Swap, 07/01/31	0.72%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	BNP Paribas S.A.	06/29/21	0.72%	USD	400	(6,905)
10-Year Interest Rate Swap, 07/16/31	0.67%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	07/14/21	0.67%	USD	520	(8,071)
10-Year Interest Rate Swap, 07/16/31	0.67%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	07/14/21	0.67%	USD	680	(10,554)
10-Year Interest Rate Swap, 10/02/31	0.45%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	09/30/21	0.45%	USD	890	(9,045)
10-Year Interest Rate Swap, 01/20/32	1.65%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	01/18/22	1.65%	USD	340	(28,473)
10-Year Interest Rate Swap, 01/20/32	1.65%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	JPMorgan Chase Bank N.A.	01/18/22	1.65%	USD	1,030	(86,257)

S C H E D U L E S O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
5-Year Interest Rate Swap, 04/06/27	(0.12)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	Barclays Bank PLC	04/04/22	(0.12)%	EUR	640	$(12,248)
5-Year Interest Rate Swap, 04/09/27	(0.02)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	Barclays Bank PLC	04/07/22	(0.02)%	EUR	850	(20,067)
5-Year Interest Rate Swap, 04/09/27	(0.02)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	BNP Paribas S.A.	04/07/22	(0.02)%	EUR	490	(11,568)
5-Year Interest Rate Swap, 06/14/27	0.61%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Bank of America N.A.	06/15/22	0.61%	USD	1,110	(14,447)
5-Year Interest Rate Swap, 06/17/27	0.61%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	BNP Paribas S.A.	06/15/22	0.61%	USD	370	(4,816)
1-Year Interest Rate Swap, 04/13/24.	0.69%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	04/11/23	0.69%	USD	1,940	(8,107)

										(630,286)

Put
2-Year Interest Rate Swap, 10/04/22	3-month LIBOR, 0.23%	Quarterly	1.05%	Semi-Annual	Goldman Sachs BankUSA	10/02/20	1.05%	USD	1,480	$—
2-Year Interest Rate Swap, 10/04/22	3-month LIBOR, 0.23%	Quarterly	1.05%	Semi-Annual	Goldman Sachs Bank USA	10/02/20	1.05%	USD	1,480	—
2-Year Interest Rate Swap, 10/07/22	3-month LIBOR, 0.23%	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	10/05/20	1.00%	USD	1,365	—
10-Year Interest Rate Swap, 10/25/30	3-month LIBOR, 0.23%	Quarterly	1.70%	Semi-Annual	Citibank N.A.	10/23/20	1.70%	USD	1,330	—
10-Year Interest Rate Swap, 10/29/30	3-month LIBOR, 0.23%	Quarterly	1.58%	Semi-Annual	Barclays Bank PLC	10/27/20	1.58%	USD	1,180	—

78	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
2-Year Interest Rate Swap, 01/20/23	6-month EURIBOR, (0.48)%	Semi-Annual	0.00%	Annual	Bank of America N.A.	01/18/21	0.00%	EUR	7,640	$(124)
2-Year Interest Rate Swap, 01/20/23	6-month EURIBOR, (0.48)%	Semi-Annual	0.00%	Annual	BNP Paribas S.A.	01/18/21	0.00%	EUR	2,520	(41)
2-Year Interest Rate Swap, 01/27/23	3-month LIBOR, 0.23%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	01/25/21	1.45%	USD	3,020	(1)
5-Year Interest Rate Swap, 02/10/26	3-month LIBOR, 0.23%	Quarterly	0.40%	Semi-Annual	Deutsche Bank AG	02/08/21	0.40%	USD	28,550	(112,077)
10-Year Interest Rate Swap, 04/08/31	3-month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	Barclays Bank PLC	04/06/21	0.69%	USD	150	(3,157)
10-Year Interest Rate Swap, 04/08/31	3-month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	Deutsche Bank AG	04/06/21	0.69%	USD	140	(2,981)
10-Year Interest Rate Swap, 04/08/31	3-month LIBOR, 0.23%	Quarterly	0.71%	Semi-Annual	Barclays Bank PLC	04/06/21	0.71%	USD	290	(5,788)
10-Year Interest Rate Swap, 04/08/31	3-month LIBOR, 0.23%	Quarterly	0.74%	Semi-Annual	Bank of America N.A.	04/06/21	0.74%	USD	170	(3,151)
10-Year Interest Rate Swap, 04/09/31	3-month LIBOR, 0.23%	Quarterly	0.85%	Semi-Annual	Bank of America N.A.	04/07/21	0.85%	USD	120	(1,641)
10-Year Interest Rate Swap, 04/11/31	3-month LIBOR, 0.23%	Quarterly	0.87%	Semi-Annual	Deutsche Bank AG	04/09/21	0.87%	USD	340	(4,404)
10-Year Interest Rate Swap, 04/16/31	3-month LIBOR, 0.23%	Quarterly	0.88%	Semi-Annual	Barclays Bank PLC	04/14/21	0.88%	USD	170	(2,218)

S C H E D U L E S O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 04/17/31	3-month LIBOR, 0.23%	Quarterly	0.77%	Semi-Annual	Bank of America N.A.	04/15/21	0.77%	USD	165	$(2,958)
10-Year Interest Rate Swap, 04/17/31	3-month LIBOR, 0.23%	Quarterly	0.79%	Semi-Annual	Citibank N.A.	04/15/21	0.79%	USD	190	(3,183)
10-Year Interest Rate Swap, 04/18/31	3-month LIBOR, 0.23%	Quarterly	0.72%	Semi-Annual	Bank of America N.A.	04/16/21	0.72%	USD	165	(3,362)
10-Year Interest Rate Swap, 04/21/31	3-month LIBOR, 0.23%	Quarterly	0.74%	Semi-Annual	Deutsche Bank AG	04/19/21	0.74%	USD	540	(10,533)
10-Year Interest Rate Swap, 05/15/31	3-month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	Bank of America N.A.	05/13/21	0.69%	USD	1,030	(24,549)
10-Year Interest Rate Swap, 05/15/31	3-month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	Goldman Sachs Bank USA	05/13/21	0.69%	USD	370	(8,819)
10-Year Interest Rate Swap, 06/03/31	3-month LIBOR, 0.23%	Quarterly	1.00%	Semi-Annual	Bank of America N.A.	06/01/21	1.00%	USD	1,600	(18,357)
10-Year Interest Rate Swap, 06/04/31	3-month LIBOR, 0.23%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	06/02/21	0.75%	USD	750	(16,248)
10-Year Interest Rate Swap, 06/13/31	3-month LIBOR, 0.23%	Quarterly	1.05%	Semi-Annual	Bank of America N.A.	06/11/21	1.05%	USD	390	(4,112)
10-Year Interest Rate Swap, 06/27/31	3-month LIBOR, 0.23%	Quarterly	0.74%	Semi-Annual	Bank of America N.A.	06/25/21	0.74%	USD	400	(9,282)

80	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 07/01/31	3-month LIBOR, 0.23%	Quarterly	0.72%	Semi-Annual	BNP Paribas S.A.	06/29/21	0.72%	USD	400	$(9,927)
10-Year Interest Rate Swap, 07/16/31	3-month LIBOR, 0.23%	Quarterly	0.67%	Semi-Annual	Bank of America N.A.	07/14/21	0.67%	USD	520	(14,799)
10-Year Interest Rate Swap, 07/16/31	3-month LIBOR, 0.23%	Quarterly	0.67%	Semi-Annual	Bank of America N.A.	07/14/21	0.67%	USD	680	(19,352)
10-Year Interest Rate Swap, 07/16/31	3-month LIBOR, 0.23%	Quarterly	1.10%	Semi-Annual	Citibank N.A.	07/14/21	1.10%	USD	320	(3,390)
10-Year Interest Rate Swap, 07/18/31	3-month LIBOR, 0.23%	Quarterly	1.10%	Semi-Annual	Citibank N.A.	07/16/21	1.10%	USD	330	(3,530)
10-Year Interest Rate Swap, 08/06/31	3-month LIBOR, 0.23%	Quarterly	0.95%	Semi-Annual	Barclays Bank PLC	08/04/21	0.95%	USD	460	(7,404)
10-Year Interest Rate Swap, 08/07/31	3-month LIBOR, 0.23%	Quarterly	0.95%	Semi-Annual	Bank of America N.A.	08/05/21	0.95%	USD	1,280	(20,718)
10-Year Interest Rate Swap, 08/07/31	3-month LIBOR, 0.23%	Quarterly	0.95%	Semi-Annual	Deutsche Bank AG	08/05/21	0.95%	USD	500	(8,093)
5-Year Interest Rate Swap, 09/05/26	3-month LIBOR, 0.23%	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/03/21	0.60%	USD	2,370	(11,342)
10-Year Interest Rate Swap, 10/02/31	3-month LIBOR, 0.23%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	09/30/21	1.45%	USD	1,780	(11,311)

S C H E D U L E S O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 01/12/32	3-month LIBOR, 0.23%	Quarterly	1.15%	Semi-Annual	Bank of America N.A.	01/10/22	1.15%	USD	240	$(3,867)
10-Year Interest Rate Swap, 01/20/32	3-month LIBOR, 0.23%	Quarterly	2.15%	Semi-Annual	Bank of America N.A.	01/18/22	2.15%	USD	340	(899)
10-Year Interest Rate Swap, 01/20/32.	3-month LIBOR, 0.23%	Quarterly	2.15%	Semi-Annual	JPMorgan Chase Bank N.A.	01/18/22	2.15%	USD	1,030	(2,724)
10-Year Interest Rate Swap, 01/30/32.	3-month LIBOR, 0.23%	Quarterly	1.95%	Semi-Annual	Bank of America N.A.	01/28/22	1.95%	USD	500	(1,950)
10-Year Interest Rate Swap, 01/30/32	3-month LIBOR, 0.23%	Quarterly	1.95%	Semi-Annual	Bank of America N.A.	01/28/22	1.95%	USD	170	(663)
10-Year Interest Rate Swap, 02/24/32	3-month LIBOR, 0.23%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	02/22/22	1.85%	USD	370	(1,874)
10-Year Interest Rate Swap, 02/24/32	3-month LIBOR, 0.23%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	02/22/22	1.85%	USD	370	(1,874)
10-Year Interest Rate Swap, 03/02/32	3-month LIBOR, 0.23%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/28/22	1.60%	USD	350	(2,812)
10-Year Interest Rate Swap, 03/05/32	3-month LIBOR, 0.23%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/03/22	1.60%	USD	350	(2,841)
10-Year Interest Rate Swap, 03/06/32	3-month LIBOR, 0.23%	Quarterly	1.60%	Semi-Annual	Bank of America N.A.	03/04/22	1.60%	USD	770	(6,264)

82	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

	Rate	Frequency	Rate	Frequency

10-Year Interest Rate Swap, 03/06/32	3-month LIBOR, 0.23%	Quarterly	1.60%	Semi-Annual	Barclays Bank PLC	03/04/22	1.60%	USD	342	$(2,782)
10-Year Interest Rate Swap, 03/06/32	3-month LIBOR, 0.23%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/04/22	1.60%	USD	545	(4,434)
5-Year Interest Rate Swap, 04/06/27	6-month EURIBOR, (0.48)%	Semi-Annual	(0.12)%	Annual	Barclays Bank PLC	04/04/22	(0.12)%	EUR	640	(3,496)
5-Year Interest Rate Swap, 04/09/27	6-month EURIBOR, (0.48)%	Semi-Annual	(0.02)%	Annual	Barclays Bank PLC	04/07/22	(0.02)%	EUR	850	(3,621)
5-Year Interest Rate Swap, 04/09/27	6-month EURIBOR, (0.48)%	Semi-Annual	(0.02)%	Annual	BNP Paribas S.A.	04/07/22	(0.02)%	EUR	490	(2,088)
5-Year Interest Rate Swap, 06/14/27	3-month LIBOR, 0.23%	Quarterly	0.61%	Semi-Annual	Bank of America N.A.	06/15/22	0.61%	USD	1,110	(12,128)
5-Year Interest Rate Swap, 06/17/27	3-month LIBOR, 0.23%	Quarterly	0.61%	Semi-Annual	BNP Paribas S.A.	06/15/22	0.61%	USD	370	(4,043)
1-Year Interest Rate Swap, 04/13/24	3-month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	Deutsche Bank AG	04/11/23	0.69%	USD	1,940	(1,986)

										(407,198)

										$(1,037,484)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency

1.22%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	05/18/21	USD	10,000	$(103,610)	$103	$(103,713)
1.30%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	05/20/21	USD	10,000	(112,092)	103	(112,195)
3-month LIBOR, 0.23%	Quarterly	0.68%	Semi-Annual	N/A	03/06/22	USD	160	1,118	—	1,118
(0.30)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	N/A	03/23/22	EUR	90	(137)	—	(137)
(0.40)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	N/A	07/21/22	EUR	1,150	(1,540)	—	(1,540)
6-month EURIBOR, (0.48)%	Semi-Annual	(0.24)%	Annual	N/A	07/27/22	EUR	700	3,618	—	3,618

S C H E D U L E S O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency

3-month LIBOR, 0.23%	Quarterly	0.51%	Semi-Annual	N/A	09/11/22	USD	200	$1,177	$—	$1,177
0.21%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	01/06/21(a)	09/15/22	USD	4,750	(690)	6	(696)
3-month LIBOR, 0.23%	Quarterly	0.38%	Semi-Annual	N/A	09/28/22	USD	450	1,543	—	1,543
3-month LIBOR, 0.23%	Quarterly	0.34%	Semi-Annual	N/A	09/29/22	USD	700	1,896	—	1,896
3-month LIBOR, 0.23%	Quarterly	0.43%	Semi-Annual	N/A	09/29/22	USD	340	1,489	—	1,489
6-month EURIBOR, (0.48)%	Semi-Annual	(0.42)%	Annual	12/24/20(a)	12/24/22	EUR	610	929	(171)	1,100
(0.40)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	02/16/21(a)	02/16/23	EUR	1,520	(2,946)	—	(2,946)
(0.41)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	02/16/21(a)	02/16/23	EUR	1,530	(2,820)	—	(2,820)
3-month LIBOR, 0.23%	Quarterly	1.05%	Semi-Annual	03/01/21(a)	03/01/23	USD	415	6,943	—	6,943
3-month LIBOR, 0.23%	Quarterly	1.06%	Semi-Annual	03/01/21(a)	03/01/23	USD	415	6,976	—	6,976
3-month LIBOR, 0.23%	Quarterly	1.07%	Semi-Annual	03/01/21(a)	03/01/23	USD	420	7,157	—	7,157
3-month LIBOR, 0.23%	Quarterly	1.10%	Semi-Annual	03/01/21(a)	03/01/23	USD	1,660	29,232	—	29,232
3-month LIBOR, 0.23%	Quarterly	0.88%	Semi-Annual	03/02/21(a)	03/02/23	USD	415	5,503	—	5,503
3-month LIBOR, 0.23%	Quarterly	0.88%	Semi-Annual	03/02/21(a)	03/02/23	USD	830	11,015	—	11,015
3-month LIBOR, 0.23%	Quarterly	0.90%	Semi-Annual	03/02/21(a)	03/02/23	USD	415	5,723	—	5,723
(0.17)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	03/24/21(a)	03/24/23	EUR	585	(4,344)	—	(4,344)
(0.18)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	03/24/21(a)	03/24/23	EUR	585	(4,257)	—	(4,257)
(0.18)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	03/24/21(a)	03/24/23	EUR	580	(4,152)	—	(4,152)
6-month EURIBOR, (0.48)%	Semi-Annual	(0.30)%	Annual	04/29/21(a)	04/29/23	EUR	260	1,072	—	1,072
6-month EURIBOR, (0.48)%	Semi-Annual	(0.38)%	Annual	05/04/21(a)	05/04/23	EUR	290	679	—	679
6-month EURIBOR, (0.48)%	Semi-Annual	(0.41)%	Annual	06/24/21(a)	06/24/23	EUR	440	659	8	651
6-month EURIBOR, (0.48)%	Semi-Annual	(0.39)%	Annual	06/25/21(a)	06/25/23	EUR	440	868	(9)	877
3-month LIBOR, 0.23%	Quarterly	0.25%	Semi-Annual	07/08/22(a)	07/08/23	USD	770	(351)	—	(351)
(0.43)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	08/05/21(a)	08/05/23	EUR	910	(1,000)	—	(1,000)
6-month EURIBOR, (0.48)%	Semi-Annual	(0.43)%	Annual	08/10/21(a)	08/10/23	EUR	490	559	—	559
3-month LIBOR, 0.23%	Quarterly	0.25%	Semi-Annual	08/17/21(a)	08/17/23	USD	1,440	(5)	—	(5)
6-month EURIBOR, (0.48)%	Semi-Annual	(0.38)%	Annual	08/17/21(a)	08/17/23	EUR	760	1,709	—	1,709
0.30%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	01/06/21(a)	02/28/25	USD	960	743	135	608
0.30%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	01/06/21(a)	02/28/25	USD	1,820	1,150	—	1,150
3-month LIBOR, 0.23%	Quarterly	0.36%	Semi-Annual	N/A	06/02/25	USD	590	1,254	—	1,254
3-month LIBOR, 0.23%	Quarterly	0.27%	Semi-Annual	N/A	08/10/25	USD	150	(568)	—	(568)
3-month LIBOR, 0.23%	Quarterly	0.33%	Semi-Annual	N/A	09/23/25	USD	260	(275)	—	(275)
6-month EURIBOR, (0.48)%	Semi-Annual	(0.44)%	Annual	N/A	09/23/25	EUR	100	(87)	—	(87)
0.35%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	10/01/25	USD	170	83	—	83
6-month EURIBOR, (0.48)%	Semi-Annual	(0.34)%	Annual	07/20/21(a)	07/20/26	EUR	460	1,344	—	1,344
0.65%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	04/20/22(a)	04/20/27	USD	540	(2,638)	—	(2,638)
3-month LIBOR, 0.23%	Quarterly	0.65%	Semi-Annual	06/20/22(a)	06/20/27	USD	625	2,235	—	2,235
3-month LIBOR, 0.23%	Quarterly	0.68%	Semi-Annual	06/20/22(a)	06/20/27	USD	625	3,089	—	3,089
6-month EURIBOR,
(0.48)%	Semi-Annual	(0.30)%	Annual	08/09/22(a)	08/09/27	EUR	190	165	—	165
3-month LIBOR, 0.23%	Quarterly	0.50%	Semi-Annual	12/31/20(a)	08/15/27	USD	2,300	(1,412)	—	(1,412)
(0.26)%	Annual	6-month EURIBOR, (0.48)%	Semi-Annual	08/16/22(a)	08/16/27	EUR	300	(1,041)	—	(1,041)
6-month EURIBOR, (0.48)%	Semi-Annual	(0.25)%	Annual	08/16/22(a)	08/16/27	EUR	1,200	4,742	—	4,742
0.50%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	08/17/27	USD	800	(444)	—	(444)

84	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency

3-month LIBOR, 0.23%	Quarterly	0.65%	Semi-Annual	07/12/23(a)	07/12/28	USD	820	$(3,832)	$—	$(3,832)
0.65%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	06/02/30	USD	300	897	—	897
3-month LIBOR, 0.23%	Quarterly	0.95%	Semi-Annual	N/A	09/08/30	USD	520	12,088	—	12,088
0.69%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	09/11/30	USD	210	588	—	588
0.68%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	09/16/30	USD	25	82	30	52
3-month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	N/A	09/23/30	USD	230	(745)	—	(745)
3-month LIBOR, 0.23%	Quarterly	0.70%	Semi-Annual	N/A	09/28/30	USD	170	(385)	—	(385)
3-month LIBOR, 0.23%	Quarterly	0.72%	Semi-Annual	N/A	09/30/30	USD	210	(50)	—	(50)
3-month LIBOR, 0.23%	Quarterly	0.70%	Semi-Annual	N/A	10/01/30	USD	240	(448)	—	(448)
3-month LIBOR, 0.23%	Quarterly	0.75%	Semi-Annual	04/07/21(a)	04/07/31	USD	20	(58)	—	(58)
0.76%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	06/03/21(a)	06/03/31	USD	551	2,038	—	2,038
0.86%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	10/04/21(a)	10/04/31	USD	80	(136)	—	(136)
0.77%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	05/06/22(a)	05/06/32	USD	420	5,791	—	5,791
3-month LIBOR, 0.23%	Quarterly	0.79%	Semi-Annual	05/09/22(a)	05/09/32	USD	200	(2,390)	—	(2,390)
0.97%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	08/17/40	USD	140	2,041	—	2,041
3-month LIBOR, 0.23%	Quarterly	1.08%	Semi-Annual	12/31/20(a)	02/15/47	USD	340	(3,503)	—	(3,503)
3-month LIBOR, 0.23%	Quarterly	1.09%	Semi-Annual	12/31/20(a)	02/15/47	USD	700	(5,062)	—	(5,062)
0.99%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	N/A	03/20/50	USD	30	966	—	966
3-month LIBOR, 0.23%	Quarterly	1.02%	Semi-Annual	N/A	08/17/50	USD	100	(2,629)	—	(2,629)
3-month LIBOR, 0.23%	Quarterly	0.99%	Semi-Annual	N/A	08/21/50	USD	40	(1,367)	—	(1,367)
3-month LIBOR, 0.23%	Quarterly	0.99%	Semi-Annual	N/A	08/21/50	USD	40	(1,255)	—	(1,255)
1.10%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	11/25/20(a)	11/25/50	USD	110	863	—	863
1.09%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	06/20/22(a)	06/20/52	USD	115	2,822	—	2,822
1.14%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	06/20/22(a)	06/20/52	USD	115	1,437	—	1,437
0.88%	Semi-Annual	3-month LIBOR, 0.23%	Quarterly	07/12/23(a)	07/12/53	USD	150	12,994	—	12,994

								$(118,992)	$205	$(119,197)

(a)	Forward Swap.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written

	Swaps Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Centrally Cleared Swaps(a)	$ 385	$ (180)	$ 147,284	$ (266,481)	$—
Options Written	N/A	N/A	310,089	(361,666)	(1,094,671)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation(a)	$—	$—	$—	$—	$108,154	$—	$108,154
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	12,016	—	—	12,016
Options purchased
Investments at value — unaffiliated(b)	—	—	—	—	363,199	—	363,199
Swaps — centrally cleared
Unrealized appreciation(a)	—	—	—	—	147,284	—	147,284

	$—	$—	$—	$12,016	$618,637	$—	$630,653

S C H E D U L E S O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation(a)	$—	$—	$—	$—	$149,454	$—	$149,454
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	32,310	—	—	32,310
Options written
Options written at value	—	—	—	—	1,094,671	—	1,094,671
Swaps — centrally cleared
Unrealized depreciation(a)	—	—	—	—	266,481	—	266,481

	$—	$—	$—	$32,310	$1,510,606	$—	$1,542,916

(a)

Net cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended September 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(789,644)	$—	$(789,644)
Forward foreign currency exchange contracts	—	—	—	13,322	—	—	13,322
Options purchased(a)	—	—	—	—	(45,402)	—	(45,402)
Options written	—	—	—	—	(2,870)	—	(2,870)
Swaps	—	—	—	—	26,901	—	26,901

	$—	$—	$—	$13,322	$(811,015)	$—	$(797,693)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$440,329	$—	$440,329
Forward foreign currency exchange contracts	—	—	—	(35,880)	—	—	(35,880)
Options purchased(b)	—	—	—	—	(44,806)	—	(44,806)
Options written	—	—	—	—	200,832	—	200,832
Swaps	—	—	—	—	(33,740)	—	(33,740)

	$—	$—	$—	$(35,880)	$562,615	$—	$526,735

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$152,583,056
Average notional value of contracts — short	$106,429,473
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$808,685
Average amounts sold — in USD	$811,864
Options
Average value of option contracts purchased	$33,750
Average value of option contracts written	$28,594
Average notional value of swaption contracts purchased	$7,435,000
Average notional value of swaption contracts written	$90,020,299
Interest rate swaps
Average notional value — pays fixed rate	$19,773,885
Average notional value — received fixed rate	$34,604,771

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

86	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$114,720	$36,575
Forward foreign currency exchange contracts	12,016	32,310
Options(a)	363,199	1,094,671
Swaps — centrally cleared	—	9,559

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$489,935	$1,173,115

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(176,673)	(103,321)

Total derivative assets and liabilities subject to an MNA	$313,262	$1,069,794

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Bank of America N.A.	$72,454	$(72,454)	$—	$—	$—
Citibank N.A.	157,471	(143,382)	—	—	14,089
Goldman Sachs Bank USA	18,278	(14,275)	—	—	4,003
JPMorgan Chase Bank N.A.	40,304	(40,304)	—	—	—
Standard Chartered Bank	6,171	—	—	—	6,171
UBS AG	18,584	—	—	—	18,584

	$313,262	$(270,415)	$—	$—	$42,847

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)
Bank of America N.A.	$346,603	$(72,454)	$—	$—	$274,149
Barclays Bank PLC	171,519	—	—	—	171,519
BNP Paribas S.A.	39,388	—	—	—	39,388
Citibank N.A.	143,382	(143,382)	—	—	—
Deutsche Bank AG	237,952	—	—	—	237,952
Goldman Sachs Bank USA	14,275	(14,275)	—	—	—
JPMorgan Chase Bank N.A.	92,838	(40,304)	—	—	52,534
NatWest Markets PLC	23,837	—	—	—	23,837

	$1,069,794	$(270,415)	$—	$—	$799,379

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) September 30, 2020	BATS: Series S Portfolio

The following tables summarize the Fund’s investments and derivative instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$54,706,263	$—	$54,706,263
Corporate Bonds	—	160,862,675	—	160,862,675
Foreign Agency Obligations	—	230,670	—	230,670
Non-Agency Mortgage-Backed Securities	—	64,951,500	—	64,951,500
U.S. Government Sponsored Agency Securities	—	79,736,345	—	79,736,345
U.S. Treasury Obligations	—	6,840,235	—	6,840,235
Short-Term Securities
Money Market Funds	984,671	—	—	984,671
Options Purchased
Interest Rate Contracts	61,953	301,246	—	363,199

	$1,046,624	$367,628,934	$—	$368,675,558

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$12,016	$—	$12,016
Interest Rate Contracts	108,154	147,284	—	255,438
Liabilities
Foreign Currency Exchange Contracts	—	(32,310)	—	(32,310)
Interest Rate Contracts	(206,641)	(1,303,965)	—	(1,510,606)

	$(98,487)	$(1,176,975)	$—	$(1,275,462)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

88	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2020

	BATS: Series A Portfolio	BATS: Series C Portfolio	BATS: Series E Portfolio

ASSETS
Investments at value — unaffiliated(a)	$1,288,052,646	$478,891,582	$346,642,836
Cash	735,314	—	497,195
Cash pledged:
Collateral — OTC derivatives	490,000	—	—
Futures contracts	—	229,710	—
Centrally cleared swaps	—	91,000	—
Receivables:
Investments sold	—	5,798	2,101,593
Capital shares sold	—	1,446,328	66,329
Dividends — unaffiliated	1,334	34	59
Interest — unaffiliated	3,091,363	4,212,364	3,891,784
From the Manager	91,385	71,598	59,025
Variation margin on futures contracts	—	49,017	—
Swap premiums paid	12,854	3,490	—
Unrealized appreciation on OTC swaps	58,322	17,927	—
Prepaid expenses	16,915	25,466	26,561

Total assets	1,292,550,133	485,044,314	353,285,382

LIABILITIES
Payables:
Investments purchased	7,802,674	5,570,230	6,239,517
Accounting services fees	31,641	20,919	17,580
Capital shares redeemed	—	335,205	—
Income dividend distributions	3,193,228	1,166,349	1,126,956
Interest expense and fees	—	—	50,648
Trustees’ and Officer’s fees	2,619	657	656
Other accrued expenses	176,991	38,256	41,448
Professional fees	27,662	30,465	26,070
Variation margin on futures contracts	—	71,939	—
Variation margin on centrally cleared swaps	—	3,402	—
Swap premiums received	478,431	11,052	—
Unrealized depreciation on OTC swaps	486,723	11,105	—

Total accrued liabilities	12,199,969	7,259,579	7,452,227

Other Liabilities
TOB Trust Certificates	—	—	18,400,000

Total other liabilities	—	—	18,400,000

Total liabilities	12,199,969	7,259,579	25,902,875

NET ASSETS	$1,280,350,164	$477,784,735	$327,382,507

NET ASSETS CONSIST OF
Paid-in capital	$1,303,547,052	$427,443,278	$317,246,232
Accumulated earnings (loss)	(23,196,888)	50,341,457	10,136,275

NET ASSETS	$1,280,350,164	$477,784,735	$327,382,507

NET ASSET VALUE
Shares outstanding	129,178,507	41,856,454	29,518,397

Net asset value	$9.91	$11.41	$11.09

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

(a) Investments at cost — unaffiliated	$1,304,655,391	$446,428,113	$332,189,188

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Assets and Liabilities (unaudited)  (continued)

September 30, 2020

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

ASSETS
Investments at value — unaffiliated(a)	$2,189,263,918	$—	$368,675,558
Investments at value — affiliated(c)	—	9,424,015	—
Cash	719,630	19,721,252	1,355,309
Cash pledged:
Collateral — OTC derivatives	4,180,000	—	—
Futures contracts	703,000	365,190	771,925
Centrally cleared swaps	339,960	2,078,570	202,930
Foreign currency at value(c)	—	—	256,426
Receivables:
Options written	—	—	37,800
TBA sale commitments	639,000,772	—	—
Capital shares sold	2,715,817	—	566,294
Dividends — affiliated	—	17,545	—
Dividends — unaffiliated	60	—	40
Interest — unaffiliated	4,036,877	—	1,473,721
From the Manager	99,482	26,965	51,056
Principal paydowns	—	—	175,199
Variation margin on futures contracts	116,927	38,167	114,720
Variation margin on centrally cleared swaps	—	75,727	—
Swap premiums paid	394,875	—	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	12,016
OTC swaps	1,600,169	—	—
Prepaid expenses	36,144	14,876	22,609

Total assets	2,843,207,631	31,762,307	373,715,603

LIABILITIES
Cash received as collateral for TBA commitments	15,873	—	—
Options written at value(d)	98,281	—	1,094,671
TBA sale commitments at value(e)	638,428,554	—	—
Payables:
Investments purchased	965,972,626	—	17,536,471
Accounting services fees	30,630	11,742	16,603
Capital shares redeemed	921,212	72,165	373,721
Income dividend distributions	3,079,837	—	575,042
Trustees’ and Officer’s fees	1,097	895	108
Other accrued expenses	98,936	11,772	40,644
Professional fees	25,479	22,360	30,428
Variation margin on futures contracts	122,552	84,305	36,575
Variation margin on centrally cleared swaps	38,942	—	9,559
Swap premiums received	2,000,836	—	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	32,310
OTC swaps	4,828,438	—	—

Total liabilities	1,615,663,293	203,239	19,746,132

NET ASSETS	$1,227,544,338	$31,559,068	$353,969,471

NET ASSETS CONSIST OF
Paid-in capital	$1,210,958,505	$68,433,038	$357,731,347
Accumulated earnings (loss)	16,585,833	(36,873,970)	(3,761,876)

NET ASSETS	$1,227,544,338	$31,559,068	$353,969,471

90	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2020

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

NET ASSET VALUE

Shares outstanding	123,488,420	3,921,642	36,425,852

Net asset value	$9.94	$8.05	$9.72

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

(a) Investments at cost — unaffiliated	$2,164,325,429	$—	$361,900,786

(c) Investments at cost — affiliated	$—	$9,275,295	$—

(c) Foreign currency at cost	$—	$—	$258,518

(d) Premiums received	$219,363	$—	$1,043,094

(e) Proceeds from TBA sale commitments	$639,000,772	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Operations (unaudited)

Six Months Ended September 30, 2020

	BATS: Series A Portfolio	BATS: Series C Portfolio	BATS: Series E Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$30,135	$2,279	$3,064
Interest — unaffiliated	20,216,674	8,088,263	6,795,375
Other income	—	140	—

Total investment income	20,246,809	8,090,682	6,798,439

EXPENSES
Registration	90,167	26,180	39,194
Accounting services	46,600	31,127	26,316
Professional	39,268	33,383	38,995
Pricing	27,841	24,029	34,324
Transfer agent	22,490	71,126	13,437
Custodian	13,454	6,696	3,544
Trustees and Officer	8,060	3,489	2,850
Printing and postage	6,978	6,697	6,307
Miscellaneous	15,170	7,234	6,049

Total expenses excluding interest expense	270,028	209,961	171,016
Interest expense and fees(a)	—	—	83,739

Total expenses	270,028	209,961	254,755
Less:
Fees waived and/or reimbursed by the Manager	(268,528)	(208,461)	(170,991)

Total expenses after fees waived and/or reimbursed	1,500	1,500	83,764

Net investment income	20,245,309	8,089,182	6,714,675

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,089,441)	10,080,457	(482,790)
Futures contracts	—	(285,257)	—
Swaps	46,335	(21,047)	—

	(1,043,106)	9,774,153	(482,790)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	99,935,013	32,199,217	16,750,033
Futures contracts	—	59,250	—
Swaps	(32,632)	61,004	—

	99,902,381	32,319,471	16,750,033

Net realized and unrealized gain	98,859,275	42,093,624	16,267,243

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,104,584	$50,182,806	$22,981,918

(a)	Related to TOB Trusts.

See notes to financial statements.

92	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2020

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

INVESTMENT INCOME

Dividends — unaffiliated	$4,830	$—	$1,975
Dividends — affiliated	—	163,972	—
Interest — unaffiliated	13,896,058	—	2,925,354
Other income	857	66	—

Total investment income	13,901,745	164,038	2,927,329

EXPENSES

Transfer agent	72,248	9,303	14,951

Custodian	46,009	1,528	15,312

Accounting services	45,161	17,645	24,237

Registration	35,905	17,587	14,437

Professional	32,450	23,501	31,241

Pricing	31,010	—	26,234

Printing and postage	6,940	5,839	6,335

Trustees and Officer	6,559	558	1,796

Miscellaneous	11,937	3,028	3,255

Total expenses excluding interest expense	288,219	78,989	137,798

Interest expense(a)	—	—	55,881

Total expenses	288,219	78,989	193,679

Less:

Fees waived and/or reimbursed by the Manager	(286,719)	(78,914)	(137,298)

Total expenses after fees waived and/or reimbursed	1,500	75	56,381

Net investment income	13,900,245	163,963	2,870,948

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — unaffiliated	20,423,483	—	511,730

Investments — affiliated	—	(18,461)	—

Options written	915,144	—	(2,870)

Futures contracts	(2,389,170)	877,062	(789,644)

Forward foreign currency exchange contracts	—	—	13,322

Foreign currency transactions	—	—	26,956

Payment by affiliate	—	—	59,952

Swaps	236,711	(3,246,356)	26,901

	19,186,168	(2,387,755)	(153,653)

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	(5,754,947)	—	9,500,504

Investments — affiliated	—	663,880	—

Options written	1,726,610	—	200,832

Futures contracts	921,006	(758,735)	440,329

Forward foreign currency exchange contracts	—	—	(35,880)

Foreign currency translations	—	6	(3,365)

Swaps	(125,064)	2,898,462	(33,740)

	(3,232,395)	2,803,613	10,068,680

Net realized and unrealized gain	15,953,773	415,858	9,915,027

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,854,018	$579,821	$12,785,975

(a)	See Note 4 of the Notes to Financial Statements for details of short-term borrowings.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	93

Statements of Changes in Net Assets

	BATS: Series A Portfolio		BATS: Series C Portfolio

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,245,309	$51,744,471	$8,089,182	$14,807,875
Net realized gain (loss)	(1,043,106)	(3,408,768)	9,774,153	14,189,592
Net change in unrealized appreciation (depreciation)	99,902,381	(108,064,041)	32,319,471	(8,739,953)

Net increase (decrease) in net assets resulting from operations	119,104,584	(59,728,338)	50,182,806	20,257,514

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(20,323,965)	(52,227,829)	(7,857,659)	(17,172,880)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	145,894,046	170,345,298	(28,807,297)	88,253,994

NET ASSETS
Total increase in net assets	244,674,665	58,389,131	13,517,850	91,338,628
Beginning of period	1,035,675,499	977,286,368	464,266,885	372,928,257

End of period	$1,280,350,164	$1,035,675,499	$477,784,735	$464,266,885

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

94	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BATS: Series E Portfolio		BATS: Series M Portfolio

	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,714,675	$11,541,542	$13,900,245	$26,693,780
Net realized gain (loss)	(482,790)	(3,574,046)	19,186,168	1,649,550
Net change in unrealized appreciation (depreciation)	16,750,033	(10,734,283)	(3,232,395)	21,387,602

Net increase (decrease) in net assets resulting from operations	22,981,918	(2,766,787)	29,854,018	49,730,932

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(6,601,925)	(11,745,193)	(17,329,845)	(30,102,692)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(2,279,496)	92,907,703	208,242,596	187,375,080

NET ASSETS
Total increase in net assets	14,100,497	78,395,723	220,766,769	207,003,320
Beginning of period	313,282,010	234,886,287	1,006,777,569	799,774,249

End of period	$327,382,507	$313,282,010	$1,227,544,338	$1,006,777,569

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	95

Statements of Changes in Net Assets (continued)

	BATS: Series P Portfolio		BATS: Series S Portfolio
	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20	Six Months Ended 09/30/20 (unaudited)	Year Ended 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$163,963	$612,722	$2,870,948	$4,654,447
Net realized gain (loss)	(2,387,755)	967,300	(153,653)	189,861
Net change in unrealized appreciation (depreciation)	2,803,613	(7,942,300)	10,068,680	(3,761,080)

Net increase (decrease) in net assets resulting from operations	579,821	(6,362,278)	12,785,975	1,083,228

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	—	(546,948)	(3,133,474)	(5,291,105)
From return of capital	—	(1,094)	—	—

Decrease in net assets resulting from distributions to shareholders	—	(548,042)	(3,133,474)	(5,291,105)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(10,325,916)	(3,438,937)	198,014,557	(12,665,537)

NET ASSETS
Total increase (decrease) in net assets	(9,746,095)	(10,349,257)	207,667,058	(16,873,414)
Beginning of period	41,305,163	51,654,420	146,302,413	163,175,827

End of period	$31,559,068	$41,305,163	$353,969,471	$146,302,413

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

96	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Cash Flows (unaudited)

Six Months Ended September 30, 2020

BATS: Series S Portfolio

CASH USED FOR OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$12,785,975
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principle paydowns	134,093,946
Purchases of long-term investments	(262,878,547)
Net purchases of short-term securities	(984,671)
Amortization of premium and accretion of discount on investments and other fees	611,331
Premiums paid on closing options written	(129,986)
Premiums received from options written	888,921
Net realized loss on investments and options written	(568,812)
Net unrealized appreciation on investments, options written, swaps, and foreign currency translations	(9,665,846)
(Increase) Decrease in Assets:
Receivables:
Interest — unaffiliated	(542,967)
Dividends — unaffiliated	350
From the Manager	(9,351)
Principal paydowns	(137,189)
Options written	23,207
Swaps	66,305
Variation margin on futures contracts	(91,421)
Prepaid expenses	(9,545)
Increase (Decrease) in Liabilities:
Payables:
Interest expense	(176,082)
Trustees’ and Officer’s fees	(33)
Professional fees	30,428
Variation margin on futures contracts	27,981
Variation margin on centrally cleared swaps	(118,146)
Other accrued expenses	(50,165)

Net cash used for operating activities	(126,834,317)

CASH PROVIDED BY FINANCING ACTIVITIES
Net borrowing of reverse repurchase agreements	(67,259,423)
Cash dividends paid to shareholders	(3,017,758)
Payments on redemption of capital shares	(29,698,711)
Proceeds from issuance of capital shares	227,625,673

Net cash provided by financing activities	127,649,781

CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(3,755)

CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	811,709
Restricted and unrestricted cash and foreign currency at beginning of period	1,774,881

Restricted and unrestricted cash and foreign currency at end of period	$2,586,590

SUPPLEMENTAL DISCLOSURE OFCASH FLOW INFORMATION
Cash paid during the period for interest expense	$231,963

F I N A N C I A L S T A T E M E N T S	97

Statement of Cash Flows (unaudited) (continued)

Six Months Ended September 30, 2020

		BATS: Series S Portfolio

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY TO THE STATEMENTS OF ASSETS AND LIABILITIES

	September 30, 2020	March 31, 2020
Cash	$1,355,309	$1,217,302
Cash pledged:
Futures contract	771,925	288,925
Centrally cleared swaps	202,930	103,930
Foreign currency at value	256,426	164,724

	$2,586,590	$1,774,881

See notes to financial statements.

98	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BATS: Series A Portfolio

	Six Months Ended 09/30/20 (unaudited)		Year Ended March 31,						Period from 09/21/15 to 03/31/16	(a)
			2020		2019		2018	2017
Net asset value, beginning of period	$9.05		$9.99		$10.14		$10.14	$9.82	$10.00

Net investment income(b)	0.17		0.45		0.53		0.58	0.51	0.48
Net realized and unrealized gain (loss)	0.86		(0.94)		(0.11)		(0.03)	0.43	(0.27)

Net increase (decrease) from investment operations	1.03		(0.49)		0.42		0.55	0.94	0.21

Distributions(c)
From net investment income	(0.17)		(0.45)		(0.52)		(0.49)	(0.62)	(0.39)
From net realized gain	—		—		(0.05)		(0.06)	—	—

Total distributions	(0.17)		(0.45)		(0.57)		(0.55)	(0.62)	(0.39)

Net asset value, end of period	$9.91		$9.05		$9.99		$10.14	$10.14	$9.82

Total Return(d)
Based on net asset value	11.48	%(e)	(5.22)%		4.31%		5.55%	9.76%	2.07	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.05	%(g)	0.05%		0.04%		0.12%	0.26%	1.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.00	%(g)(i)	0.00	%(i)	0.00	%(i)	0.00%	0.00%	0.01	%(g)

Net investment income	3.58	%(g)	4.45%		5.26%		5.65%	5.01%	9.03	%(g)

Supplemental Data
Net assets, end of period (000)	$1,280,350		$1,035,675		$977,286		$571,583	$323,784	$38,956

Portfolio turnover rate	12%		48%		43%		45%	84%	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 09/30/20 (unaudited)	Year Ended March 31,				Period from 09/21/15 to 03/31/16	(a)
		2020	2019	2018	2017

Investments in underlying funds	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	Annualized.
(h)	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.32%.
(i)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BATS: Series C Portfolio

	Six Months Ended 09/30/20 (unaudited)		Year Ended March 31,
			2020		2019		2018	2017	2016
Net asset value, beginning of period	$10.49		$10.28		$10.18		$10.31	$10.37	$10.77

Net investment income(a)	0.18		0.38		0.39		0.37	0.36	0.38
Net realized and unrealized gain (loss)	0.91		0.27		0.10		(0.08)	(0.04)	(0.31)

Net increase from investment operations	1.09		0.65		0.49		0.29	0.32	0.07

Distributions(b)
From net investment income	(0.17)		(0.38)		(0.39)		(0.37)	(0.36)	(0.38)
From net realized gain	—		(0.06)		(0.00	)(c)	(0.05)	(0.02)	(0.09)

Total distributions	(0.17)		(0.44)		(0.39)		(0.42)	(0.38)	(0.47)

Net asset value, end of period	$11.41		$10.49		$10.28		$10.18	$10.31	$10.37

Total Return(d)
Based on net asset value	10.44	%(e)	6.31%		5.05%		2.82%	3.12%	0.70%

Ratios to Average Net Assets(f)
Total expenses	0.08	%(g)	0.09%		0.09%		0.11%	0.11%	0.13%

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	0.00	%(h)	0.00	%(h)	0.00%	0.00%	0.00%

Net investment income	3.16	%(g)	3.55%		3.91%		3.55%	3.45%	3.68%

Supplemental Data
Net assets, end of period (000)	$477,785		$464,267		$372,928		$388,674	$417,251	$353,632

Portfolio turnover rate	50%		83%		55%		31%	32%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 09/30/20 (unaudited)	Year Ended March 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.00%	0.00%	0.00%	0.00%	0.01%	0.01%

(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

100	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BATS: Series E Portfolio

	Six Months Ended 09/30/20 (unaudited)		Year Ended March 31,
			2020		2019		2018	2017	2016

Net asset value, beginning of period	$10.53		$10.91		$10.78		$10.49	$10.75	$10.47

Net investment income(a)	0.23		0.43		0.47		0.45	0.45	0.43
Net realized and unrealized gain (loss)	0.55		(0.37)		0.21		0.30	(0.16)	0.29

Net increase from investment operations	0.78		0.06		0.68		0.75	0.29	0.72

Distributions(b)
From net investment income	(0.22)		(0.44)		(0.47)		(0.45)	(0.45)	(0.43)
From net realized gain	—		—		(0.08)		(0.01)	(0.10)	(0.01)

Total distributions	(0.22)		(0.44)		(0.55)		(0.46)	(0.55)	(0.44)

Net asset value, end of period	$11.09		$10.53		$10.91		$10.78	$10.49	$10.75

Total Return(c)
Based on net asset value	7.51	%(d)	0.33%		6.44%		7.22%	2.78%	7.15%

Ratios to Average Net Assets(e)
Total expenses	0.16	%(f)	0.18%		0.21%		0.27%	0.23%	0.34%

Total expenses after fees waived and/or reimbursed	0.05	%(f)	0.06%		0.08%		0.06%	0.06%	0.02%

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00%	0.00%	0.00%

Net investment income	4.20	%(f)	3.78%		4.35%		4.17%	4.21%	4.17%

Supplemental Data
Net assets, end of period (000)	$327,383		$313,282		$234,886		$180,142	$146,346	$110,186

Borrowings outstanding, end of period (000)	$18,400		$10,713		$8,085		$6,625	$6,625	$4,835

Portfolio turnover rate	25%		54%		53%		100%	87%	44%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 09/30/20 (unaudited)	Year Ended March 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.00%	0.01%	0.01%	0.02%	0.01%	0.01%

(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BATS: Series M Portfolio

	Six Months Ended 09/30/20 (unaudited)		Year Ended March 31,
			2020		2019		2018	2017	2016

Net asset value, beginning of period	$9.81		$9.59		$9.47		$9.69	$9.93	$10.03

Net investment income(a)	0.13		0.30		0.31		0.25	0.21	0.22
Net realized and unrealized gain (loss)	0.16		0.25		0.15		(0.16)	(0.16)	0.02

Net increase from investment operations	0.29		0.55		0.46		0.09	0.05	0.24

Distributions(b)
From net investment income	(0.16)		(0.33)		(0.34)		(0.31)	(0.29)	(0.27)
From net realized gain	—		—		—		—	—	(0.07)

Total distributions	(0.16)		(0.33)		(0.34)		(0.31)	(0.29)	(0.34)

Net asset value, end of period	$9.94		$9.81		$9.59		$9.47	$9.69	$9.93

Total Return(c)
Based on net asset value	2.98	%(d)	5.86%		4.94%		0.91%	0.51%	2.44%

Ratios to Average Net Assets(e)
Total expenses	0.05	%(f)	0.06%		0.08%		0.08%	0.09%	0.11%

Total expenses after fees waived and/or reimbursed	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00%	0.00%	0.00%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00%	0.00%	0.00%

Net investment income	2.59	%(f)	3.03%		3.30%		2.59%	2.12%	2.25%

Supplemental Data
Net assets, end of period (000)	$1,227,544		$1,006,778		$799,774		$810,031	$598,067	$552,687

Portfolio turnover rate(h)	741%		1,316%		1,209%		1,515%	1,728%	1,789%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 09/30/20 (unaudited)	Year Ended March 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%

(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 09/30/20 (unaudited)	Year Ended March 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	447%	813%	683%	833%	1,040%	1,090%

See notes to financial statements.

102	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BATS: Series P Portfolio

	Six Months Ended 09/30/20 (unaudited)		Year Ended March 31,
			2020		2019		2018	2017	2016

Net asset value, beginning of period	$7.92		$9.25		$9.56		$9.38	$8.95	$9.38

Net investment income(a)	0.04		0.12		0.12		0.08	0.09	0.10
Net realized and unrealized gain (loss)	0.09		(1.33)		(0.34)		0.15	0.34	(0.53)

Net increase (decrease) from investment operations	0.13		(1.21)		(0.22)		0.23	0.43	(0.43)

Distributions(b)
From net investment income	—		(0.12)		(0.09)		(0.05)	—	—
From return of capital	—		(0.00	)(c)	—		—	—	—

Total distributions	—		(0.12)		(0.09)		(0.05)	—	—

Net asset value, end of period	$8.05		$7.92		$9.25		$9.56	$9.38	$8.95

Total Return(d)
Based on net asset value	1.64	%(e)	(13.25)%		(2.32)%		2.49%	4.80%	(4.48)%

Ratios to Average Net Assets(f)
Total expenses	0.47	%(g)	0.31%		0.20%		0.19%	0.13%	0.11%

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	0.00	%(h)	0.00	%(h)	0.00%	0.00%	0.00%

Net investment income	0.97	%(g)	1.33%		1.24%		0.89%	1.00%	1.04%

Supplemental Data
Net assets, end of period (000)	$31,559		$41,305		$51,654		$84,080	$121,054	$221,470

Portfolio turnover rate	0%		15%		0%		6%	10%	0%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 09/30/20 (unaudited)	Year Ended March 31,
		2020	2019	2018	2017	2016
Investments in underlying funds	0.35%	0.32%	0.16%	0.17%	0.08%	0.05%

(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H G H L I G H T S	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BATS: Series S Portfolio

	Six Months Ended 09/30/20 (unaudited)		Year Ended March 31,
			2020		2019		2018		2017	2016

Net asset value, beginning of period	$9.23		$9.50		$9.38		$9.53		$9.54	$9.76

Net investment income(a)	0.12		0.27		0.25		0.20		0.19	0.26
Net realized and unrealized gain (loss)	0.50		(0.23)		0.13		(0.09)		0.11	(0.15)

Net increase from investment operations	0.62		0.04		0.38		0.11		0.30	0.11

Distributions from net investment income(b)	(0.13)		(0.31)		(0.26)		(0.26)		(0.31)	(0.33)

Net asset value, end of period	$9.72		$9.23		$9.50		$9.38		$9.53	$9.54

Total Return(c)
Based on net asset value	6.78	%(d)(e)	0.34%		4.11%		1.15%		3.21%	1.18%

Ratios to Average Net Assets
Total expenses	0.16	%(f)(g)	1.14	%(g)	0.69	%(g)	0.76	%(g)	0.48%	0.31%

Total expenses after fees waived and/or reimbursed	0.05	%(f)(g)	0.99	%(g)	0.56	%(g)	0.59	%(g)	0.34%	0.18%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00	%(f)(g)(h)	0.00	%(g)(h)	0.00	%(g)(h)	0.00	%(g)	0.00%	0.00%

Net investment income	2.42	%(f)(g)	2.84	%(g)	2.62	%(g)	2.11	%(g)	2.37%	2.91%

Supplemental Data
Net assets, end of period (000)	$353,910		$146,302		$163,176		$175,939		$191,903	$238,237

Portfolio turnover rate(i)	48%		144%		184%		263%		279%	270%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 09/30/20 (unaudited)	Year Ended March 31,
		2020	2019	2018
Investments in underlying funds	0.01%	0.00%	0.01%	0.01%

(h)	Amount is less than 0.005%.
(i)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 09/30/20 (unaudited)	Year Ended March 31,
		2020	2019	2018	2017	2016
Portfolio turnover rate (excluding MDRs)	48%	101%	112%	148%	163%	178%

See notes to financial statements.

104	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statuatory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BATS: Series A Portfolio	Series A	Diversified
BATS: Series C Portfolio	Series C	Diversified
BATS: Series E Portfolio	Series E	Diversified
BATS: Series M Portfolio	Series M	Diversified
BATS: Series P Portfolio	Series P	Diversified
BATS: Series S Portfolio	Series S	Diversified

Shares of the Funds are offered to separate account clients of the adviser, BlackRock Advisors, LLC (the “Manager”) or certain of its affiliates. Series A is also offered to collective trust funds managed by BlackRock Institutional Trust Company, N.A., an affiliate of the Manager, and mutual funds advised by the Manager or its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions and TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly, except for Series P, which declares and pays dividends at least annually. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements  (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded equity options for which market quotations are readily available will be valued at the National Best Bid and Offer quotes (“NBBO”). NBBO represents the mean of the bid and ask prices as quoted on the exchange on which such options are traded. In the event that there is no mean price available, the last bid (long positions) or ask (short positions) price will be used. If no bid or ask price is available, the prior day’s price may be used. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

106	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result

108	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments, When-Issued and Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

For the six months ended September 30, 2020, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate were as follows:

Fund Name	Average Borrowings	Daily Weighted Average Interest Rate

Series S	$42,627,396	0.25%

Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a fund. A fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees

110	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

and amortization of deferred offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total

Series E	$55,393	$22,539	$5,807	$83,739

For the six months ended September 30, 2020, the following table is a summary of each Fund’s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts

Series E	$34,290,803	$18,400,000	0.15% - 0.27%	$15,367,568	1.18%

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, a fund enters into a reimbursement agreement with the Liquidity Provider where a fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a fund invests in a recourse TOB Trust, a fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at September 30, 2020, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at September 30, 2020.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements (unaudited) (continued)

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

•

Swaptions – Certain Funds purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

112	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager receives no advisory fee from the Funds under the Investment Advisory Agreement.

With respect to each Fund, except for Series E, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses. This agreement has no fixed termination date. With respect to Series C, Series E, Series M, Series P and Series S, the Manager does not charge the Funds a management fee, although investors in the Funds will pay a fee to BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, or their managed account program sponsor. With respect to Series A, the Manager does not charge the Fund a management fee, although investors in the Fund that are (i) retail and institutional separately managed account clients of BIM will pay a fee to BIM or their managed account program sponsor, (ii) participants in the collective trust funds managed by BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of the Manager, that invest in the Fund will pay a fee to BTC, and (iii) mutual funds that are advised by the Manager or its affiliates will pay the Manager or its affiliate a management fee pursuant to a management agreement between each such fund and BlackRock or its affiliate. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

Although the Funds do not compensate the Manager directly for its services under the Investment Advisory Agreement, because each Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager’s affiliates to manage their accounts. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The waivers were as follows:

Fund Name	Amounts Waived
Series A	$ 268,528
Series C	208,461
Series E	170,991
Series M	286,719
Series P	78,914
Series S	137,298

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Series A, Series E and Series P are currently permitted to borrow and lend and Series C, Series M and Series S are currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended September 30, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: During the six months ended September 30, 2020, Series S received a reimbursement of $59,952 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended September 30, 2020, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Loss
Series C	$ —	$ 254,624	$ (103,229)

7.	PURCHASES AND SALES

For the six months ended September 30, 2020, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments transactions, were as follows:

Fund Name/Asset Type	Purchases	Sales
Series A
Non-U.S. Government Securities	$129,203,866	$129,647,729
Series C
Non-U.S. Government Securities	188,737,063	203,046,962
U.S. Government Securities	57,924,886	68,885,619
Series E
Non-U.S. Government Securities	83,217,907	80,511,343
Series M
Non-U.S. Government Securities	9,173,143,675	9,050,001,699
U.S. Government Securities	—	14,073,395
Series P
Non-U.S. Government Securities	—	3,458,340
Series S
Non-U.S. Government Securities	210,148,979	64,946,538
U.S. Government Securities	66,797,230	67,489,912

For the six months ended September 30, 2020, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales
Series M	$3,596,149,052	$3,597,528,850

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

114	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Series A	Series C	Series E	Series M	Series P	Series S

$4,772,564	$—	$3,719,355	$24,390,470	$27,095,097	$9,965,333

As of September 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	Series A	Series C	Series E	Series M	Series P	Series S
Tax cost	$1,304,659,087	$446,571,066	$313,980,517	$2,164,457,809	$9,354,915	$361,916,843

Gross unrealized appreciation	$20,764,140	$34,305,110	$17,969,421	$38,132,030	$900,769	$7,860,512
Gross unrealized depreciation	(37,798,982)	(1,963,106)	(3,707,102)	(16,982,107)	(8,286,878)	(1,334,165)

Net unrealized appreciation (depreciation)	$(17,034,842)	$32,342,004	$14,262,319	$21,149,923	$(7,386,109)	$6,526,347

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended September 30, 2020, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Series E structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, Series E’s investments in the TOB Trusts may adversely affect Series E’s net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect Series E’s NAV per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect Series E’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and Series E, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements (unaudited) (continued)

the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in their Schedules of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Six Months Ended 09/30/20		Year Ended 03/31/20
Fund Name	Shares	Amounts	Shares	Amounts
Series A
Shares sold	30,080,667	$294,386,279	56,175,142	$566,598,019
Shares redeemed	(15,311,116)	(148,492,233)	(39,575,189)	(396,252,721)

	14,769,551	$145,894,046	16,599,953	$170,345,298

116	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/20		Year Ended 03/31/20

Fund Name	Shares	Amounts	Shares	Amounts

Series C

Shares sold	8,095,328	$90,716,320	15,113,669	$163,942,733

Shares redeemed	(10,506,346)	(119,523,617)	(7,124,584)	(75,688,739)

	(2,411,018)	$(28,807,297)	7,989,085	$88,253,994

Series E

Shares sold	5,037,655	$54,184,718	17,189,745	$193,043,655

Shares redeemed	(5,271,504)	(56,464,214)	(8,976,213)	(100,135,952)

	(233,849)	$(2,279,496)	8,213,532	$92,907,703

Series M

Shares sold	31,165,364	$309,976,484	35,969,210	$350,693,918

Shares redeemed	(10,267,505)	(101,733,888)	(16,794,450)	(163,318,838)

	20,897,859	$208,242,596	19,174,760	$187,375,080

Series P

Shares sold	199,874	$1,592,517	2,498,617	$21,721,096

Shares redeemed	(1,494,773)	(11,918,433)	(2,869,301)	(25,160,033)

	(1,294,899)	$(10,325,916)	(370,684)	$(3,438,937)

Series S

Shares sold	23,660,841	$227,708,603	5,557,853	$53,268,760

Shares redeemed	(3,089,174)	(29,694,046)	(6,877,962)	(65,934,297)

	20,571,667	$198,014,557	(1,320,109)	$(12,665,537)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Allocation Target Shares (the “Trust”) met on April 16, 2020 (the “April Meeting”) and May 20-21, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series E Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio (together, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of ten individuals, eight of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to each Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) a discussion of fall-out benefits to BlackRock and its affiliates; (b) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (c) a review of non-management fees; (d) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (e) a summary of aggregate amounts paid by each Fund to BlackRock; and (f) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting. Topics covered included: (a) the methodology for measuring estimated fund profitability; (b) economies of scale; (c) fund expenses and potential fee waivers; and (d) differences in services provided and management fees between open-end funds and other product channels.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

118	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement  (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third-parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that the Funds are investments that are available solely to separately managed accounts or institutional clients, primarily to complement their existing BlackRock fixed-income portfolios. Given the resulting comparability issues to peer funds, rather than a comparison to peers, the Board reviewed other performance criteria for the Funds.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge each Fund an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	119

Disclosure of Investment Advisory Agreement  (continued)

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock does not charge the Funds an advisory fee, although investors in the Funds will pay a fee to an affiliate of BlackRock or their managed account program sponsor. The Board also noted that BlackRock and the Board have contractually agreed to waive all fees and pay or reimburse all direct expenses of each Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense and acquired fund fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

120	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A D D I T I O N A L I N F O R M A T I O N	121

Additional Information  (continued)

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor(a)

BlackRock International Limited

Edinburgh EH3 8BL, United Kingdom

Accounting Agent, Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

(a)	Excludes BATS: Series E Portfolio

122	2 0 2 0 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

NOK	Norwegian Krone

NZD	New Zealand Dollar

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

AGM	Assured Guaranty Municipal Corp.

AKA	Also Known As

AMT	Alternative Minimum Tax

CLO	Collateralized Loan Obligation

DAC	Designated Activity Co.

EDA	Economic Development Authority

EDC	Economic Development Corp.

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

IDC	Industrial Development Corp.

IO	Interest Only

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

OTC	Over-the-Counter

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

TA	Tax Allocation

TBA	To-be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	123

Want to know more?

blackrock.com  |  800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BATS-9/20-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: December 3, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: December 3, 2020